UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2018

Date of reporting period: November 30, 2017

Item 1.	Schedules of Investments.

Schedule of Investments (unaudited) November 30, 2017	iShares® Adaptive Currency Hedged MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 100.3%
iShares MSCI Eurozone ETF(a)	66,558	$2,909,916

Total Investment Companies — 100.3% (Cost: $2,274,756)		2,909,916

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(a)(b)	1,169	1,169

Total Short-Term Investments — 0.1% (Cost: $1,169)		1,169

Total Investments in Securities — 100.4% (Cost: $2,275,925)		2,911,085
Other Assets, Less Liabilities — (0.4)%		(10,349)

Net Assets — 100.0%		$2,900,736

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold		Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI Eurozone ETF	66,259	1,044	(745)		66,558	$2,909,916	$—	$(5)	$125,347
BlackRock Cash Funds: Treasury, SL Agency Shares	1,353	—	(184	)(a)	1,169	1,169	3	—	—

						$2,911,085	$3	$(5)	$125,347

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of November 30, 2017 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,889,000	USD	2,237,843	MS	12/05/17	$10,652

USD	2,205,704	EUR	1,889,000	MS	12/05/17	(42,790)
EUR	55,000	USD	65,635	MS	01/04/18	(23)
USD	2,242,784	EUR	1,889,000	MS	01/04/18	(10,698)

						(53,511)

	Net unrealized depreciation					$(42,859)

1

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Adaptive Currency Hedged MSCI Eurozone ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$2,909,916	$—	$—	$2,909,916
Money Market Funds	1,169	—	—	1,169

	$2,911,085	$—	$—	$2,911,085

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$10,652	$—	$10,652
Liabilities
Forward Foreign Currency Exchange Contracts	—	(53,511)	—	(53,511)

	$—	$(42,859)	$—	$(42,859)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley and Co. International PLC

Currency Abbreviations

EUR	Euro
USD	United States Dollar

2

Schedule of Investments (unaudited) November 30, 2017	iShares® Adaptive Currency Hedged MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI Japan ETF(a)	73,770	$4,419,561

Total Investment Companies — 99.8% (Cost: $3,640,650)		4,419,561

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(a)(b)	2,006	2,006

Total Short-Term Investments — 0.0% (Cost: $2,006)		2,006

Total Investments in Securities — 99.8% (Cost: $3,642,656)		4,421,567
Other Assets, Less Liabilities — 0.2%		7,673

Net Assets — 100.0%		$4,429,240

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased		Shares Sold		Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI Japan ETF	97,270	1,369		(24,869)		73,770	$4,419,561	$—		$205,703	$209,229
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	(a)	—		—	—	—	(b)	(66)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,838	—		(832	)(a)	2,006	2,006	6		—	—

							$4,421,567	$6		$205,637	$209,229

(a)	Net of purchases and sales.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of November 30, 2017 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	94,532,000	USD	832,547	MS	12/05/17	$7,433
USD	3,271,638	JPY	366,652,000	MS	01/05/18	7,442

						14,875

JPY	366,652,000	USD	3,265,346	MS	12/05/17	(7,397)
USD	4,081,959	JPY	461,184,000	MS	12/05/17	(15,971)
USD	27,912	JPY	3,136,000	MS	01/05/18	(6)

						(23,374)

	Net unrealized depreciation					$(8,499)

3

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Adaptive Currency Hedged MSCI Japan ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$4,419,561	$—	$—	$4,419,561
Money Market Funds	2,006	—	—	2,006

	$4,421,567	$—	$—	$4,421,567

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$14,875	$—	$14,875
Liabilities
Forward Foreign Currency Exchange Contracts	—	(23,374)	—	(23,374)

	$—	$(8,499)	$—	$(8,499)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley and Co. International PLC

Currency Abbreviations

JPY	Japanese Yen
USD	United States Dollar

4

Schedule of Investments (unaudited) November 30, 2017	iShares® Currency Hedged MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI Australia ETF(a)	53,368	$1,215,190

Total Investment Companies — 100.0% (Cost: $1,093,657)		1,215,190

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(a)(b)	682	682

Total Short-Term Investments — 0.0% (Cost: $682)		682

Total Investments in Securities — 100.0% (Cost: $1,094,339)		1,215,872
Other Assets, Less Liabilities — (0.0)%		(460)

Net Assets — 100.0%		$1,215,412

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased		Shares Sold	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI Australia ETF	50,995	2,373		—	53,368	$1,215,190	$—	$—	$6,393
BlackRock Cash Funds: Treasury, SL Agency Shares	631	51	(a)	—	682	682	1	—	—

						$1,215,872	$1	$—	$6,393

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of November 30, 2017 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,562,000	USD	1,180,860	CITI	12/04/17	$637
USD	1,185,792	AUD	1,562,000	CITI	12/04/17	4,296
USD	1,209,045	AUD	1,578,000	MS	12/04/17	15,445
USD	38,710	AUD	51,000	MS	01/04/18	140

						20,518

AUD	1,578,000	USD	1,197,992	MS	12/04/17	(4,393)
AUD	4,000	USD	3,025	MS	01/04/18	—
USD	1,180,636	AUD	1,562,000	CITI	01/04/18	(658)

						(5,051)

	Net unrealized appreciation					$15,467

5

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Currency Hedged MSCI Australia ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,215,190	$—	$—	$1,215,190
Money Market Funds	682	—	—	682

	$1,215,872	$—	$—	$1,215,872

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$20,518	$—	$20,518
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,051)	—	(5,051)

	$—	$15,467	$—	$15,467

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

CITI	Citibank N.A.
MS	Morgan Stanley and Co. International PLC

Currency Abbreviations

AUD	Australian Dollar
USD	United States Dollar

6

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Currency Hedged MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 99.5%
iShares MSCI Canada ETF(a)	182,285	$5,275,328

Total Investment Companies — 99.5% (Cost: $5,021,253)		5,275,328

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(a)(b)	2,612	2,612

Total Short-Term Investments — 0.1% (Cost: $2,612)		2,612

Total Investments in Securities — 99.6% (Cost: $5,023,865)		5,277,940
Other Assets, Less Liabilities — 0.4%		21,731

Net Assets — 100.0%		$5,299,671

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased		Shares Sold	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI Canada ETF	89,118	94,265		(1,098)	182,285	$5,275,328	$—	$54	$90,697
BlackRock Cash Funds: Treasury, SL Agency Shares	1,161	1,451	(a)	—	2,612	2,612	4	—	—

						$5,277,940	$4	$54	$90,697

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of November 30, 2017 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,283,666	CAD	6,776,000	MS	12/04/17	$31,372
CAD	30,000	USD	23,266	MS	01/04/18	1
USD	5,285,303	CAD	6,787,000	MS	01/04/18	21,644

						53,017

CAD	6,776,000	USD	5,274,246	MS	12/04/17	(21,952)

	Net unrealized appreciation					$31,065

7

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Currency Hedged MSCI Canada ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$5,275,328	$—	$—	$5,275,328
Money Market Funds	2,612	—	—	2,612

	$5,277,940	$—	$—	$5,277,940

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$53,017	$—	$53,017
Liabilities
Forward Foreign Currency Exchange Contracts	—	(21,952)	—	(21,952)

	$—	$31,065	$—	$31,065

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley and Co. International PLC

Currency Abbreviations

CAD	Canadian Dollar
USD	United States Dollar

8

Schedule of Investments (unaudited) November 30, 2017	iShares® Currency Hedged MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 100.5%
iShares MSCI Eurozone ETF(a)	44,037,639	$1,925,325,577

Total Investment Companies — 100.5% (Cost: $1,753,640,374)		1,925,325,577

Total Investments in Securities — 100.5% (Cost: $1,753,640,374)		1,925,325,577

Other Assets, Less Liabilities — (0.5)%		(10,080,193)

Net Assets — 100.0%		$1,915,245,384

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased		Shares Sold	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI Eurozone ETF	42,763,824	6,837,044		(5,563,229)	44,037,639	$1,925,325,577	$—	$27,009,299	$54,736,137
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	(a)	—	—	—	2,607	—	—

						$1,925,325,577	$2,607	$27,009,299	$54,736,137

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of November 30, 2017 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,505,114,911	USD	1,781,679,776	BOA	12/04/17	$9,782,459
EUR	212,000	USD	250,297	CITI	12/04/17	2,036
EUR	16,661,000	USD	19,651,478	JPM	12/04/17	179,269
EUR	296,263,868	USD	351,835,952	MS	12/04/17	1,098,986
EUR	5,077,000	USD	5,979,768	SSB	12/04/17	63,128
EUR	2,030,000	USD	2,418,373	SSB	01/04/18	3,315
USD	7,677,831	EUR	6,434,000	SSB	01/04/18	2,394

						11,131,587

USD	19,708,057	EUR	16,696,000	BBP	12/04/17	(164,348)
USD	1,621,756,168	EUR	1,392,276,911	BOA	12/04/17	(35,400,696)
USD	220,976	EUR	188,000	CITI	12/04/17	(2,791)
USD	110,915,047	EUR	94,794,000	JPM	12/04/17	(1,913,462)
USD	170,277,323	EUR	146,165,434	MS	12/04/17	(3,696,009)
USD	31,599,876	EUR	27,043,000	UBS	12/04/17	(588,040)
EUR	53,756,000	USD	64,241,995	MS	01/04/18	(113,803)
USD	1,785,797,770	EUR	1,505,114,911	BOA	01/04/18	(9,728,274)
USD	173,362,437	EUR	146,165,434	MS	01/04/18	(1,005,542)

						(52,612,965)

	Net unrealized depreciation					$(41,481,378)

9

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Currency Hedged MSCI Eurozone ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,925,325,577	$—	$—	$1,925,325,577

	$1,925,325,577	$—	$—	$1,925,325,577

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$11,131,587	$—	$11,131,587
Liabilities
Forward Foreign Currency Exchange Contracts	—	(52,612,965)	—	(52,612,965)

	$—	$(41,481,378)	$—	$(41,481,378)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BBP	Barclays Bank PLC Wholesale
BOA	Bank of America N.A.
CITI	Citibank N.A.
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley and Co. International PLC
SSB	State Street Bank and Trust Co.
UBS	UBS AG

Currency Abbreviations

EUR	Euro
USD	United States Dollar

10

Schedule of Investments (unaudited) November 30, 2017	iShares_ Currency Hedged MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 100.5%
iShares MSCI Germany ETF(a)	20,833,768	$692,514,448

Total Investment Companies — 100.5% (Cost: $626,012,939)		692,514,448

Total Investments in Securities — 100.5% (Cost: $626,012,939)		692,514,448
Other Assets, Less Liabilities — (0.5)%		(3,591,620)

Net Assets — 100.0%		$688,922,828

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased		Shares Sold	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI Germany ETF	25,676,573	1,212,676		(6,055,481)	20,833,768	$692,514,448	$—	$18,584,128	$37,842,410
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	(a)	—	—	—	984	—	—

						$692,514,448	$984	$18,584,128	$37,842,410

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of November 30, 2017 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	544,290,200	USD	644,303,524	BOA	12/04/17	$3,537,601
EUR	3,792,000	USD	4,400,415	CITI	12/04/17	113,011
EUR	16,000	USD	18,570	HSBC	12/04/17	474
EUR	107,021,600	USD	127,128,016	MS	12/04/17	366,789
EUR	957,000	USD	1,141,226	RBS	01/04/18	426

						4,018,301

USD	37,272,999	EUR	31,943,000	BNP	12/04/17	(747,140)
USD	596,438,532	EUR	512,042,200	BOA	12/04/17	(13,019,429)
USD	4,424,077	EUR	3,717,000	IBC	12/04/17	(80)
USD	62,338,102	EUR	53,510,800	MS	12/04/17	(1,353,100)
USD	461,993	EUR	396,000	RBS	12/04/17	(9,346)
EUR	15,840,000	USD	18,930,289	TDB	01/04/18	(33,969)
USD	645,792,702	EUR	544,290,200	BOA	01/04/18	(3,518,006)
USD	63,467,555	EUR	53,510,800	MS	01/04/18	(368,126)

						(19,049,196)

	Net unrealized depreciation					$(15,030,895)

11

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Currency Hedged MSCI Germany ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$692,514,448	$—	$—	$692,514,448

	$692,514,448	$—	$—	$692,514,448

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$4,018,301	$—	$4,018,301
Liabilities
Forward Foreign Currency Exchange Contracts	—	(19,049,196)	—	(19,049,196)

	$—	$(15,030,895)	$—	$(15,030,895)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BNP	BNP Paribas SA
BOA	Bank of America N.A.
CITI	Citibank N.A.
HSBC	HSBC Bank PLC
IBC	Imperial Bank of Canada
MS	Morgan Stanley and Co. International PLC
RBS	Royal Bank of Scotland PLC
TDB	Toronto Dominion Bank

Currency Abbreviations

EUR	Euro
USD	United States Dollar

12

Schedule of Investments (unaudited) November 30, 2017	iShares® Currency Hedged MSCI Italy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 100.5%
iShares MSCI Italy ETF(a)	168,103	$5,212,874

Total Investment Companies — 100.5% (Cost: $4,546,357)		5,212,874

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(a)(b)	2,701	2,701

Total Short-Term Investments — 0.1% (Cost: $2,701)		2,701

Total Investments in Securities — 100.6% (Cost: $4,549,058)		5,215,575
Other Assets, Less Liabilities — (0.6)%		(31,203)

Net Assets — 100.0%		$5,184,372

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold		Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI Italy ETF	194,240	4,657	(30,794)		168,103	$5,212,874	$—	$189,694	$(55,257)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,813	—	(112	)(a)	2,701	2,701	7	—	—

						$5,215,575	$7	$189,694	$(55,257)

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of November 30, 2017 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,522,000	USD	5,351,312	MS	12/04/17	$30,996
USD	5,391,807	EUR	4,522,000	MS	12/04/17	9,499

						40,495

EUR	4,522,000	USD	5,391,807	MS	12/04/17	(9,499)
USD	5,268,119	EUR	4,522,000	MS	12/04/17	(114,189)
EUR	159,000	USD	190,012	MS	01/04/18	(333)
USD	5,363,409	EUR	4,522,000	MS	01/04/18	(31,109)

						(155,130)

	Net unrealized depreciation					$(114,635)

13

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Currency Hedged MSCI Italy ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$5,212,874	$—	$—	$5,212,874
Money Market Funds	2,701	—	—	2,701

	$5,215,575	$—	$—	$5,215,575

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$40,495	$—	$40,495
Liabilities
Forward Foreign Currency Exchange Contracts	—	(155,130)	—	(155,130)

	$—	$(114,635)	$—	$(114,635)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley and Co. International PLC

Currency Abbreviations

EUR	Euro
USD	United States Dollar

14

Schedule of Investments (unaudited) November 30, 2017	iShares® Currency Hedged MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 99.4%
iShares MSCI Japan ETF(a)	19,932,891	$1,194,179,500

Total Investment Companies — 99.4% (Cost: $1,052,913,196)		1,194,179,500

Total Investments in Securities — 99.4% (Cost: $1,052,913,196)		1,194,179,500
Other Assets, Less Liabilities — 0.6%		6,734,860

Net Assets — 100.0%		$1,200,914,360

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased		Shares Sold	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI Japan ETF	21,948,803	3,156,020		(5,171,932)	19,932,891	$1,194,179,500	$—	$31,978,134	$76,769,711
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	(a)	—	—	—	2,431	—	—

						$1,194,179,500	$2,431	$31,978,134	$76,769,711

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of November 30, 2017 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	11,011,000	USD	96,879	ANZ	12/04/17	$957
JPY	12,256,000	USD	107,594	CITI	12/04/17	1,304
JPY	1,472,702,000	USD	12,999,299	MS	12/04/17	86,152
JPY	1,833,251,000	USD	16,177,707	NAB	12/04/17	111,342
JPY	380,449,000	USD	3,358,643	NSI	12/04/17	21,773
JPY	2,465,983,000	USD	21,689,974	RBS	12/04/17	221,111
JPY	7,825,573,000	USD	69,120,278	SSB	12/04/17	412,558
JPY	2,420,574,000	USD	21,356,015	UBS	12/04/17	151,596
USD	106,437,224	JPY	11,910,857,600	MS	12/04/17	605,268
USD	1,658,772	JPY	186,501,000	NAB	12/04/17	1,648
USD	116,983,617	JPY	13,069,351,196	MS	01/05/18	630,979
USD	1,075,851,487	JPY	120,221,594,804	RBS	01/05/18	5,553,540

						7,798,228

JPY	24,980,208,796	USD	223,194,578	MS	12/04/17	(1,237,061)
JPY	119,473,906,804	USD	1,067,112,422	RBS	12/04/17	(5,546,766)
USD	78,125,926	JPY	8,866,034,000	BNP	12/04/17	(651,754)
USD	123,160,611	JPY	13,983,753,600	MS	12/04/17	(1,089,721)
USD	13,235,274	JPY	1,506,599,000	RBS	12/04/17	(151,363)
USD	1,097,085,341	JPY	124,422,169,400	SSB	12/04/17	(8,447,285)
JPY	458,432,000	USD	4,104,794	JPM	01/05/18	(23,507)

15

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Currency Hedged MSCI Japan ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,460,897	JPY	388,991,000	BOA	01/05/18	$(2,177)

						(17,149,634)

	Net unrealized depreciation					$(9,351,406)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,194,179,500	$—	$—	$1,194,179,500

	$1,194,179,500	$—	$—	$1,194,179,500

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$7,798,228	$—	$7,798,228
Liabilities
Forward Foreign Currency Exchange Contracts	—	(17,149,634)	—	(17,149,634)

	$—	$(9,351,406)	$—	$(9,351,406)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

ANZ	Australia and New Zealand Bank Group
BNP	BNP Paribas SA
BOA	Bank of America N.A.
CITI	Citibank N.A.
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley and Co. International PLC
NAB	National Australia Bank Limited
NSI	Nomura Securities International Inc.
RBS	Royal Bank of Scotland PLC
SSB	State Street Bank and Trust Co.
UBS	UBS AG

Currency Abbreviations

JPY	Japanese Yen
USD	United States Dollar

16

Schedule of Investments (unaudited) November 30, 2017	iShares® Currency Hedged MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 99.6%
iShares MSCI Mexico ETF(a)(b)	38,979	$1,956,356

Total Investment Companies — 99.6% (Cost: $1,898,062)		1,956,356

Short-Term Investments

Money Market Funds — 48.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(a)(c)(d)	953,811	954,002
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(a)(c)	1,155	1,155

		955,157

Total Short-Term Investments — 48.6% (Cost: $955,157)		955,157

Total Investments in Securities — 148.2% (Cost: $2,853,219)		2,911,513
Other Assets, Less Liabilities — (48.2)%		(946,931)

Net Assets — 100.0%		$1,964,582

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased		Shares Sold		Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI Mexico ETF	57,159	2,326		(20,506)		38,979	$1,956,356	$—		$137,601	$(418,629)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	953,811	(a)	—		953,811	954,002	—	(b)	2	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,306	—		(150	)(a)	1,155	1,155	3		—	—

							$2,911,513	$3		$137,603	$(418,629)

(a)	Net of purchases and sales.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of November 30, 2017 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	357,000	USD	18,555	MS	12/04/17	$602
USD	2,120,069	MXN	39,446,000	MS	12/04/17	3,316
MXN	20,000	USD	1,066	MS	01/04/18	2
USD	2,094,537	MXN	39,089,000	MS	01/04/18	8,416

						12,336

MXN	78,535,000	USD	4,226,623	MS	12/04/17	(12,275)
USD	2,050,657	MXN	39,446,000	MS	12/04/17	(66,096)

17

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Currency Hedged MSCI Mexico ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	1,898,000	USD	101,467	MS	01/04/18	$(173)

						(78,544)

	Net unrealized depreciation					$(66,208)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,956,356	$—	$—	$1,956,356
Money Market Funds	955,157	—	—	955,157

	$2,911,513	$—	$—	$2,911,513

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$12,336	$—	$12,336
Liabilities
Forward Foreign Currency Exchange Contracts	—	(78,544)	—	(78,544)

	$—	$(66,208)	$—	$(66,208)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley and Co. International PLC

Currency Abbreviations

MXN	Mexican Peso
USD	United States Dollar

18

Schedule of Investments (unaudited) November 30, 2017	iShares® Currency Hedged MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 99.3%
iShares MSCI South Korea ETF(a)	20,546	$1,544,032

Total Investment Companies — 99.3% (Cost: $1,184,794)		1,544,032

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(a)(b)	809	809

Total Short-Term Investments — 0.0% (Cost: $809)		809

Total Investments in Securities — 99.3% (Cost: $1,185,603)		1,544,841
Other Assets, Less Liabilities — 0.7%		10,555

Net Assets — 100.0%		$1,555,396

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold		Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI South Korea ETF	21,414	388	(1,256)		20,546	$1,544,032	$—	$15,075	$129,139
BlackRock Cash Funds: Treasury, SL Agency Shares	812	—	(3	)(a)	809	809	4	—	—

						$1,544,841	$4	$15,075	$129,139

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of November 30, 2017 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	14,003,000	USD	12,526	MS	12/04/17	$342
USD	1,633,789	KRW	1,772,824,000	MS	12/04/17	4,729
KRW	53,644,000	USD	49,310	MS	01/04/18	13
USD	1,629,036	KRW	1,758,821,000	MS	01/04/18	11,878

						16,962

KRW	3,531,645,000	USD	3,263,156	MS	12/04/17	(17,905)
USD	1,576,318	KRW	1,772,824,000	MS	12/04/17	(52,741)
KRW	14,777,000	USD	13,595	MS	01/04/18	(8)

						(70,654)

	Net unrealized depreciation					$(53,692)

19

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Currency Hedged MSCI South Korea ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,544,032	$—	$—	$1,544,032
Money Market Funds	809	—	—	809

	$1,544,841	$—	$—	$1,544,841

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$16,962	$—	$16,962
Liabilities
Forward Foreign Currency Exchange Contracts	—	(70,654)	—	(70,654)

	$—	$(53,692)	$—	$(53,692)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley and Co. International PLC

Currency Abbreviations

KRW	South Korean Won
USD	United States Dollar

20

Schedule of Investments (unaudited) November 30, 2017	iShares® Currency Hedged MSCI Spain ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 100.4%
iShares MSCI Spain ETF(a)(b)	647,290	$21,774,836

Total Investment Companies — 100.4% (Cost: $19,897,724)		21,774,836

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(a)(c)(d)	303,539	303,600

Total Short-Term Investments — 1.4% (Cost: $303,600)		303,600

Total Investments in Securities — 101.8% (Cost: $20,201,324)		22,078,436
Other Assets, Less Liabilities — (1.8)%		(383,459)

Net Assets — 100.0%		$21,694,977

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased		Shares Sold	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI Spain ETF	1,589,284	240,746		(1,182,740)	647,290	$21,774,836	$—		$7,143,924	$(8,062,836)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	303,539	(a)	—	303,539	303,600	—	(b)	(201)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	(a)	—	—	—	362		—	—

						$22,078,436	$362		$7,143,723	$(8,062,836)

(a)	Net of purchases and sales.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of November 30, 2017 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	23,046,000	USD	27,264,948	MS	12/04/17	$165,541
USD	29,776,556	EUR	24,973,000	MS	12/04/17	52,456
USD	224,353	EUR	188,000	MS	01/04/18	79

						218,076

EUR	26,900,000	USD	32,070,309	MS	12/04/17	(52,598)
USD	29,094,398	EUR	24,973,000	MS	12/04/17	(629,702)
EUR	2,851,000	USD	3,403,621	MS	01/04/18	(2,522)
USD	24,901,540	EUR	20,995,000	MS	01/04/18	(144,435)

						(829,257)

	Net unrealized depreciation					$(611,181)

21

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Currency Hedged MSCI Spain ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$21,774,836	$—	$—	$21,774,836
Money Market Funds	303,600	—	—	303,600

	$22,078,436	$—	$—	$22,078,436

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$218,076	$—	$218,076
Liabilities
Forward Foreign Currency Exchange Contracts	—	(829,257)	—	(829,257)

	$—	$(611,181)	$—	$(611,181)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley and Co. International PLC

Currency Abbreviations

EUR	Euro
USD	United States Dollar

22

Schedule of Investments (unaudited) November 30, 2017	iShares® Currency Hedged MSCI Switzerland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 100.2%
iShares MSCI Switzerland ETF(a)	157,964	$5,525,581

Total Investment Companies — 100.2% (Cost: $5,316,452)		5,525,581

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(a)(b)	2,848	2,848

Total Short-Term Investments — 0.1% (Cost: $2,848)		2,848

Total Investments in Securities — 100.3% (Cost: $5,319,300)		5,528,429
Other Assets, Less Liabilities — (0.3)%		(16,343)

Net Assets — 100.0%		$5,512,086

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased		Shares Sold		Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI Switzerland ETF	191,281	7,356		(40,673)		157,964	$5,525,581	$—		$185,050	$(51,082)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	(a)	—		—	—	—	(b)	2	—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,245	—		(397	)(a)	2,848	2,848	8		—	—

							$5,528,429	$8		$185,052	$(51,082)

(a)	Net of purchases and sales.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of November 30, 2017 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	5,451,000	USD	5,525,484	MS	12/04/17	$15,559
USD	5,551,199	CHF	5,451,000	MS	12/04/17	10,157
CHF	42,000	USD	42,818	MS	01/04/18	—
USD	3,064	CHF	3,000	MS	01/04/18	5

						25,721

CHF	5,451,000	USD	5,551,199	MS	12/04/17	(10,157)
USD	5,471,849	CHF	5,451,000	MS	12/04/17	(69,193)
USD	5,541,295	CHF	5,451,000	MS	01/04/18	(15,959)

						(95,309)

	Net unrealized depreciation					$(69,588)

23

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Currency Hedged MSCI Switzerland ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$5,525,581	$—	$—	$5,525,581
Money Market Funds	2,848	—	—	2,848

	$5,528,429	$—	$—	$5,528,429

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$25,721	$—	$25,721
Liabilities
Forward Foreign Currency Exchange Contracts	—	(95,309)	—	(95,309)

	$—	$(69,588)	$—	$(69,588)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley and Co. International PLC

Currency Abbreviations
CHF	Swiss Franc
USD	United States Dollar

24

Schedule of Investments (unaudited) November 30, 2017	iShares® Currency Hedged MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 100.9%
iShares MSCI United Kingdom ETF(a)	408,476	$14,304,830

Total Investment Companies — 100.9% (Cost: $13,406,843)		14,304,830

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(a)(b)	7,139	7,139

Total Short-Term Investments — 0.0% (Cost: $7,139)		7,139

Total Investments in Securities — 100.9% (Cost: $13,413,982)		14,311,969
Other Assets, Less Liabilities — (0.9)%		(129,000)

Net Assets — 100.0%		$14,182,969

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold		Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI United Kingdom ETF	564,475	10,933	(166,932)		408,476	$14,304,830	$—	$459,491	$186,608
BlackRock Cash Funds: Treasury, SL Agency Shares	11,765	—	(4,626	)(a)	7,139	7,139	20	—	—

						$14,311,969	$20	$459,491	$186,608

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of November 30, 2017 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	902,000	USD	1,192,600	BOA	12/04/17	$27,265
GBP	2,251,400	USD	3,031,958	MS	12/04/17	14,243
GBP	9,867,300	USD	13,229,600	SSB	12/04/17	114,940
GBP	173,000	USD	234,146	MS	01/04/18	137

						156,585

USD	2,647	GBP	2,000	HSBC	12/04/17	(58)
USD	409,514	GBP	310,700	JPM	12/04/17	(10,677)
USD	2,331,857	GBP	1,763,700	MS	12/04/17	(53,371)
USD	12,941,766	GBP	9,818,600	SSB	12/04/17	(336,912)
GBP	127,000	USD	172,150	MS	01/04/18	(161)
USD	1,510,192	GBP	1,125,700	MS	01/04/18	(14,277)

25

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Currency Hedged MSCI United Kingdom ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,197,162	GBP	9,829,300	SSB	01/04/18	$(114,073)

						(529,529)

	Net unrealized depreciation					$(372,944)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$14,304,830	$—	$—	$14,304,830
Money Market Funds	7,139	—	—	7,139

	$14,311,969	$—	$—	$14,311,969

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$156,585	$—	$156,585
Liabilities
Forward Foreign Currency Exchange Contracts	—	(529,529)	—	(529,529)

	$—	$(372,944)	$—	$(372,944)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BOA	Bank of America N.A.
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley and Co. International PLC
SSB	State Street Bank and Trust Co.

Currency Abbreviations

GBP	British Pound
USD	United States Dollar

26

Schedule of Investments (unaudited) November 30, 2017	iShares® Edge MSCI Min Vol Global Currency Hedged ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 99.9%
iShares Edge MSCI Min Vol Global ETF(a)	34,939	$2,954,442

Total Investment Companies — 99.9% (Cost: $2,570,446)		2,954,442

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(a)(b)	1,496	1,496

Total Short-Term Investments — 0.0% (Cost: $1,496)		1,496

Total Investments in Securities — 99.9% (Cost: $2,571,942)		2,955,938
Other Assets, Less Liabilities — 0.1%		1,950

Net Assets — 100.0%		$2,957,888

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased		Shares Sold	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Min Vol Global ETF	34,828	252		(141)	34,939	$2,954,442	$—	$283	$115,285
BlackRock Cash Funds: Treasury, SL Agency Shares	1,405	91	(a)	—	1,496	1,496	4	—	—

						$2,955,938	$4	$283	$115,285

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of November 30, 2017 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	143,000	USD	144,954	MS	12/04/17	$408
DKK	254,704	USD	40,514	MS	12/04/17	218
EUR	44,000	USD	52,069	MS	12/04/17	302
GBP	66,000	USD	88,882	MS	12/04/17	418
HKD	1,346,000	USD	172,339	MS	12/04/17	1
ILS	57,000	USD	16,277	MS	12/04/17	31
INR	5,000	USD	77	MS	12/04/17	—
JPY	179,000	USD	1,576	MS	12/04/17	14
KRW	499,000	USD	446	MS	12/04/17	12
TWD	9,764,000	USD	325,475	MS	12/04/17	57
USD	101,274	CAD	130,000	MS	12/04/17	507
USD	145,629	CHF	143,000	MS	12/04/17	266
USD	29,577	CLP	18,930,000	MS	12/04/17	335
USD	40,807	DKK	254,704	MS	12/04/17	74

27

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge MSCI Min Vol Global Currency Hedged ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	52,463	EUR	44,000	MS	12/04/17	$92
USD	172,619	HKD	1,346,000	MS	12/04/17	279
USD	78	INR	5,000	MS	12/04/17	—
USD	378,187	JPY	42,321,000	MS	12/04/17	2,151
USD	60,991	KRW	66,181,000	MS	12/04/17	177
USD	26,726	SGD	36,000	MS	12/04/17	32
CAD	1,000	USD	776	MS	01/05/18	—
CHF	2,000	USD	2,039	MS	01/05/18	—
CLP	887,000	USD	1,370	MS	01/05/18	—
GBP	1,000	USD	1,354	MS	01/05/18	—
HKD	1,000	USD	128	MS	01/05/18	—
TWD	21,000	USD	701	MS	01/05/18	—
USD	102,791	CAD	132,000	MS	01/05/18	417
USD	2,043	CHF	2,000	MS	01/05/18	4
USD	14,412	CLP	9,245,000	MS	01/05/18	129
USD	171,451	HKD	1,338,000	MS	01/05/18	66
USD	12,779	INR	825,408	MS	01/05/18	42
USD	380,096	JPY	42,464,000	MS	01/05/18	2,051
USD	60,835	KRW	65,682,000	MS	01/05/18	443
USD	26,740	SGD	36,000	MS	01/05/18	42
USD	163,316	TWD	4,886,000	MS	01/05/18	207

						8,775

CAD	130,000	USD	101,188	MS	12/04/17	(420)
CHF	143,000	USD	145,629	MS	12/04/17	(266)
CLP	18,930,000	USD	29,420	MS	12/04/17	(178)
DKK	254,704	USD	40,807	MS	12/04/17	(74)
EUR	44,000	USD	52,463	MS	12/04/17	(92)
HKD	1,346,000	USD	172,425	MS	12/04/17	(85)
INR	822,408	USD	12,769	MS	12/04/17	(15)
JPY	84,463,000	USD	754,670	MS	12/04/17	(4,188)
KRW	131,863,000	USD	121,838	MS	12/04/17	(669)
SGD	72,000	USD	53,460	MS	12/04/17	(71)
USD	143,539	CHF	143,000	MS	12/04/17	(1,823)
USD	39,877	DKK	254,704	MS	12/04/17	(856)
USD	51,262	EUR	44,000	MS	12/04/17	(1,109)
USD	43,571	GBP	33,000	MS	12/04/17	(1,058)
USD	172,339	HKD	1,346,000	MS	12/04/17	(1)
USD	16,175	ILS	57,000	MS	12/04/17	(133)
USD	12,634	INR	822,408	MS	12/04/17	(120)
USD	372,967	JPY	42,321,000	MS	12/04/17	(3,069)
USD	58,839	KRW	66,181,000	MS	12/04/17	(1,975)
USD	26,415	SGD	36,000	MS	12/04/17	(279)
USD	324,736	TWD	9,764,000	MS	12/04/17	(796)
DKK	23,000	USD	3,694	MS	01/05/18	(7)
GBP	1,000	USD	1,356	MS	01/05/18	(1)
ILS	1,000	USD	287	MS	01/05/18	—
INR	3,000	USD	46	MS	01/05/18	—
KRW	380,000	USD	350	MS	01/05/18	—
USD	145,374	CHF	143,000	MS	01/05/18	(424)

28

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge MSCI Min Vol Global Currency Hedged ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	40,456	DKK	253,704	MS	01/05/18	$(215)
USD	52,191	EUR	44,000	MS	01/05/18	(302)
USD	44,272	GBP	33,000	MS	01/05/18	(419)
USD	4,355	HKD	34,000	MS	01/05/18	—
USD	16,300	ILS	57,000	MS	01/05/18	(27)
USD	1,460	JPY	164,000	MS	01/05/18	—
USD	919	KRW	1,000,000	MS	01/05/18	—

						(18,672)

	Net unrealized depreciation					$(9,897)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$2,954,442	$—	$—	$2,954,442
Money Market Funds	1,496	—	—	1,496

	$2,955,938	$—	$—	$2,955,938

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$8,775	$—	$8,775
Liabilities
Forward Foreign Currency Exchange Contracts	—	(18,672)	—	(18,672)

	$—	$(9,897)	$—	$(9,897)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley and Co. International PLC

Currency Abbreviations

CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Drone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

29

Schedule of Investments (unaudited) November 30, 2017	iShares® Edge MSCI Multifactor Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Auto Components — 9.4%
Autoliv Inc.	569	$72,786
BorgWarner Inc.	1,344	74,834
Goodyear Tire & Rubber Co. (The)	2,051	66,391
Lear Corp.	404	73,080

		287,091
Automobiles — 0.0%
General Motors Co.	24	1,034

Distributors — 0.9%
Genuine Parts Co.	298	27,705

Hotels, Restaurants & Leisure — 15.7%
Carnival Corp.	1,249	81,984
Darden Restaurants Inc.	846	71,335
McDonald’s Corp.	474	81,514
Royal Caribbean Cruises Ltd.	652	80,770
Starbucks Corp.	436	25,209
Vail Resorts Inc.	299	67,323
Wyndham Worldwide Corp.	644	72,379

		480,514
Household Durables — 14.5%
DR Horton Inc.	1,588	80,988
Garmin Ltd.	1,084	67,295
Leggett & Platt Inc.	1,351	65,172
Mohawk Industries Inc.(a)	278	78,566
NVR Inc.(a)	21	72,975
Toll Brothers Inc.	1,415	71,217
Whirlpool Corp.	60	10,114

		446,327
Internet & Direct Marketing Retail — 15.7%
Amazon.com Inc.(a)	365	429,514
Netflix Inc.(a)	137	25,699
Priceline Group Inc. (The)(a)	16	27,835

		483,048
Leisure Products — 1.9%
Hasbro Inc.	619	57,579

Media — 14.4%
Charter Communications Inc., Class A(a)	23	7,503
Comcast Corp., Class A	3,158	118,551
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	1,531	62,480
News Corp., Class A	3,911	63,202

Security	Shares	Value
Media (continued)
Scripps Networks Interactive Inc., Class A	824	$67,436
Time Warner Inc.	184	16,838
Walt Disney Co. (The)	999	104,715

		440,725
Multiline Retail — 7.0%
Dollar General Corp.	960	84,557
Kohl’s Corp.	1,506	72,243
Nordstrom Inc.	1,274	57,903

		214,703
Specialty Retail — 12.9%
Best Buy Co. Inc.	1,328	79,162
Gap Inc. (The)	2,213	71,502
Home Depot Inc. (The)	858	154,286
Lowe’s Companies Inc.	130	10,838
Ross Stores Inc.	1,045	79,451

		395,239
Textiles, Apparel & Luxury Goods — 7.1%
Lululemon Athletica Inc.(a)	136	9,107
Michael Kors Holdings Ltd.(a)	1,206	70,479
NIKE Inc., Class B	344	20,784
PVH Corp.	512	68,890
Ralph Lauren Corp.	516	49,097

		218,357

Total Common Stocks — 99.5% (Cost: $2,634,619)		3,052,322

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(b)(c)	1,332	1,332

Total Short-Term Investments — 0.0% (Cost: $1,332)		1,332

Total Investments in Securities — 99.5% (Cost: $2,635,951)		3,053,654
Other Assets, Less Liabilities — 0.5%		14,244

Net Assets — 100.0%		$3,067,898

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,243	(15,243)	—	$—	$—	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,374	(42)	1,332	1,332	8		—	—

				$1,332	$8		$—	$—

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

30

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge MSCI Multifactor Consumer Discretionary ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,052,322	$—	$—	$3,052,322
Money Market Funds	1,332	—	—	1,332

	$3,053,654	$—	$—	$3,053,654

31

Schedule of Investments (unaudited) November 30, 2017	iShares® Edge MSCI Multifactor Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Beverages — 18.8%
Brown-Forman Corp., Class B	519	$31,036
Coca-Cola Co. (The)	4,465	204,363
Constellation Brands Inc., Class A	4	870
Dr Pepper Snapple Group Inc.	834	75,219
PepsiCo Inc.	1,522	177,344

		488,832

Food & Staples Retailing — 20.7%
Costco Wholesale Corp.	310	57,173
CVS Health Corp.	2,117	162,162
Kroger Co. (The)	534	13,809
Wal-Mart Stores Inc.	2,574	250,270
Walgreens Boots Alliance Inc.	769	55,953

		539,367
Food Products — 24.0%
Archer-Daniels-Midland Co.	2,064	82,312
Bunge Ltd.	965	64,568
Campbell Soup Co.	1,259	62,069
Hormel Foods Corp.	1,923	70,093
Ingredion Inc.	475	65,778
JM Smucker Co. (The)	599	69,885
Kraft Heinz Co. (The)	206	16,762
McCormick & Co. Inc./MD, NVS	670	68,461
Mondelez International Inc., Class A	875	37,573
Tyson Foods Inc., Class A	1,038	85,376

		622,877
Household Products — 21.3%
Church & Dwight Co. Inc.	1,475	69,458
Clorox Co. (The)	553	77,027

Security	Shares	Value
Household Products (continued)
Colgate-Palmolive Co.	450	$32,602
Kimberly-Clark Corp.	924	110,658
Procter & Gamble Co. (The)	2,937	264,301

		554,046
Personal Products — 3.4%
Estee Lauder Companies Inc. (The), Class A	712	88,879

Tobacco — 11.4%
Altria Group Inc.	1,873	127,046
Philip Morris International Inc.	1,647	169,229

		296,275

Total Common Stocks — 99.6% (Cost: $2,565,978)		2,590,276

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(a)(b)	4,974	4,974

Total Short-Term Investments — 0.2% (Cost: $4,974)		4,974

Total Investments in Securities — 99.8% (Cost: $2,570,952)		2,595,250
Other Assets, Less Liabilities — 0.2%		5,509

Net Assets — 100.0%		$2,600,759

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,864	3,110	4,974	$4,974	$11	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,590,276	$—	$—	$2,590,276
Money Market Funds	4,974	—	—	4,974

	$2,595,250	$—	$—	$2,595,250

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

32

Schedule of Investments (unaudited) November 30, 2017	iShares® Edge MSCI Multifactor Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Energy Equipment & Services — 13.3%
Baker Hughes a GE Co.	2,508	$74,563
Halliburton Co.	441	18,425
Helmerich & Payne Inc.	1,152	67,484
Schlumberger Ltd.	1,860	116,901
TechnipFMC PLC	2,836	81,223

		358,596
Oil, Gas & Consumable Fuels — 86.1%
Anadarko Petroleum Corp.	10	480
Andeavor	787	83,005
Antero Resources Corp.(a)	3,206	60,914
Cabot Oil & Gas Corp.	2,702	78,223
Chevron Corp.	4,146	493,333
Cimarex Energy Co.	639	74,194
Concho Resources Inc.(a)(b)	666	93,147
ConocoPhillips	1,327	67,518
Diamondback Energy Inc.(a)	654	71,489
EOG Resources Inc.	610	62,415
Exxon Mobil Corp.	7,604	633,337
HollyFrontier Corp.	1,507	67,031
Kinder Morgan Inc./DE	6,214	107,067
Marathon Petroleum Corp.	1,829	114,550
Occidental Petroleum Corp.	719	50,690
Phillips 66	1,411	137,657
Valero Energy Corp.	1,497	128,173

		2,323,223

Total Common Stocks — 99.4% (Cost: $2,536,520)		2,681,819

Security	Shares	Value
Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(c)(d)(e)	115,397	$115,420
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(c)(d)	2,320	2,320

		117,740

Total Short-Term Investments — 4.3% (Cost: $117,740)		117,740

Total Investments in Securities — 103.7% (Cost: $2,654,260)		2,799,559
Other Assets, Less Liabilities — (3.7)%		(100,806)

Net Assets — 100.0%		$2,698,753

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	29,404	85,993	115,397	$115,420	$—	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,274	(954)	2,320	2,320	6		—	—

				$117,740	$6		$—	$—

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,681,819	$—	$—	$2,681,819
Money Market Funds	117,740	—	—	117,740

	$2,799,559	$—	$—	$2,799,559

33

Schedule of Investments (unaudited) November 30, 2017	iShares® Edge MSCI Multifactor Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Banks — 37.9%
Bank of America Corp.	11,639	$327,871
Citigroup Inc.	2,784	210,192
Citizens Financial Group Inc.	3,445	140,212
Comerica Inc.	1,552	129,297
East West Bancorp. Inc.	1,982	121,972
JPMorgan Chase & Co.	4,396	459,470
KeyCorp.	1,481	28,109
Regions Financial Corp.	8,289	137,515
U.S. Bancorp.	612	33,752
Wells Fargo & Co.	5,384	304,034
Zions BanCorp.	2,482	122,983

		2,015,407
Capital Markets — 15.0%
Affiliated Managers Group Inc.	634	125,957
Ameriprise Financial Inc.	868	141,684
Eaton Vance Corp., NVS	1,792	99,062
Goldman Sachs Group Inc. (The)	138	34,174
Morgan Stanley	43	2,219
Raymond James Financial Inc.	1,407	124,238
SEI Investments Co.	1,718	120,879
T Rowe Price Group Inc.	1,432	147,381

		795,594
Consumer Finance — 0.1%
American Express Co.	71	6,937

Diversified Financial Services — 7.3%
Berkshire Hathaway Inc.(a)	1,392	268,670
Voya Financial Inc.	2,689	118,854

		387,524
Insurance — 35.0%
Aflac Inc.	1,817	159,242
Allstate Corp. (The)	1,576	161,792
American Financial Group Inc./OH	1,112	116,827
Arch Capital Group Ltd.(a)	780	73,858
Athene Holding Ltd., Class A(a)	1,659	79,748

Security	Shares	Value
Insurance (continued)
Axis Capital Holdings Ltd.	1,283	$67,216
Chubb Ltd.	32	4,868
Everest Re Group Ltd.	520	114,192
FNF Group	2,975	120,369
Lincoln National Corp.	1,720	131,666
Marsh & McLennan Companies Inc.	2,023	169,790
Principal Financial Group Inc.	1,931	136,695
Reinsurance Group of America Inc.	778	126,075
RenaissanceRe Holdings Ltd.	621	82,376
Torchmark Corp.	1,372	121,902
Unum Group	2,245	127,112
XL Group Ltd.	1,795	69,682

		1,863,410
Mortgage Real Estate Investment — 4.4%
AGNC Investment Corp.	5,691	113,251
Annaly Capital Management Inc.	10,494	122,465

		235,716

Total Common Stocks — 99.7% (Cost: $4,790,949)		5,304,588

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(b)(c)	39,815	39,815

Total Short-Term Investments — 0.8% (Cost: $39,815)		39,815

Total Investments in Securities — 100.5% (Cost: $4,830,764)		5,344,403
Other Assets, Less Liabilities — (0.5)%		(24,431)

Net Assets — 100.0%		$5,319,972

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,924	30,891	39,815	$39,815	$17	$—	$—

34

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge MSCI Multifactor Financials ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,304,588	$—	$—	$5,304,588
Money Market Funds	39,815	—	—	39,815

	$5,344,403	$—	$—	$5,344,403

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

35

Schedule of Investments (unaudited) November 30, 2017	iShares® Edge MSCI Multifactor Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Biotechnology — 10.7%
AbbVie Inc.	5,001	$484,697
Amgen Inc.	1,932	339,375
Biogen Inc.(a)	955	307,672
Gilead Sciences Inc.	6,111	456,981
United Therapeutics Corp.(a)	2,372	308,336

		1,897,061
Health Care Equipment & Supplies — 23.5%
Abbott Laboratories	3,274	184,555
Align Technology Inc.(a)	1,758	458,627
Baxter International Inc.	8,016	525,288
Cooper Companies Inc. (The)	1,693	408,318
Edwards Lifesciences Corp.(a)	4,340	508,648
Intuitive Surgical Inc.(a)	1,477	590,475
Medtronic PLC	3,054	250,825
ResMed Inc.	4,832	412,653
Teleflex Inc.	1,534	407,308
Varian Medical Systems Inc.(a)	3,649	407,776

		4,154,473
Health Care Providers & Services — 33.0%
Aetna Inc.	3,742	674,234
Anthem Inc.	2,972	698,301
Centene Corp.(a)	4,601	469,716
Cigna Corp.	3,080	652,128
Henry Schein Inc.(a)	1,100	78,595
Humana Inc.	2,249	586,674
Laboratory Corp. of America Holdings(a)	2,835	448,695
McKesson Corp.	3,616	534,228
Quest Diagnostics Inc.	4,461	439,230
UnitedHealth Group Inc.	3,609	823,466
Universal Health Services Inc., Class B	4,016	435,134

		5,840,401
Health Care Technology — 4.7%
Cerner Corp.(a)	6,828	482,671
Veeva Systems Inc., Class A(a)	5,926	356,805

		839,476

Security	Shares	Value
Life Sciences Tools & Services — 7.8%
Agilent Technologies Inc.	6,637	$459,546
Mettler-Toledo International Inc.(a)	683	429,750
Thermo Fisher Scientific Inc.	393	75,755
Waters Corp.(a)	2,144	422,732

		1,387,783
Pharmaceuticals — 20.2%
Bristol-Myers Squibb Co.	3,300	208,527
Eli Lilly & Co.	1,291	109,270
Johnson & Johnson	14,131	1,968,872
Merck & Co. Inc.	8,462	467,695
Pfizer Inc.	22,532	817,011

		3,571,375

Total Common Stocks — 99.9% (Cost: $16,272,300)		17,690,569

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(b)(c)	12,600	12,600

Total Short-Term Investments — 0.1% (Cost: $12,600)		12,600

Total Investments in Securities — 100.0% (Cost: $16,284,900)		17,703,169
Other Assets, Less Liabilities — 0.0%		6,951

Net Assets — 100.0%		$17,710,120

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$—	(a)	$1	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,138	7,462	12,600	12,600	75		—	—

				$12,600	$75		$1	$—

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

36

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge MSCI Multifactor Healthcare ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$17,690,569	$—	$—	$17,690,569
Money Market Funds	12,600	—	—	12,600

	$17,703,169	$—	$—	$17,703,169

37

Schedule of Investments (unaudited) November 30, 2017	iShares® Edge MSCI Multifactor Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 20.4%
Boeing Co. (The)	533	$147,535
General Dynamics Corp.	40	8,286
Huntington Ingalls Industries Inc.	326	78,785
L3 Technologies Inc.	434	86,188
Lockheed Martin Corp.	161	51,378
Northrop Grumman Corp.	433	133,104
Raytheon Co.	65	12,425
Textron Inc.	1,520	84,679
United Technologies Corp.	516	62,668

		665,048
Air Freight & Logistics — 4.5%
Expeditors International of Washington Inc.	1,295	83,890
FedEx Corp.	67	15,508
United Parcel Service Inc., Class B	404	49,066

		148,464
Airlines — 6.4%
American Airlines Group Inc.	1,463	73,867
Southwest Airlines Co.	1,337	81,116
United Continental Holdings Inc.(a)	853	54,012

		208,995
Building Products — 5.7%
AO Smith Corp.	488	30,949
Fortune Brands Home & Security Inc.	1,130	77,315
Owens Corning	878	77,571

		185,835
Commercial Services & Supplies — 6.6%
Republic Services Inc.	1,275	82,798
Rollins Inc.	1,353	62,712
Waste Connections Inc.	1,010	69,518

		215,028
Construction & Engineering — 2.4%
Jacobs Engineering Group Inc.	1,207	79,215

Electrical Equipment — 3.6%
Eaton Corp. PLC	1,368	106,403
Rockwell Automation Inc.	63	12,164

		118,567
Industrial Conglomerates — 11.7%
3M Co.	556	135,186
General Electric Co.	8,505	155,556
Honeywell International Inc.	579	90,301

		381,043

Security	Shares	Value
Machinery — 12.1%
AGCO Corp.	878	$62,145
Caterpillar Inc.	364	51,379
Cummins Inc.	606	101,444
Illinois Tool Works Inc.	38	6,431
Stanley Black & Decker Inc.	587	99,573
WABCO Holdings Inc.(a)	496	74,127

		395,099
Professional Services — 4.6%
ManpowerGroup Inc.	577	74,375
Robert Half International Inc.	1,299	74,095

		148,470
Road & Rail — 18.9%
AMERCO	95	35,214
CSX Corp.	1,249	69,632
JB Hunt Transport Services Inc.	725	80,576
Kansas City Southern	741	83,096
Knight-Swift Transportation Holdings Inc.	1,763	75,245
Norfolk Southern Corp.	884	122,549
Old Dominion Freight Line Inc.	598	77,286
Union Pacific Corp.	571	72,231

		615,829
Trading Companies & Distributors — 2.6%
United Rentals Inc.(a)	524	83,568

Total Common Stocks — 99.5% (Cost: $3,007,315)		3,245,161

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(b)(c)	32,324	32,324

Total Short-Term Investments — 1.0% (Cost: $32,324)		32,324

Total Investments in Securities — 100.5% (Cost: $3,039,639)		3,277,485
Other Assets, Less Liabilities — (0.5)%		(16,725)

Net Assets — 100.0%		$3,260,760

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,623	26,701	32,324	$32,324	$9	$—	$—

38

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge MSCI Multifactor Industrials ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,245,161	$—	$—	$3,245,161
Money Market Funds	32,324	—	—	32,324

	$3,277,485	$—	$—	$3,277,485

39

Schedule of Investments (unaudited) November 30, 2017	iShares® Edge MSCI Multifactor Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Chemicals — 68.2%
Air Products & Chemicals Inc.	905	$147,551
Albemarle Corp.	1,506	202,286
Celanese Corp. Series A	1,900	203,756
Chemours Co. (The)	3,205	164,737
DowDuPont Inc.	14,874	1,070,333
Eastman Chemical Co.	2,117	195,547
Ecolab Inc.	1,064	144,619
International Flavors & Fragrances Inc.	540	83,938
LyondellBasell Industries NV, Class A	3,301	345,615
Monsanto Co.	2,223	263,070
PPG Industries Inc.	924	107,969
Praxair Inc.	1,335	205,483
Sherwin-Williams Co. (The)	843	336,711

		3,471,615
Construction Materials — 0.3%
Vulcan Materials Co.	120	15,078

Containers & Packaging — 18.8%
Avery Dennison Corp.	1,514	172,778
Crown Holdings Inc.(a)	2,630	157,090
International Paper Co.	4,023	227,742
Packaging Corp. of America	1,548	183,593
WestRock Co.	3,474	216,812

		958,015

Security	Shares	Value
Metals & Mining — 12.5%
Freeport-McMoRan Inc.(a)	2,462	$34,271
Newmont Mining Corp.	6,458	238,881
Nucor Corp.	4,019	231,092
Steel Dynamics Inc.	3,345	128,783

		633,027

Total Common Stocks — 99.8% (Cost: $4,714,284)		5,077,735

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(b)(c) .	9,882	9,882

Total Short-Term Investments — 0.2% (Cost: $9,882)		9,882

Total Investments in Securities — 100.0% (Cost: $4,724,166)		5,087,617
Other Assets, Less Liabilities — 0.0%		2,358

Net Assets — 100.0%		$5,089,975

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,030	852	9,882	$9,882	$17	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,077,735	$—	$—	$5,077,735
Money Market Funds	9,882	—	—	9,882

	$5,087,617	$—	$—	$5,087,617

40

Schedule of Investments (unaudited) November 30, 2017	iShares® Edge MSCI Multifactor Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Communications Equipment — 4.5%
Cisco Systems Inc.	1,956	$72,959
F5 Networks Inc.(a)	679	91,122
Juniper Networks Inc.	4,062	112,761

		276,842
Electronic Equipment, Instruments & Components — 14.9%
Arrow Electronics Inc.(a)	943	76,128
Avnet Inc.	563	23,314
Cognex Corp.	925	128,177
Corning Inc.	4,857	157,318
Flex Ltd.(a)	5,686	102,746
FLIR Systems Inc.	1,465	68,240
IPG Photonics Corp.(a)	402	92,050
TE Connectivity Ltd.	1,665	157,243
Trimble Inc.(a)	2,704	113,541

		918,757
Internet Software & Services — 12.8%
Alphabet Inc., Class A(a)	199	206,198
Alphabet Inc., Class C(a)	213	217,560
Facebook Inc., Class A(a)	1,841	326,188
IAC/InterActiveCorp(a)	280	35,636

		785,582
IT Services — 12.9%
Accenture PLC, Class A	407	60,240
Automatic Data Processing Inc.	1,207	138,153
Broadridge Financial Solutions Inc.	1,244	112,284
DXC Technology Co.	1,565	150,459
International Business Machines Corp.	125	19,246
Jack Henry & Associates Inc.	827	95,370
Leidos Holdings Inc.	1,534	97,516
Mastercard Inc., Class A	183	27,536
Visa Inc., Class A	831	93,562

		794,366
Semiconductors & Semiconductor Equipment — 11.8%
Applied Materials Inc.	3,282	173,191
Intel Corp.	2,251	100,935
KLA-Tencor Corp.	1,372	140,273
Lam Research Corp.	748	143,863
Micron Technology Inc.(a)	3,723	157,818
NVIDIA Corp.	64	12,846

		728,926

Security	Shares	Value
Software — 21.6%
CA Inc.	3,374	$111,578
Cadence Design Systems Inc.(a)	2,993	131,423
Dell Technologies Inc., Class V(a)	1,737	135,903
Intuit Inc.	1,043	163,980
Microsoft Corp.	6,318	531,786
Oracle Corp.	794	38,954
Synopsys Inc.(a)	1,550	140,089
VMware Inc., Class A(a)(b)	622	74,708

		1,328,421
Technology Hardware, Storage & Peripherals — 21.2%
Apple Inc.	4,790	823,161
Hewlett Packard Enterprise Co.	10,500	146,475
NetApp Inc.	2,545	143,818
Western Digital Corp.	1,542	121,602
Xerox Corp.	2,307	68,426

		1,303,482

Total Common Stocks — 99.7% (Cost: $5,467,374)		6,136,376

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(c)(d)(e)	90,018	90,036
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(c)(d)	12,294	12,294

		102,330

Total Short-Term Investments — 1.7% (Cost: $102,330)		102,330

Total Investments in Securities — 101.4% (Cost: $5,569,704)		6,238,706
Other Assets, Less Liabilities — (1.4)%		(87,195)

Net Assets — 100.0%		$6,151,511

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	54,390	35,628	90,018	$90,036	$—	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,522	7,772	12,294	12,294	12		—	—

				$102,330	$12		$—	$—

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

41

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge MSCI Multifactor Technology ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,136,376	$—	$—	$6,136,376
Money Market Funds	102,330	—	—	102,330

	$6,238,706	$—	$—	$6,238,706

42

Schedule of Investments (unaudited) November 30, 2017	iShares® Edge MSCI Multifactor Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Electric Utilities — 60.6%
Alliant Energy Corp.	2,255	$101,723
American Electric Power Co. Inc.	1,281	99,444
Duke Energy Corp.	2,093	186,654
Edison International	1,116	90,697
Entergy Corp.	94	8,129
Eversource Energy	2,134	138,390
Exelon Corp.	5,112	213,222
FirstEnergy Corp.	237	8,091
NextEra Energy Inc.	1,467	231,845
OGE Energy Corp.	2,501	89,436
PG&E Corp.	668	36,232
Pinnacle West Capital Corp.	1,106	101,542
PPL Corp.	1,208	44,297
Southern Co. (The)	2,811	143,923
Westar Energy Inc.	1,626	93,023
Xcel Energy Inc.	2,742	141,515

		1,728,163
Gas Utilities — 6.8%
Atmos Energy Corp.	1,077	99,396
UGI Corp.	1,936	94,884

		194,280
Independent Power and Renewable Electricity Producers — 3.1%
AES Corp./VA	8,258	87,370

Multi-Utilities — 28.7%
Ameren Corp.	1,888	120,757
Consolidated Edison Inc.	1,879	167,306

Security	Shares	Value
Multi-Utilities (continued)
Dominion Energy Inc.	1,818	$152,948
DTE Energy Co.	821	94,883
Public Service Enterprise Group Inc.	2,077	110,206
SCANA Corp.	1,941	83,793
Sempra Energy	478	57,833
WEC Energy Group Inc.	460	31,965

		819,691
Water Utilities — 0.3%
American Water Works Co. Inc.	98	8,973

Total Common Stocks — 99.5% (Cost: $2,733,331)		2,838,477

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(a)(b)	3,870	3,870

Total Short-Term Investments — 0.1% (Cost: $3,870)		3,870

Total Investments in Securities — 99.6% (Cost: $2,737,201)		2,842,347
Other Assets, Less Liabilities — 0.4%		11,143

Net Assets — 100.0%		$2,853,490

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,054	1,816	3,870	$3,870	$12	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,838,477	$—	$—	$2,838,477
Money Market Funds	3,870	—	—	3,870

	$2,842,347	$—	$—	$2,842,347

43

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Argentina and Global Exposure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Argentina — 54.2%
Adecoagro SA(a)	92,727	$907,797
Arcos Dorados Holdings Inc., Class A(a)	118,807	1,182,130
Banco Macro SA, ADR	17,502	1,777,154
BBVA Banco Frances SA, ADR	66,926	1,408,792
Cablevision Holding, ADR	18,538	442,725
Cresud SACIF y A, ADR	41,522	905,595
Empresa Distribuidora y Comercializadora Norte SA, ADR(a)	2,363	105,484
Globant SA(a)	26,088	1,043,520
Grupo Financiero Galicia SA, ADR	73,254	4,185,001
Grupo Supervielle SA, ADR	60,354	1,587,310
IRSA Inversiones y Representaciones SA, ADR	30,802	929,913
Pampa Energia SA, ADR(a)	21,386	1,362,716
Petrobras Argentina SA, ADR(a)	18,275	238,854
Telecom Argentina SA, ADR(a)	51,389	1,787,823
Transportadora de Gas del Sur SA, ADR(a)	71,189	1,516,326
YPF SA, ADR	76,751	1,741,480

		21,122,620
Canada — 3.4%
Pan American Silver Corp.	43,916	668,813
SSR Mining Inc.(a)	75,973	636,303

		1,305,116
Chile — 3.0%
Cencosud SA	231,038	565,744
Cia. Cervecerias Unidas SA	46,116	583,988

		1,149,732
Italy — 12.9%
Tenaris SA	346,271	5,041,218

Spain — 1.8%
Prosegur Cia. de Seguridad SA	87,825	718,366

Security	Shares	Value
United Kingdom — 0.8%
Phoenix Global Resources PLC	443,996	$300,508

United States — 21.8%
MercadoLibre Inc.	30,792	8,472,111

Total Common Stocks — 97.9% (Cost: $36,608,465)		38,109,671

Preferred Stocks

Chile — 1.7%
Embotelladora Andina SA, Class B, Preference Shares	153,111	669,123

Total Preferred Stocks — 1.7% (Cost: $693,576)		669,123

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(b)(c)	258,049	258,049

Total Short-Term Investments — 0.7% (Cost: $258,049)		258,049

Total Investments in Securities — 100.3% (Cost: $37,560,090)		39,036,843
Other Assets, Less Liabilities — (0.3)%		(98,853)

Net Assets — 100.0%		$38,937,990

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	43,863	214,186	258,049	$258,049	$284	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$37,666,946	$442,725	$—	$38,109,671
Preferred Stocks	669,123	—	—	669,123
Money Market Funds	258,049	—	—	258,049

	$38,594,118	$442,725	$—	$39,036,843

44

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Argentina and Global Exposure ETF

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

45

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Auto Components — 1.3%
Mahle-Metal Leve SA	77,000	$532,416
Tupy SA	93,680	530,237

		1,062,653
Commercial Services & Supplies — 0.9%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	137,361	708,133

Construction Materials — 1.0%
Magnesita Refratarios SA	54,520	856,707

Diversified Consumer Services — 7.8%
Estacio Participacoes SA	530,400	4,973,768
GAEC Educacao SA	72,800	574,649
Ser Educacional SA(a)	82,253	742,126

		6,290,543
Electric Utilities — 4.1%
Alupar Investimento SA	280,872	1,488,360
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	218,400	1,069,114
Light SA(b)	156,080	768,820

		3,326,294
Food Products — 4.8%
Marfrig Global Foods SA(b)	426,442	893,721
Minerva SA	197,600	655,946
Sao Martinho SA	322,400	1,686,719
SLC Agricola SA	93,623	637,616

		3,874,002
Health Care Providers & Services — 5.3%
Alliar Medicos A Frente SA(b)	83,200	384,372
Fleury SA	364,000	2,921,132
Instituto Hermes Pardini SA	104,000	987,658

		4,293,162
Hotels, Restaurants & Leisure — 3.3%
CVC Brasil Operadora e Agencia de Viagens SA	197,600	2,718,700

Household Durables — 6.6%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	509,660	1,899,238
Even Construtora e Incorporadora SA(b)	249,600	378,772
Ez Tec Empreendimentos e Participacoes SA	114,453	761,619
MRV Engenharia e Participacoes SA	561,655	2,294,048

		5,333,677
Independent Power and Renewable Electricity Producers — 1.5%
AES Tiete Energia SA	312,000	1,250,482

Insurance — 0.5%
Wiz Solucoes e Corretagem de Seguros SA	124,800	425,737

Internet & Direct Marketing Retail — 2.6%
B2W Cia. Digital(b)	398,027	2,093,341

Machinery — 1.7%
Iochpe Maxion SA	208,007	1,354,257

Media — 4.7%
Multiplus SA	95,100	1,014,283
Smiles Fidelidade SA	120,595	2,767,210

		3,781,493
Multiline Retail — 3.5%
Magazine Luiza SA	148,700	2,585,019

Security	Shares	Value
Multiline Retail (continued)
Marisa Lojas SA(b)	114,407	$248,521

		2,833,540
Oil, Gas & Consumable Fuels — 0.5%
QGEP Participacoes SA	156,000	400,918

Paper & Forest Products — 2.1%
Duratex SA	624,000	1,685,764

Real Estate Management & Development — 5.0%
Aliansce Shopping Centers SA(b)	176,848	921,980
BR Properties SA	239,262	805,226
Iguatemi Empresa de Shopping Centers SA	172,109	2,020,444
Sonae Sierra Brasil SA	42,000	308,398

		4,056,048
Road & Rail — 1.6%
Cosan Logistica SA(b)	274,412	757,288
JSL SA(b)	93,600	229,669
Movida Participacoes SA(b)	166,400	352,298

		1,339,255
Software — 4.5%
Linx SA	239,200	1,522,215
TOTVS SA	228,800	2,118,946

		3,641,161
Specialty Retail — 4.7%
Cia. Hering	280,853	2,181,691
Via Varejo SA(b)	249,600	1,668,582

		3,850,273
Textiles, Apparel & Luxury Goods — 2.4%
Arezzo Industria e Comercio SA	86,400	1,221,522
Guararapes Confeccoes SA	15,500	693,599

		1,915,121
Transportation Infrastructure — 3.2%
EcoRodovias Infraestrutura e Logistica SA	436,813	1,607,728
Prumo Logistica SA(b)	145,600	490,011
Santos Brasil Participacoes SA(b)	488,800	500,988

		2,598,727
Water Utilities — 1.9%
Cia. de Saneamento de Minas Gerais-Copasa MG	124,800	1,561,671

Total Common Stocks — 75.5% (Cost: $43,828,407)		61,251,659

Preferred Stocks

Airlines — 1.0%
Gol Linhas Aereas Inteligentes SA, Preference Shares	197,600	848,800

Banks — 2.6%
Banco ABC Brasil SA, Preference Shares	143,356	713,600
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares	353,680	1,406,713

		2,120,313
Electric Utilities — 2.2%
Cia. Energetica do Ceara, Class A, Preference Shares	24,300	394,926
Cia. Paranaense de Energia, Class B, Preference Shares	197,600	1,394,717

		1,789,643
Gas Utilities — 1.0%
Cia. de Gas de Sao Paulo — COMGAS, Preference Shares	43,807	769,052

46

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 1.7%
Cia. Energetica de Sao Paulo, Class B, Preference Shares	374,400	$1,405,504

Machinery — 2.2%
Marcopolo SA, Preference Shares	967,200	1,065,296
Randon SA Implemetos e Participacoes, Preference Shares	353,650	692,477

		1,757,773
Metals & Mining — 9.5%
Bradespar SA, Preference Shares	447,200	3,462,944
Metalurgica Gerdau SA, Preference Shares	1,268,800	1,968,125
Usinas Siderurgicas de Minas Gerais SA, Class A, Preference Shares	852,800	2,233,430

		7,664,499
Textiles, Apparel & Luxury Goods — 1.8%
Alpargatas SA, Preference Shares	291,200	1,478,941

Water Utilities — 2.1%
Cia. de Saneamento do Parana, Preference Shares	520,000	1,687,991

Total Preferred Stocks — 24.1% (Cost: $12,958,933)		19,522,516

Security	Shares	Value
Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(c)(d)	109,492	$109,492

Total Short-Term Investments — 0.1% (Cost: $109,492)		109,492

Total Investments in Securities — 99.7% (Cost: $56,896,832)		80,883,667
Other Assets, Less Liabilities — 0.3%		209,047

Net Assets — 100.0%		$81,092,714

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,362	108,130	109,492	$109,492	$181	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$61,251,659	$—	$—	$61,251,659
Preferred Stocks	19,522,516	—	—	19,522,516
Money Market Funds	109,492	—	—	109,492

	$80,883,667	$—	$—	$80,883,667

47

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 0.1%
AviChina Industry & Technology Co. Ltd., Class H	3,639,000	$1,905,650

Airlines — 0.2%
Air China Ltd., Class H	3,232,000	3,467,793
China Southern Airlines Co. Ltd., Class H	3,232,000	2,888,449

		6,356,242
Auto Components — 0.2%
Fuyao Glass Industry Group Co. Ltd., Class H(a)	888,800	3,413,997
Nexteer Automotive Group Ltd.	1,414,000	3,041,561

		6,455,558
Automobiles — 2.7%
Brilliance China Automotive Holdings Ltd.	5,256,000	13,795,805
Byd Co. Ltd., Class H(b)	1,111,000	9,850,804
Dongfeng Motor Group Co. Ltd., Class H	4,444,000	5,587,575
Geely Automobile Holdings Ltd.	8,282,000	28,843,103
Great Wall Motor Co. Ltd., Class H	5,151,000	6,028,033
Guangzhou Automobile Group Co. Ltd., Class H	3,636,000	9,124,683

		73,230,003
Banks — 13.8%
Agricultural Bank of China Ltd., Class H	44,238,000	20,560,797
Bank of China Ltd., Class H	134,936,000	65,479,430
Bank of Communications Co. Ltd., Class H	14,746,200	10,913,041
China CITIC Bank Corp. Ltd., Class H	15,150,800	9,796,361
China Construction Bank Corp., Class H	143,016,000	124,700,899
China Everbright Bank Co. Ltd., Class H	4,444,000	2,059,778
China Merchants Bank Co. Ltd., Class H	6,565,150	25,721,952
China Minsheng Banking Corp. Ltd., Class H	9,292,300	9,363,448
Chongqing Rural Commercial Bank Co. Ltd., Class H	4,040,000	2,860,516
Industrial & Commercial Bank of China Ltd., Class H	125,442,000	97,492,118

		368,948,340
Beverages — 0.4%
China Resources Beer Holdings Co. Ltd.	2,828,000	7,766,844
Tsingtao Brewery Co. Ltd., Class H	404,000	1,639,753

		9,406,597
Biotechnology — 0.1%
3SBio Inc.(a)(b)(c)	1,616,000	3,145,016

Capital Markets — 1.8%
China Cinda Asset Management Co. Ltd., Class H	14,544,000	5,400,323
China Everbright Ltd.	1,616,000	3,604,353
China Galaxy Securities Co. Ltd., Class H	5,454,000	4,280,687
China Huarong Asset Management Co. Ltd., Class H(a)	16,968,000	7,777,706
CITIC Securities Co. Ltd., Class H	3,838,000	8,304,807
GF Securities Co. Ltd., Class H	2,262,400	4,536,271
Haitong Securities Co. Ltd., Class H	5,413,600	8,068,206
Huatai Securities Co. Ltd., Class H(a)	2,747,200	5,557,573

		47,529,926
Chemicals — 0.1%
Sinopec Shanghai Petrochemical Co. Ltd., Class H	5,656,000	3,352,959

Commercial Services & Supplies — 0.2%
China Everbright International Ltd.	4,247,000	5,698,773

Communications Equipment — 0.3%
BYD Electronic International Co. Ltd.	1,111,000	2,660,073
ZTE Corp., Class H(c)	1,212,040	4,213,322

		6,873,395

Security	Shares	Value
Construction & Engineering — 0.8%
China Communications Construction Co. Ltd., Class H	7,272,000	$8,119,106
China Railway Construction Corp. Ltd., Class H	3,232,000	3,823,677
China Railway Group Ltd., Class H	6,868,000	5,126,685
China State Construction International Holdings Ltd.	3,232,000	4,196,113

		21,265,581
Construction Materials — 0.5%
Anhui Conch Cement Co. Ltd., Class H	2,121,000	10,183,798
China National Building Material Co. Ltd., Class H(b)	4,444,000	4,085,417

		14,269,215
Diversified Consumer Services — 1.2%
New Oriental Education & Technology Group Inc., ADR	226,846	19,250,151
TAL Education Group, Class A, ADR	485,002	13,521,856

		32,772,007
Diversified Financial Services — 0.1%
Far East Horizon Ltd.	3,435,000	3,131,444

Diversified Telecommunication Services — 1.1%
China Communications Services Corp. Ltd., Class H	3,636,800	2,309,612
China Telecom Corp. Ltd., Class H	23,432,000	11,370,679
China Unicom Hong Kong Ltd.(c)	10,100,000	14,638,806

		28,319,097
Electrical Equipment — 0.3%
Shanghai Electric Group Co. Ltd., Class H(c)	4,856,000	1,902,558
Zhuzhou CRRC Times Electric Co. Ltd., Class H	909,000	5,219,924

		7,122,482
Electronic Equipment, Instruments & Components — 1.9%
AAC Technologies Holdings Inc.	1,212,000	24,254,897
Kingboard Chemical Holdings Ltd.	1,111,000	6,372,795
Sunny Optical Technology Group Co. Ltd.	1,212,000	20,173,619

		50,801,311
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	3,232,000	2,979,488

Food & Staples Retailing — 0.1%
Sun Art Retail Group Ltd.	3,939,000	3,853,161

Food Products — 0.9%
China Huishan Dairy Holdings Co. Ltd.(b)(c)(d)	7,446,000	10
China Mengniu Dairy Co. Ltd.	4,646,000	11,802,084
Tingyi Cayman Islands Holding Corp.	3,232,000	5,081,683
Want Want China Holdings Ltd.(b)	8,282,000	6,489,698

		23,373,475
Gas Utilities — 0.9%
China Gas Holdings Ltd.	2,832,000	8,702,466
China Resources Gas Group Ltd.	1,616,000	6,238,304
ENN Energy Holdings Ltd.	1,212,000	8,837,597

		23,778,367
Health Care Equipment & Supplies — 0.1%
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,232,000	2,213,925

Health Care Providers & Services — 0.4%
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,151,400	2,892,432
Sinopharm Group Co. Ltd., Class H	1,939,200	7,622,524

		10,514,956
Health Care Technology — 0.1%
Alibaba Health Information Technology Ltd.(b)(c)	5,656,000	2,788,098

48

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.0%
Yum China Holdings Inc.	659,328	$26,920,362

Household Durables — 0.2%
Haier Electronics Group Co. Ltd.	2,222,000	5,946,045

Independent Power and Renewable Electricity Producers — 0.8%
CGN Power Co. Ltd., Class H(a)	17,978,000	4,902,965
China Longyuan Power Group Corp. Ltd., Class H	5,454,000	3,673,150
China Resources Power Holdings Co. Ltd.	3,232,000	6,083,122
Huaneng Power International Inc., Class H	7,272,000	4,655,451
Huaneng Renewables Corp. Ltd., Class H	8,080,000	2,576,016

		21,890,704
Industrial Conglomerates — 1.1%
Beijing Enterprises Holdings Ltd.	808,000	4,655,450
CITIC Ltd.	9,898,000	14,016,527
Fosun International Ltd.	4,343,000	9,008,297
Shanghai Industrial Holdings Ltd.	808,000	2,281,171

		29,961,445
Insurance — 7.0%
China Life Insurance Co. Ltd., Class H	12,524,000	40,649,843
China Pacific Insurance Group Co. Ltd., Class H	4,444,000	21,195,232
China Taiping Insurance Holdings Co. Ltd.	2,706,924	10,224,355
New China Life Insurance Co. Ltd., Class H	1,292,800	8,243,251
People’s Insurance Co. Group of China Ltd. (The), Class H	11,918,000	6,134,332
PICC Property & Casualty Co. Ltd., Class H	7,676,308	14,546,280
Ping An Insurance Group Co. of China Ltd., Class H	8,787,000	86,630,176

		187,623,469
Internet & Direct Marketing Retail — 2.9%
Ctrip.com International Ltd., ADR(c)	664,984	30,642,463
JD.com Inc., ADR(c)	1,111,000	41,606,950
Vipshop Holdings Ltd., ADR(c)	684,780	5,635,739

		77,885,152
Internet Software & Services — 38.7%
58.com Inc., ADR(c)	154,126	11,056,999
Alibaba Group Holding Ltd., ADR(b)(c)	1,942,028	343,894,318
Autohome Inc., ADR(c)	88,072	4,876,547
Baidu Inc., ADR(c)	465,408	111,037,040
Momo Inc., ADR(c)	182,204	4,372,896
NetEase Inc., ADR	134,128	44,089,215
SINA Corp./China(c)	96,556	9,440,280
Tencent Holdings Ltd.	9,615,200	489,980,999
Weibo Corp., ADR(c)	78,578	8,530,428
YY Inc., ADR(c)	72,720	7,503,977

		1,034,782,699
IT Services — 0.2%
TravelSky Technology Ltd., Class H	1,616,000	4,417,505

Machinery — 0.7%
China Conch Venture Holdings Ltd.(b)	2,727,000	6,005,531
CRRC Corp. Ltd., Class H	7,070,650	6,445,805
Haitian International Holdings Ltd.	1,010,000	2,954,918
Weichai Power Co. Ltd., Class H	3,232,000	3,604,354

		19,010,608
Media — 0.1%
Alibaba Pictures Group Ltd.(b)(c)	22,220,000	2,987,247

Metals & Mining — 0.6%
Aluminum Corp. of China Ltd., Class H(b)(c)	6,464,000	4,287,153
China Molybdenum Co. Ltd., Class H	6,060,000	3,778,674

Security	Shares	Value
Metals & Mining (continued)
Jiangxi Copper Co. Ltd., Class H	2,020,000	$3,145,015
Zijin Mining Group Co. Ltd., Class H	10,100,000	3,504,520

		14,715,362
Oil, Gas & Consumable Fuels — 4.4%
China Petroleum & Chemical Corp., Class H	43,229,000	30,884,973
China Shenhua Energy Co. Ltd., Class H	5,656,000	13,918,763
CNOOC Ltd.	30,300,000	41,045,556
Kunlun Energy Co. Ltd.	5,656,000	4,888,223
PetroChina Co. Ltd., Class H	35,552,000	23,897,980
Yanzhou Coal Mining Co. Ltd., Class H	3,232,000	3,016,732

		117,652,227
Paper & Forest Products — 0.3%
Lee & Man Paper Manufacturing Ltd.	2,626,000	3,076,477
Nine Dragons Paper Holdings Ltd.	2,828,000	4,692,694

		7,769,171
Personal Products — 0.4%
Hengan International Group Co. Ltd.	1,212,000	11,817,085

Pharmaceuticals — 1.5%
China Medical System Holdings Ltd.	2,222,000	4,643,036
China Resources Pharmaceutical Group Ltd.(a)	3,232,000	4,287,153
CSPC Pharmaceutical Group Ltd.	8,080,000	16,035,441
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	808,000	3,900,233
Sihuan Pharmaceutical Holdings Group Ltd.	6,262,000	2,204,873
Sino Biopharmaceutical Ltd.	7,474,000	9,780,067

		40,850,803
Real Estate Management & Development — 4.6%
Agile Group Holdings Ltd.	2,828,000	4,077,140
China Evergrande Group(c)	5,454,000	18,016,594
China Jinmao Holdings Group Ltd.(b)	6,470,000	2,924,266
China Overseas Land & Investment Ltd.	6,464,000	20,525,364
China Resources Land Ltd.	4,848,665	13,937,227
China Vanke Co. Ltd., Class H	1,999,831	7,284,729
Country Garden Holdings Co. Ltd.	9,090,727	14,316,655
Fullshare Holdings Ltd.(b)	11,327,500	4,742,635
Guangzhou R&F Properties Co. Ltd., Class H	1,616,000	3,455,379
Longfor Properties Co. Ltd.	2,525,000	5,929,234
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,555,452	2,306,735
Shimao Property Holdings Ltd.	2,020,000	3,946,787
Sino-Ocean Group Holding Ltd.	5,050,000	3,161,827
SOHO China Ltd.	3,535,000	2,000,551
Sunac China Holdings Ltd.(b)	3,437,000	15,842,360

		122,467,483
Semiconductors & Semiconductor Equipment — 0.4%
GCL-Poly Energy Holdings Ltd.(c)	21,614,000	3,486,932
Semiconductor Manufacturing International Corp.(b)(c)	4,747,300	6,625,384

		10,112,316
Software — 0.2%
Kingsoft Corp. Ltd.	1,416,000	4,024,891

Specialty Retail — 0.1%
GOME Retail Holdings Ltd.(b)	18,180,000	2,048,398

Technology Hardware, Storage & Peripherals — 0.4%
Lenovo Group Ltd.	12,120,000	6,890,067
Meitu Inc.(a)(c)	2,121,000	3,074,149

		9,964,216

49

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.7%
ANTA Sports Products Ltd.	1,818,000	$8,147,038
Shenzhou International Group Holdings Ltd.(b)	1,212,000	10,940,309

		19,087,347
Transportation Infrastructure — 0.6%
Beijing Capital International Airport Co. Ltd., Class H	2,424,000	3,581,593
China Merchants Port Holdings Co. Ltd.	2,020,000	5,211,518
COSCO SHIPPING Ports Ltd.	2,424,000	2,442,560
Jiangsu Expressway Co. Ltd., Class H	2,020,000	2,767,407
Zhejiang Expressway Co. Ltd., Class H	2,020,000	2,420,834

		16,423,912
Water Utilities — 0.5%
Beijing Enterprises Water Group Ltd.(c)	8,080,000	6,310,722
Guangdong Investment Ltd.	4,848,000	6,517,631

		12,828,353
Wireless Telecommunication Services — 4.0%
China Mobile Ltd.	10,403,000	105,559,109

Total Common Stocks — 99.8% (Cost: $1,964,631,962)		2,666,830,975

Rights

Electric Utilities — 0.0%
China Power International Development Ltd. (Expires 12/08/17)(b)(c)	1,952,666	55,003

Total Rights — 0.0% (Cost: $0)		55,003

Security	Shares	Value
Short-Term Investments

Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(e)(f)(g)	219,405,571	$219,449,452
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(e)(f)	1,124,814	1,124,814

		220,574,266

Total Short-Term Investments — 8.3% (Cost: $220,543,969)		220,574,266

Total Investments in Securities — 108.1% (Cost: $2,185,175,931)		2,887,460,244
Other Assets, Less Liabilities — (8.1)%		(216,655,885)

Net Assets — 100.0%		$2,670,804,359

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	373,781,400	(154,375,829)	219,405,571	$219,449,452	$—	(a)	$(17,173)	$(26,642)
BlackRock Cash Funds: Treasury, SL Agency Shares	527,904	596,910	1,124,814	1,124,814	2,497		—	—

				$220,574,266	$2,497		$(17,173)	$(26,642)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
H-Shares Index	41	12/28/17	$3,024	$(64,810)

50

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI China ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,666,830,965	$—	$10	$2,666,830,975
Rights	55,003	—	—	55,003
Money Market Funds	220,574,266	—	—	220,574,266

	$2,887,460,234	$—	$10	$2,887,460,244

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(64,810)	$—	$—	$(64,810)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

51

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 0.3%
KuangChi Science Ltd.(a)	225,000	$73,750

Air Freight & Logistics — 0.7%
Guangdong Yueyen Transportation Co. Ltd., Class H	27,000	16,766
Sinotrans Ltd., Class H	306,000	153,584

		170,350
Airlines — 0.2%
Shandong Airlines Co. Ltd., Class B	19,800	35,948

Auto Components — 1.9%
Chaowei Power Holdings Ltd.(b)	99,000	48,041
China First Capital Group Ltd.(a)	450,000	206,845
Hunan Tyen Machinery Co. Ltd., Class B(a)	29,700	13,276
Launch Tech Co. Ltd.	22,500	24,372
Tianneng Power International Ltd.	90,000	76,400
Xingda International Holdings Ltd.	126,000	43,881
Zhejiang Shibao Co. Ltd., Class H	19,000	7,031

		419,846
Automobiles — 0.4%
Jiangling Motors Corp. Ltd.	9,900	16,098
Qingling Motors Co. Ltd., Class H	108,000	34,709
Yadea Group Holdings Ltd.(b)(c)	126,000	40,493

		91,300
Banks — 0.2%
Bank of Chongqing Co. Ltd., Class H	72,000	56,695

Beverages — 1.0%
Anhui Gujing Distillery Co. Ltd., Class B	16,600	89,268
Dynasty Fine Wines Group Ltd.(a)(b)(d)	128,000	—
Tibet Water Resources Ltd.(a)(b)	315,000	136,725

		225,993
Biotechnology — 0.3%
China Regenerative Medicine International Ltd.(a)(b)	1,530,000	37,612
Shanghai Haohai Biological Technology Co. Ltd.(c)	5,400	24,960

		62,572
Building Products — 0.7%
China Fangda Group Co. Ltd., Class B	59,400	36,506
China Lesso Group Holdings Ltd.	162,000	103,503
Luoyang Glass Co. Ltd., Class H(a)(b)	36,000	18,346

		158,355
Capital Markets — 2.1%
China Internet Nationwide Financial Services Inc.	716	41,628
China Investment Fund International Holdings Co. Ltd.	144,000	161,328
China Minsheng Financial Holding Corp. Ltd.(a)	1,440,000	68,218
Guolian Securities Co. Ltd.	62,000	29,531
Noah Holdings Ltd., ADR(a)(b)	3,672	148,349
Shanghai Greencourt Investment Group Co. Ltd., Class B(a)	49,500	28,611

		477,665
Chemicals — 2.2%
China BlueChemical Ltd., Class H	252,000	70,016
China Lumena New Materials Corp.(a)(b)(d)	868,000	1
China Sanjiang Fine Chemicals Co. Ltd.	99,000	38,661
China XLX Fertiliser Ltd.	63,000	19,924
Fufeng Group Ltd.	216,600	149,481
Huabao International Holdings Ltd.	135,000	86,771
Hubei Sanonda Co. Ltd., Class B(a)	33,300	37,563
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B(a)	58,500	44,870

Security	Shares	Value
Chemicals (continued)
Sinofert Holdings Ltd.(a)(b)	306,000	$45,448

		492,735
Commercial Services & Supplies — 1.4%
Capital Environment Holdings Ltd.(a)	720,000	28,578
China Greenland Broad Greenstate Group Co Ltd.(b)	108,000	18,391
Dongjiang Environmental Co. Ltd., Class H	28,900	42,257
Dynagreen Environmental Protection Group Co. Ltd., Class H	54,000	29,247
Greentown Service Group Co. Ltd.	108,000	81,309
Realord Group Holdings Ltd.(a)	36,000	26,043
Shanghai Zhongyida Co. Ltd.(a)	51,300	20,623
Tianjin Capital Environmental Protection Group Co. Ltd., Class H	54,000	30,007
Zhi Sheng Group Holdings Ltd.	72,000	35,953

		312,408
Communications Equipment — 1.4%
China All Access Holdings Ltd.(b)	180,000	52,316
China Fiber Optic Network System Group Ltd.(a)(d)	181,600	12,323
Comba Telecom Systems Holdings Ltd.	192,060	41,559
Eastern Communications Co. Ltd., Class B	41,400	26,952
Nanjing Panda Electronics Co. Ltd., Class H	18,000	10,187
O-Net Technologies Group Ltd.(a)(b)	54,000	34,501
Xi’an Haitiantian Holdings Co. Ltd.	36,000	28,993
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.(c)	22,500	106,591

		313,422
Construction & Engineering — 0.5%
Baoye Group Co. Ltd., Class H(a)	36,000	24,844
Beijing Urban Construction Design & Development Group Co. Ltd.(c)	45,000	25,640
China Singyes Solar Technologies Holdings Ltd.(b)	72,400	25,121
Concord New Energy Group Ltd.	840,000	38,719

		114,324
Construction Materials — 1.3%
Asia Cement China Holdings Corp.	67,500	23,853
China National Materials Co. Ltd., Class H	162,000	124,038
China Shanshui Cement Group Ltd.(a)(d)	44,000	24,788
Huaxin Cement Co. Ltd. Class B	34,200	40,972
Shanghai Yaohua Pilkington Glass Group Co. Ltd., Class B	21,600	14,062
Tongfang Kontafarma Holdings Ltd.(a)(b)	216,000	14,381
West China Cement Ltd.(a)	360,000	54,390

		296,484
Consumer Finance — 1.4%
Chong Sing Holdings FinTech Group Ltd.(a)(b)	2,232,000	297,212
Differ Group Holding Co.Ltd.(a)	180,000	12,906

		310,118
Containers & Packaging — 0.7%
CPMC Holdings Ltd.	36,000	29,869
Greatview Aseptic Packaging Co. Ltd.	153,000	105,197
Youyuan International Holdings Ltd.(a)	54,000	28,347

		163,413
Distributors — 0.7%
China Animation Characters Co. Ltd.(b)	72,000	28,763
China Beidahuang Industry Group Holdings Ltd.(a)	432,000	20,742
Dah Chong Hong Holdings Ltd.	117,000	55,727
Xinhua Winshare Publishing and Media Co. Ltd., Class H	63,000	50,092

		155,324
Diversified Consumer Services — 1.8%
China Maple Leaf Educational Systems Ltd.	90,000	95,644

52

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Diversified Consumer Services (continued)
China New Higher Education Group Ltd.(c)	45,000	$25,294
China Yuhua Education Corp Ltd.(b)(c)	158,000	75,660
Fu Shou Yuan International Group Ltd.(b)	126,000	99,539
Tarena International Inc., ADR	5,085	68,597
Wisdom Education International Holdings Co. Ltd.(b)	90,000	53,814

		418,548
Diversified Telecommunication Services — 0.1%
APT Satellite Holdings Ltd.	49,500	22,309

Electrical Equipment — 1.4%
China Energine International Holdings Ltd.(a)(b)	252,000	13,068
China High Speed Transmission Equipment Group Co. Ltd.(b)	45,000	54,390
FDG Electric Vehicles Ltd.(a)(b)	2,115,000	94,780
Foshan Electrical and Lighting Co. Ltd., Class B	39,640	31,061
Hangzhou Steam Turbine Co. Ltd., Class B(a)	39,524	38,916
Harbin Electric Co. Ltd., Class H	90,000	37,912
Trony Solar Holdings Co. Ltd.(a)(b)(d)	216,000	—
Welling Holding Ltd.	145,600	36,912

		307,039
Electronic Equipment, Instruments & Components — 3.3%
Anxin-China Holdings Ltd.(a)(d)	672,000	14,627
AVIC International Holdings Ltd., Class H	37,184	48,562
China Aerospace International Holdings Ltd.	306,000	36,437
China Innovationpay Group Ltd.(a)(b)	792,000	42,590
Ju Teng International Holdings Ltd.	108,000	32,358
Kingboard Laminates Holdings Ltd.	157,500	260,947
PAX Global Technology Ltd.(b)	108,000	48,122
Tongda Group Holdings Ltd.(b)	450,000	119,267
Truly International Holdings Ltd.	252,000	115,188
Wasion Group Holdings Ltd.(b)	72,000	35,768

		753,866
Energy Equipment & Services — 0.5%
Anton Oilfield Services Group/Hong Kong(a)(b)	234,000	24,268
Hilong Holding Ltd.(b)	108,000	15,487
Honghua Group Ltd.(a)(b)	306,000	25,467
Jutal Offshore Oil Services Ltd.	72,000	22,033
Wison Engineering Services Co. Ltd.(a)	153,000	32,715

		119,970
Equity Real Estate Investment Trusts (REITs) — 0.7%
Spring REIT(b)	117,000	52,132
Yuexiu REIT	171,000	113,851

		165,983
Food & Staples Retailing — 0.2%
Lianhua Supermarket Holdings Co. Ltd., Class H(a)	54,000	21,295
Springland International Holdings Ltd.	126,000	26,781

		48,076
Food Products — 2.7%
China Agri-Industries Holdings Ltd.	297,000	123,208
China Foods Ltd.(b)	126,000	62,273
China Huiyuan Juice Group Ltd.(a)	81,000	24,476
China Modern Dairy Holdings Ltd.(a)	225,000	44,941
China Shengmu Organic Milk Ltd.(a)(b)(c)	504,000	85,181
COFCO Meat Holdings Ltd.(a)(b)	279,000	57,513
Honworld Group Ltd.(c)	36,000	17,377
Tenwow International Holdings Ltd.	90,000	21,318
Yashili International Holdings Ltd.(a)(b)	126,000	24,845
Yihai International Holding Ltd.	63,000	56,384
YuanShengTai Dairy Farm Ltd.(a)	214,000	8,083

Security	Shares	Value
Food Products (continued)
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	85,500	$77,944

		603,543
Gas Utilities — 1.0%
Beijing Gas Blue Sky Holdings Ltd.(a)	720,000	47,016
China Oil & Gas Group Ltd.(b)	736,000	52,772
Towngas China Co. Ltd.	153,000	122,044

		221,832
Health Care Equipment & Supplies — 0.6%
Beijing Enterprises Medical & Health Group Ltd.(a)(b)	702,000	34,155
Lifetech Scientific Corp.(a)(b)	316,000	72,423
PW Medtech Group Ltd.(a)	99,000	19,521

		126,099
Health Care Providers & Services — 1.8%
China NT Pharma Group Co.Ltd.	90,000	22,816
China Pioneer Pharma Holdings Ltd.	54,000	16,248
China Resources Phoenix Healthcare Holdings Co. Ltd.(b)	85,500	109,472
Golden Meditech Holdings Ltd.(a)	144,000	20,466
Harmonicare Medical Holdings Ltd.(c)	63,017	24,206
iKang Healthcare Group Inc., ADR(a)(b)	7,272	106,462
Rici Healthcare Holdings Ltd.(a)(c)	63,000	19,763
Universal Medical Financial & Technical Advisory Services Co. Ltd.(b)(c)	85,500	79,367
Wenzhou Kangning Hospital Co. Ltd.(c)	2,700	13,102

		411,902
Hotels, Restaurants & Leisure — 1.7%
500.com Ltd., ADR(a)(b)	2,916	29,772
Ajisen China Holdings Ltd.	81,000	38,373
China Travel International Investment Hong Kong Ltd.	324,000	104,955
Haichang Ocean Park Holdings Ltd.(a)(c)	171,000	36,345
Huangshan Tourism Development Co. Ltd., Class B	33,300	45,854
Shanghai Jin Jiang International Hotels Group Co. Ltd., Class H	180,000	62,226
Shanghai Jinjiang International Travel Co. Ltd., Class B	9,000	25,506
Tuniu Corp., ADR(a)(b)	4,455	38,625

		381,656
Household Durables — 1.9%
Hefei Meiling Co. Ltd., Class B	10,336	4,830
Hisense Kelon Electrical Holdings Co. Ltd., Class H	54,000	59,392
Konka Group Co. Ltd., Class B(a)	94,500	37,267
Ozner Water International Holding Ltd.(a)(b)(c)	54,000	16,248
Q Technology Group Co. Ltd.(b)	45,000	97,373
Skyworth Digital Holdings Ltd.	288,000	122,793
TCL Multimedia Technology Holdings Ltd.(b)	63,000	32,749
Wuxi Little Swan Co. Ltd., Class B	10,800	55,036

		425,688
Household Products — 0.4%
NVC Lighting Holding Ltd.	189,000	18,149
Vinda International Holdings Ltd.(b)	36,000	73,197

		91,346
Independent Power and Renewable Electricity Producers — 3.3%
Beijing Jingneng Clean Energy Co. Ltd., Class H	180,000	46,093
Canvest Environment Protection Group Co. Ltd.	90,000	52,777
CGN Meiya Power Holdings Co. Ltd.(a)(c)	180,000	26,043
China Datang Corp. Renewable Power Co. Ltd., Class H	324,000	38,165
China Everbright Greentech Ltd.(a)(c)	54,000	46,117
China Power Clean Energy Development Co. Ltd.	61,500	33,072
China Power International Development Ltd.	639,000	171,814
GCL New Energy Holdings Ltd.(a)	1,098,000	88,569

53

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Huadian Energy Co. Ltd., Class B(a)	61,200	$24,908
Huadian Fuxin Energy Corp. Ltd., Class H	378,000	93,893
Kong Sun Holdings Ltd.(a)	675,000	24,199
Panda Green Energy Group Ltd.(a)(b)	558,000	75,732
Shanghai Lingyun Industries Development Co. Ltd., Class B(a)	26,100	25,474

		746,856
Industrial Conglomerates — 0.1%
Chongqing Machinery & Electric Co. Ltd., Class H	144,000	15,856

Internet & Direct Marketing Retail — 0.3%
Cogobuy Group(b)(c)	81,000	40,966
Jumei International Holding Ltd., ADR(a)	9,873	31,001

		71,967
Internet Software & Services — 4.5%
21Vianet Group Inc., ADR(a)	10,836	77,369
Baozun Inc., ADR(a)(b)	3,960	112,266
Bitauto Holdings Ltd., ADR(a)(b)	3,573	105,868
China Rapid Finance Ltd., ADR(a)	7,974	59,167
Fang Holdings Ltd., ADR(a)	33,957	157,561
HC International Inc.(b)	63,000	48,237
INESA Intelligent Tech Inc., Class B	41,400	27,779
Phoenix New Media Ltd., ADR(a)	4,419	29,696
Renren Inc., ADR(a)(b)	2,304	22,487
Sino-I Technology Ltd.(a)	1,080,000	13,275
Sohu.com Inc.(a)	4,203	203,383
Tian Ge Interactive Holdings Ltd.(b)(c)	63,000	51,625
Xunlei Ltd., ADR(a)(b)	3,834	52,334
Yirendai Ltd., ADR(b)	1,728	68,878

		1,029,925
IT Services — 1.9%
AGTech Holdings Ltd.(a)	396,000	69,463
Chinasoft International Ltd.(b)	288,000	186,218
Digital China Holdings Ltd.(a)(b)	108,000	57,386
GDS Holdings Ltd., ADR(a)(b)	2,573	52,618
Hi Sun Technology China Ltd.(a)	270,000	54,621

		420,306
Leisure Products — 0.2%
Shanghai Phoenix Enterprise Group Co. Ltd., Class B(a)	26,100	22,498
Shenzhen China Bicycle Co. Holdings Ltd.(a)	36,000	12,860
Zhonglu Co. Ltd., Class B(a)	10,860	16,996

		52,354
Life Sciences Tools & Services — 0.3%
Genscript Biotech Corp.(b)	54,000	68,656

Machinery — 2.8%
Changchai Co. Ltd., Class B	15,900	7,797
China Ocean Industry Group Ltd.(a)	55,000	401
China Yuchai International Ltd.	2,358	61,898
CIMC Enric Holdings Ltd.(a)	90,000	63,263
CRCC High-Tech Equipment Corp. Ltd.	63,000	15,649
Dalian Refrigeration Co. Ltd., Class B	18,900	9,292
First Tractor Co. Ltd., Class H	54,000	22,402
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B	17,100	28,643
Kama Co. Ltd.(a)	35,115	34,272
Lonking Holdings Ltd.	279,000	98,951
Sany Heavy Equipment International Holdings Co. Ltd.(a)(b)	135,000	21,434
Shang Gong Group Co. Ltd., Class B(a)	33,300	31,435
Shanghai Diesel Engine Co. Ltd., Class B	52,245	41,221

Security	Shares	Value
Machinery (continued)
Shanghai Highly Group Co. Ltd., Class B	39,600	$33,739
Shanghai Prime Machinery Co. Ltd., Class H	108,000	20,604
Sinotruk Hong Kong Ltd.	103,500	114,629
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	34,200	20,362

		625,992
Marine — 0.5%
Chu Kong Shipping Enterprises Group Co. Ltd.	54,000	13,413
Seaspan Corp.	7,668	45,011
Sinotrans Shipping Ltd.	202,500	48,226

		106,650
Media — 1.5%
Huanxi Media Group Ltd.(a)(b)	180,000	48,629
Huayi Tencent Entertainment Co. Ltd.(a)(b)	720,000	31,804
IMAX China Holding Inc.(a)(c)	18,000	54,621
Nan Hai Corp. Ltd.	1,800,000	50,703
Phoenix Satellite Television Holdings Ltd.	180,000	24,890
Poly Culture Group Corp. Ltd., Class H	11,700	23,909
SMI Holdings Group Ltd.(b)	151,200	79,373
Viva China Holdings Ltd.(a)(b)	365,600	32,299
Wisdom Sports Group	44,000	4,789

		351,017
Metals & Mining — 2.8%
Bengang Steel Plates Co. Ltd., Class B(a)	57,600	23,600
Chiho Environmental Group Ltd.(a)(b)	54,000	27,103
China Daye Non-Ferrous Metals Mining Ltd.(a)	44,000	547
China Metal Recycling Holdings Ltd.(a)(d)	184,800	—
China Metal Resources Utilization Ltd.(a)(b)(c)	72,000	28,947
China Silver Group Ltd.	144,000	47,384
Da Ming International Holdings Ltd.	36,000	14,980
Inner Mongolia Eerduosi Resourses Co. Ltd., Class B	43,200	47,304
Jinchuan Group International Resources Co. Ltd.(a)	207,000	28,359
MMG Ltd.(a)	288,000	131,643
North Mining Shares Co. Ltd.(a)	1,710,000	29,995
Real Gold Mining Ltd.(a)(d)	126,000	56
Shougang Concord International Enterprises Co. Ltd.(a)	1,368,000	39,936
Shougang Fushan Resources Group Ltd.	342,000	70,938
Xinjiang Xinxin Mining Industry Co. Ltd., Class H(a)	108,000	15,073
Zhaojin Mining Industry Co. Ltd., Class H(b)	153,000	119,302

		625,167
Multi-Utilities — 0.1%
Tianjin Development Holdings Ltd.	54,000	25,098

Multiline Retail — 0.6%
Golden Eagle Retail Group Ltd.	54,000	65,476
Lifestyle China Group Ltd.(a)	112,500	36,443
Maoye International Holdings Ltd.	135,000	14,001
Parkson Retail Group Ltd.(b) .	157,500	22,182

		138,102
Oil, Gas & Consumable Fuels — 2.1%
China Suntien Green Energy Corp. Ltd., Class H	234,000	57,824
Inner Mongolia Yitai Coal Co. Ltd., Class B	153,900	214,229
MIE Holdings Corp.(a)	144,000	12,353
Shanxi Guoxin Energy Corp. Ltd.(a)	17,120	15,391
Sino Oil And Gas Holdings Ltd.(a)(b)	1,665,000	30,485
Sinopec Kantons Holdings Ltd.	144,000	84,997
Strong Petrochemical Holdings Ltd.	108,000	21,433
Yuan Heng Gas Holdings Ltd.(a)	324,000	34,847

		471,559

54

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Paper & Forest Products — 0.8%
China Forestry Holdings Co. Ltd.(a)(d)	306,000	$—
Foshan Huaxin Packaging Co. Ltd.	25,200	14,326
Qunxing Paper Holdings Co. Ltd.(a)(d)	148,000	1,706
Shandong Chenming Paper Holdings Ltd., Class B	57,623	91,781
Shandong Chenming Paper Holdings Ltd., Class H	36,000	63,333
Superb Summit International Group Ltd.(a)(d)	59,500	457

		171,603
Pharmaceuticals — 5.4%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	36,000	50,426
China Animal Healthcare Ltd.(a)(b)(d)	140,000	4,481
China Shineway Pharmaceutical Group Ltd.	45,000	41,254
China Traditional Chinese Medicine Holdings Co. Ltd.(b)	288,000	151,924
Consun Pharmaceutical Group Ltd.(b)	54,000	49,781
Dawnrays Pharmaceutical Holdings Ltd.	63,000	33,879
Hua Han Health Industry Holdings Ltd., Class H(a)(b)(d)	651,960	33,390
Hutchison China MediTech Ltd.(a)	3,276	224,278
Lee’s Pharmaceutical Holdings Ltd.(b)	36,000	30,791
Livzon Pharmaceutical Group Inc., Class H	14,066	100,945
Luye Pharma Group Ltd.(b)	166,500	110,215
Pengqi Technology Development Co. Ltd., Class B	36,000	28,440
Shandong Xinhua Pharmaceutical Co. Ltd., Class H(a)	22,000	22,112
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	36,000	19,959
SSY Group Ltd.	234,255	131,971
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd.	27,000	25,380
Tong Ren Tang Technologies Co. Ltd., Class H	81,000	113,459
YiChang HEC ChangJiang Pharmaceutical Co. Ltd.(c)	16,200	48,848

		1,221,533
Professional Services — 0.9%
51job Inc., ADR(a)(b)	3,546	203,895

Real Estate Management & Development — 16.8%
AVIC International Holding HK Ltd.(a)	468,000	27,864
Beijing Capital Land Ltd., Class H	144,000	71,906
Beijing North Star Co. Ltd., Class H	108,000	37,612
Beijing Properties Holdings Ltd.(a)	288,000	11,431
C C Land Holdings Ltd.(a)(b)	216,500	45,738
Carnival Group International Holdings Ltd.(a)(b)	1,082,596	53,366
Central China Real Estate Ltd.(a)	108,038	49,522
China Aoyuan Property Group Ltd.(b)	153,000	83,844
China Electronics Optics Valley Union Holding Co Ltd.	468,000	44,941
China Logistics Property Holdings Co. Ltd.(a)(b)	189,000	60,982
China Merchants Land Ltd.	180,000	32,727
China Overseas Grand Oceans Group Ltd.(b)	135,000	71,733
China Overseas Property Holdings Ltd.(b)	180,000	48,629
China SCE Property Holdings Ltd.(b)	243,800	106,445
China South City Holdings Ltd.	396,000	96,843
CIFI Holdings Group Co. Ltd.	486,000	268,196
Colour Life Services Group Co. Ltd.(b)	45,000	28,232
Crown International Corp Ltd.(a)(b)	126,000	22,586
Fantasia Holdings Group Co. Ltd.	243,000	33,602
Future Land Development Holdings Ltd.(b)	252,000	143,904
Gemdale Properties & Investment Corp. Ltd.	576,000	59,737
Glorious Property Holdings Ltd.(a)	387,000	35,181
Greenland Hong Kong Holdings Ltd.	117,000	47,937
Greentown China Holdings Ltd.(b)	94,500	108,170
Ground International Development Ltd.(a)	180,000	44,480
Guangdong Land Holdings Ltd.(a)	72,000	14,658
Guorui Properties Ltd.(b)	126,000	32,911
HKC Holdings Ltd.	27,920	20,555

Security	Shares	Value
Real Estate Management & Development (continued)
Hopson Development Holdings Ltd.	90,000	$84,927
Hydoo International Holding Ltd.(a)	180,000	15,211
Jiayuan International Group Ltd.(a)	108,000	92,510
Kaisa Group Holdings Ltd.(a)	306,000	162,595
KWG Property Holding Ltd.	184,500	195,126
Minmetals Land Ltd.	180,000	28,117
Modern Land China Co. Ltd.	144,000	28,394
Nam Tai Property Inc.	3,438	41,256
Poly Property Group Co. Ltd.(a)	288,000	127,218
Powerlong Real Estate Holdings Ltd.	171,000	78,163
Redco Properties Group Ltd.(c)	126,000	59,691
Renhe Commercial Holdings Co. Ltd.(a)	2,232,000	72,874
Road King Infrastructure Ltd.	36,000	58,078
Ronshine China Holdings Ltd.(a)(b)	76,500	83,550
Shanghai Industrial Urban Development Group Ltd.	216,000	46,462
Shanghai Lingang Holdings Corp. Ltd., Class B(a)	14,400	24,581
Shanghai Shibei Hi-Tech Co. Ltd., Class B	71,000	41,180
Shenzhen Investment Ltd.	468,000	198,940
Shenzhen SEG Co. Ltd., Class B	32,400	16,054
Shenzhen Wongtee International Enterprise Co. Ltd., Class B(a)	19,800	11,712
Shui On Land Ltd.	535,500	146,042
Sinolink Worldwide Holdings Ltd.(a)(b)	288,000	36,506
Skyfame Realty Holdings Ltd.(a)	108,000	50,196
SRE Group Ltd.(a)	810,000	20,742
Suncity Group Holdings Ltd.(a)(b)	270,000	16,594
Xinyuan Real Estate Co. Ltd., ADR	5,247	30,852
Yuexiu Property Co. Ltd.	990,000	178,728
Yuzhou Properties Co. Ltd.	243,440	120,003
Zhuguang Holdings Group Co. Ltd.(a)	324,000	42,314

		3,812,348
Road & Rail — 1.1%
CAR Inc.(a)	117,000	101,867
Dazhong Transportation Group Co. Ltd., Class B	102,600	70,281
eHi Car Services Ltd., ADR(a)	3,690	42,251
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	23,400	31,192

		245,591
Semiconductors & Semiconductor Equipment — 2.0%
BOE Varitronix Ltd.	45,000	33,648
China Electronics Huada Technology Co. Ltd.(b)	126,000	22,747
Hua Hong Semiconductor Ltd.(c)	54,000	94,861
JA Solar Holdings Co. Ltd., ADR(a)	5,805	43,247
JinkoSolar Holding Co. Ltd.(a)(b)	3,294	80,835
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)	36,000	32,726
Xinyi Solar Holdings Ltd.	432,000	155,428

		463,492
Software — 3.4%
Beijing Beida Jade Bird Universal Sci-Tech Co. Ltd., Class H(a)	90,000	20,512
Boyaa Interactive International Ltd.(a)(b)	63,000	25,167
Changyou.com Ltd., ADR(a)	2,484	90,616
Chanjet Information Technology Co. Ltd., Class H(a)	9,000	13,828
Cheetah Mobile Inc., ADR(a)(b)	4,437	56,483
Gridsum Holding Inc., ADR(a)	2,439	20,878
IGG Inc.(b)	117,000	114,600
Kingdee International Software Group Co. Ltd.(a)(b)	270,022	140,366
Leyou Technologies Holdings Ltd.(a)	100,000	24,583
National Agricultural Holdings Ltd.(a)(b)(d)	126,000	16,294

55

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
NetDragon Websoft Holdings Ltd.(b)	31,500	$92,360
NQ Mobile Inc., ADR(a)	12,168	50,376
Rentian Technology Holdings Ltd.(a)	450,000	21,894
Shanghai Baosight Software Co. Ltd., Class B	31,580	47,623
Sinosoft Technology Group Ltd.(b)	99,012	29,665

		765,245
Specialty Retail — 1.8%
Boshiwa International Holding Ltd.(a)(b)(d)	153,000	1,371
China Harmony New Energy Auto Holding Ltd.(a)(b)	112,500	68,564
China ZhengTong Auto Services Holdings Ltd.	126,000	131,159
Hengdeli Holdings Ltd.	88,000	4,394
Pou Sheng International Holdings Ltd.(b)	306,000	45,057
Zhongsheng Group Holdings Ltd.	81,000	166,352

		416,897
Technology Hardware, Storage & Peripherals — 0.5%
China Goldjoy Group Ltd.	1,116,000	88,592
Coolpad Group Ltd.(a)(d)	384,000	3,441
TPV Technology Ltd.	126,000	18,553

		110,586
Textiles, Apparel & Luxury Goods — 4.4%
361 Degrees International Ltd.	90,000	31,574
Best Pacific International Holdings Ltd.(b)	54,000	34,155
Bosideng International Holdings Ltd.	378,000	32,911
C.banner International Holdings Ltd.(a)(b)	144,000	47,569
China Dongxiang Group Co. Ltd.	477,000	85,504
China Lilang Ltd.	63,000	51,544
China Longevity Group Co. Ltd.(a)(d)	96,000	—
Citychamp Watch & Jewellery Group Ltd.(b)	198,000	47,154
Cosmo Lady China Holdings Co. Ltd.(b)(c)	90,000	33,763
Fuguiniao Co. Ltd., Class H(a)(d)	43,200	15,045
HengTen Networks Group Ltd.(a)(b)	3,164,000	123,559
HOSA International Ltd.	108,000	32,081
Lao Feng Xiang Co. Ltd., Class B	29,780	106,672
Li Ning Co. Ltd.(a)	220,500	171,370
Luthai Textile Co. Ltd., Class B	37,800	41,138
Shanghai Haixin Group Co., Class B	65,700	45,004
Texhong Textile Group Ltd.(b)	40,500	51,337
Xtep International Holdings Ltd.(b)	139,500	51,798

		1,002,178
Trading Companies & Distributors — 0.8%
China Aircraft Leasing Group Holdings Ltd.(b)	36,000	37,612
China Chengtong Development Group Ltd.(a)(b)	414,000	24,914
CITIC Resources Holdings Ltd.(b)	396,037	42,594
DongfengSci-Tech Group Co. Ltd., Class B(a)	40,063	10,464
New Provenance Everlasting Holdings Ltd.(a)	1,710,000	35,688
Shanghai Dasheng Agricultural Finance Technology Co. Ltd.(b)	324,000	24,476

		175,748
Transportation Infrastructure — 4.0%
Anhui Expressway Co. Ltd., Class H	54,000	44,181
COSCO SHIPPING International Hong Kong Co. Ltd.	90,000	35,377
Guangdong Provincial Expressway Development Co. Ltd., Class B	49,500	42,717

Security	Shares	Value
Transportation Infrastructure (continued)
HNA Infrastructure Co. Ltd., Class H	18,000	$19,475
Hopewell Highway Infrastructure Ltd.	139,500	83,234
Jinzhou Port Co. Ltd., Class B	38,700	19,389
Qingdao Port International Co. Ltd.(c)	162,000	107,029
Shenzhen Chiwan Wharf Holdings Ltd., Class B	17,100	28,594
Shenzhen Expressway Co. Ltd., Class H	108,000	104,125
Shenzhen International Holdings Ltd.	130,500	234,927
Sichuan Expressway Co. Ltd., Class H	126,000	47,592
Tianjin Port Development Holdings Ltd.	270,000	40,101
Xiamen International Port Co. Ltd., Class H	144,000	27,656
Yuexiu Transport Infrastructure Ltd.	90,000	65,222

		899,619
Water Utilities — 1.2%
China Everbright Water Ltd.	97,200	32,472
China Water Affairs Group Ltd.	126,000	100,507
China Water Industry Group Ltd.(a)	180,000	41,023
CT Environmental Group Ltd.(b)	324,000	53,929
Kangda International Environmental Co. Ltd.(c)	99,000	21,549
Yunnan Water Investment Co. Ltd.(b)	45,000	18,092

		267,572

Total Common Stocks — 99.6% (Cost: $23,159,635)		22,534,371

Short-Term Investments

Money Market Funds — 27.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(e)(f)(g)	6,140,508	6,141,736
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(e)(f)	13,205	13,205

		6,154,941

Total Short-Term Investments — 27.2% (Cost: $6,153,955)		6,154,941

Total Investments in Securities — 126.8% (Cost: $29,313,590)		28,689,312
Other Assets, Less Liabilities — (26.8)%		(6,063,889)

Net Assets — 100.0%		$22,625,423

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

56

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI China Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,245,946	(105,438)	6,140,508	$6,141,736	$—	(a)	$(225)	$(512)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,446	4,759	13,205	13,205	68		—	—

				$6,154,941	$68		$(225)	$(512)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$22,304,424	$101,967	$127,980	$22,534,371
Money Market Funds	6,154,941	—	—	6,154,941

	$28,459,365	$101,967	$127,980	$28,689,312

The Fund had transfers from Level 1 to Level 2 during the period ended November 30, 2017 in the amount of $101,967, resulting from a temporary suspension of trading.

The Fund had transfers from Level 2 to Level 1 during the period ended November 30, 2017 in the amount of $66,243, resulting from the resumption of trading after a temporary suspension.

The following table includes a rollforward for the period ended November 30, 2017 of investments whose values are classified as Level 3 as of the beginning or end of the period.

Common Stocks
Balance at beginning of period	$223,862
Realized gain (loss) and change in unrealized appreciation/depreciation	(39,523)
Purchases	—
Sales	(56,359)
Transfers in	—
Transfers out	—

Balance at end of period	$127,980

Net change in unrealized appreciation/depreciation on investments still held at end of period	$(34,555)

The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

57

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Denmark ETF (Formerly iShares MSCI Denmark Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Banks — 12.1%
Danske Bank A/S	160,752	$6,016,256
Jyske Bank A/S, Registered	17,360	939,521
Spar Nord Bank A/S	31,804	357,698
Sydbank A/S	19,699	771,650

		8,085,125
Beverages — 5.4%
Carlsberg A/S, Class B	24,480	2,904,247
Royal Unibrew A/S	12,788	731,627

		3,635,874
Biotechnology — 4.6%
Bavarian Nordic A/S(a)	9,588	361,756
Genmab A/S(a)	12,608	2,484,554
Zealand Pharma A/S(a)	14,026	198,872

		3,045,182
Building Products — 1.0%
Rockwool International A/S, Class B	2,435	671,003

Chemicals — 7.4%
Chr Hansen Holding A/S	23,482	2,135,001
Novozymes A/S, Class B	51,418	2,787,678

		4,922,679
Commercial Services & Supplies — 2.1%
ISS A/S	36,819	1,394,494

Construction & Engineering — 1.3%
FLSmidth & Co. A/S	11,027	608,087
Per Aarsleff Holding A/S	9,837	286,046

		894,133
Diversified Telecommunication Services — 1.8%
TDC A/S	201,155	1,226,582

Electric Utilities — 3.6%
Orsted A/S(b)	41,133	2,397,453

Electrical Equipment — 5.1%
NKT A/S(a)	7,838	358,642
Vestas Wind Systems A/S	47,769	3,062,812

		3,421,454
Food Products — 0.5%
Schouw & Co. AB	4,019	372,493

Health Care Equipment & Supplies — 7.2%
Ambu A/S, Class B	8,927	748,005
Coloplast A/S, Class B	25,872	2,031,477
GN Store Nord A/S	35,417	1,116,694
William Demant Holding A/S(a)	32,078	883,446

		4,779,622
Health Care Technology — 0.2%
NNIT A/S(b)(c)	4,291	118,589

Household Durables — 0.6%
Bang & Olufsen A/S(a)	17,147	392,845

Insurance — 2.8%
Alm Brand A/S	31,931	365,776
Topdanmark A/S(a)	16,357	705,204
Tryg A/S	31,847	775,549

		1,846,529

Security	Shares	Value
IT Services — 1.1%
Nets A/S(a)(b)	27,397	$718,536

Machinery — 0.6%
Nilfisk Holding A/S(a)	7,839	386,568

Marine — 7.1%
AP Moller — Maersk A/S, Class A	831	1,425,895
AP Moller — Maersk A/S, Class B	1,420	2,552,574
D/S Norden A/S(a)(c)	13,173	268,031
DFDS A/S	9,323	504,112

		4,750,612
Oil, Gas & Consumable Fuels — 0.3%
TORM PLC	19,774	175,827

Pharmaceuticals — 23.6%
ALK-Abello A/S	2,344	340,614
H Lundbeck A/S	15,695	792,834
Novo Nordisk A/S, Class B	282,375	14,603,497

		15,736,945
Road & Rail — 4.9%
DSV A/S	42,636	3,286,996

Software — 1.0%
SimCorp A/S	11,210	675,470

Specialty Retail — 0.3%
Matas A/S	17,444	219,388

Textiles, Apparel & Luxury Goods — 3.8%
IC Group A/S	7,597	188,656
Pandora A/S	23,272	2,335,888

		2,524,544
Tobacco — 0.4%
Scandinavian Tobacco Group A/S(b)	15,432	274,437

Trading Companies & Distributors — 0.3%
Solar A/S, Class B	3,627	220,815

Total Common Stocks — 99.1% (Cost: $59,758,478)		66,174,195

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(d)(e)(f)	312,989	313,051
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(e)	10,406	10,406

		323,457

Total Short-Term Investments — 0.5% (Cost: $323,402)		323,457

Total Investments in Securities — 99.6% (Cost: $60,081,880)		66,497,652
Other Assets, Less Liabilities — 0.4%		234,026

Net Assets — 100.0%		$66,731,678

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.

58

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Denmark ETF (Formerly iShares MSCI Denmark Capped ETF)

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,251,881	(938,892)	312,989	$313,051	$—	(a)	$(52)	$(102)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,716	1,690	10,406	10,406	64		—	—

				$323,457	$64		$(52)	$(102)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$66,174,195	$—	$—	$66,174,195
Money Market Funds	323,457	—	—	323,457

	$66,497,652	$—	$—	$66,497,652

59

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI EAFE ESG Optimized ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 6.8%
Alumina Ltd.	104,300	$175,778
Amcor Ltd./Australia	10,310	120,690
AMP Ltd.	52,440	203,428
APA Group	20,420	144,787
ASX Ltd.	5,040	218,624
Aurizon Holdings Ltd.	31,173	124,714
Australia & New Zealand Banking Group Ltd.	33,623	726,439
Brambles Ltd.	35,256	273,534
Caltex Australia Ltd.	5,905	152,683
Commonwealth Bank of Australia	18,880	1,138,450
CSL Ltd.	3,980	433,090
Dexus	27,220	214,080
Goodman Group	28,560	188,411
Insurance Australia Group Ltd.	40,561	220,778
LendLease Group	17,338	209,278
Macquarie Group Ltd.	4,760	354,959
Mirvac Group	152,708	282,865
National Australia Bank Ltd.	28,560	641,550
Newcrest Mining Ltd.	10,580	187,221
Origin Energy Ltd.(a)	28,940	196,190
Ramsay Health Care Ltd.	2,880	152,564
Rio Tinto Ltd.(b)	3,560	191,748
Santos Ltd.(a)	34,398	132,655
South32 Ltd.	67,477	166,994
Stockland	93,120	332,253
Sydney Airport	23,540	132,420
Telstra Corp. Ltd.	51,148	133,183
Transurban Group	37,402	356,341
Westpac Banking Corp.	39,565	945,226
Woodside Petroleum Ltd.	18,694	439,938

		9,190,871
Austria — 0.3%
OMV AG	7,540	469,834

Belgium — 1.2%
Anheuser-Busch InBev SA/NV	8,200	945,462
KBC Group NV	5,280	432,697
Umicore SA	4,360	203,839

		1,581,998
Denmark — 1.8%
Carlsberg A/S, Class B	1,766	209,514
Chr Hansen Holding A/S	1,980	180,023
Coloplast A/S, Class B	2,520	197,871
Genmab A/S(a)	672	132,425
Novo Nordisk A/S, Class B	19,552	1,011,165
Novozymes A/S, Class B	3,420	185,419
Orsted A/S(c)	3,386	197,354
Pandora A/S	1,740	174,650
Vestas Wind Systems A/S	2,760	176,963

		2,465,384
Finland — 0.9%
Neste OYJ	3,630	225,934
Nokia OYJ	66,360	333,588
Stora Enso OYJ, Class R	8,376	128,434
UPM-Kymmene OYJ	6,320	190,577
Wartsila OYJ Abp	4,820	318,965

		1,197,498

Security	Shares	Value
France — 10.3%
Accor SA	2,940	$147,722
Air Liquide SA	3,893	488,087
Atos SE	2,440	361,485
AXA SA	27,983	845,816
BNP Paribas SA	8,380	635,285
Capgemini SE	1,720	198,686
Casino Guichard Perrachon SA	504	30,726
Cie. de Saint-Gobain	6,400	365,260
Cie. Generale des Etablissements Michelin, Class B	2,620	380,654
CNP Assurances	9,064	204,369
Credit Agricole SA	6,002	101,300
Danone SA	10,280	869,292
Eiffage SA	1,340	147,296
Engie SA	13,380	234,598
Essilor International Cie Generale d’Optique SA	4,160	535,947
Imerys SA	2,186	200,777
Ingenico Group SA	1,337	140,351
Kering	1,000	444,448
L’Oreal SA	3,900	864,001
LVMH Moet Hennessy Louis Vuitton SE	2,600	757,977
Natixis SA	31,120	252,691
Orange SA	20,320	350,829
Pernod Ricard SA	2,860	446,896
Peugeot SA	10,350	214,422
Renault SA	2,260	230,074
Rexel SA	8,520	157,411
Sanofi	8,972	819,449
Schneider Electric SE	8,220	707,739
SES SA	6,771	112,018
Societe BIC SA	504	58,616
Societe Generale SA	6,460	325,896
Thales SA	1,346	136,288
TOTAL SA	22,121	1,250,353
Unibail-Rodamco SE	1,800	461,332
Valeo SA	2,140	155,624
Vivendi SA	12,520	333,870

		13,967,585
Germany — 9.7%
adidas AG	2,520	526,427
Allianz SE, Registered	5,963	1,408,843
BASF SE	10,040	1,125,292
Bayer AG, Registered	7,200	919,874
Bayerische Motoren Werke AG	3,720	375,602
Brenntag AG	2,680	167,125
Commerzbank AG(a)	12,480	180,873
Daimler AG, Registered	8,510	705,412
Deutsche Bank AG, Registered	17,000	321,481
Deutsche Boerse AG	4,081	463,485
Deutsche Post AG, Registered	14,808	704,311
Deutsche Wohnen SE, Bearer	7,208	319,198
E.ON SE	21,300	246,783
Fraport AG Frankfurt Airport Services Worldwide	1,150	114,742
HeidelbergCement AG	2,480	264,270
Henkel AG & Co. KGaA	3,087	376,912
HOCHTIEF AG	663	116,722
Infineon Technologies AG	3,900	107,884
Linde AG(a)	1,639	383,328
Merck KGaA	4,355	464,382
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered	2,100	468,111

60

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI EAFE ESG Optimized ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
OSRAM Licht AG	2,100	$180,258
ProSiebenSat.1 Media SE, Registered	3,900	124,252
RWE AG(a)	8,160	187,294
SAP SE	12,920	1,458,098
Siemens AG, Registered	10,283	1,400,199

		13,111,158
Hong Kong — 3.4%
AIA Group Ltd.	96,400	781,301
BOC Hong Kong Holdings Ltd.	80,500	407,128
CK Hutchison Holdings Ltd.	20,000	251,722
Hang Seng Bank Ltd.	24,200	598,013
Hong Kong Exchanges & Clearing Ltd.	15,400	463,763
Hysan Development Co. Ltd.	40,000	214,335
Melco Resorts & Entertainment Ltd., ADR	7,600	198,436
MTR Corp. Ltd.	91,000	535,383
Sands China Ltd.	40,000	194,361
Shangri-La Asia Ltd.	80,000	180,277
Sun Hung Kai Properties Ltd.	20,000	326,752
Swire Pacific Ltd., Class A	20,000	192,313
Swire Properties Ltd.	60,000	203,196

		4,546,980
Ireland — 0.6%
CRH PLC	13,840	477,736
DCC PLC	2,200	213,078
Paddy Power Betfair PLC	1,560	174,270

		865,084
Israel — 0.4%
Bank Hapoalim BM	42,940	293,120
Bank Leumi Le-Israel BM	29,320	162,803
Teva Pharmaceutical Industries Ltd., ADR	8,529	126,400

		582,323
Italy — 1.8%
Assicurazioni Generali SpA	17,079	313,201
Enel SpA	109,580	712,738
Intesa Sanpaolo SpA	140,180	471,679
Snam SpA	59,040	298,199
Terna Rete Elettrica Nazionale SpA	44,340	274,653
UniCredit SpA(a)	17,770	358,078

		2,428,548
Japan — 23.7%
Aeon Co. Ltd.	12,200	198,854
AEON Financial Service Co. Ltd.	6,000	133,560
Aisin Seiki Co. Ltd.	4,000	214,825
Ajinomoto Co. Inc.	10,000	184,442
Asahi Kasei Corp.	24,000	301,327
Asics Corp.	8,000	118,386
Astellas Pharma Inc.	34,300	437,083
Bridgestone Corp.	6,000	273,178
Central Japan Railway Co.	2,000	371,297
Chugai Pharmaceutical Co. Ltd.	4,000	207,676
Dai Nippon Printing Co. Ltd.	10,000	219,383
Daifuku Co. Ltd.	2,100	114,847
Dai-ichi Life Holdings Inc.	9,900	203,122
Daikin Industries Ltd.	6,000	692,730
Daiwa House Industry Co. Ltd.	10,100	371,310
Denso Corp.	12,100	681,743
East Japan Railway Co.	4,000	388,365
Eisai Co. Ltd.	4,000	227,729
FANUC Corp.	1,375	343,366

Security	Shares	Value
Japan (continued)
Fast Retailing Co. Ltd.	600	$233,287
Fujitsu Ltd.	20,000	149,216
Hankyu Hanshin Holdings Inc.	4,000	155,489
Hino Motors Ltd.	8,400	103,138
Hitachi Chemical Co. Ltd.	6,000	158,331
Hitachi Ltd.	60,000	447,272
Hitachi Metals Ltd.	10,000	132,702
Honda Motor Co. Ltd.	20,000	669,139
Idemitsu Kosan Co. Ltd.	6,000	202,136
IHI Corp.	4,100	126,951
Inpex Corp.	36,800	415,996
JFE Holdings Inc.	8,000	188,875
JXTG Holdings Inc.	42,000	236,451
Kajima Corp.	20,000	210,714
Kansai Paint Co. Ltd.	4,100	108,046
Kao Corp.	6,000	398,803
Kawasaki Heavy Industries Ltd.	4,000	132,613
KDDI Corp.	26,200	752,719
Keio Corp.	4,000	177,293
Keyence Corp.	900	522,041
Kikkoman Corp.	3,100	121,889
Kintetsu Group Holdings Co. Ltd.	2,000	78,549
Kirin Holdings Co. Ltd.	10,000	234,976
Kobe Steel Ltd.(a)	14,100	132,678
Komatsu Ltd.	14,000	435,369
Konica Minolta Inc.	16,000	156,704
Kubota Corp.	14,000	265,225
Kuraray Co. Ltd.	8,000	154,488
Kyocera Corp.	4,000	282,418
Kyowa Hakko Kirin Co. Ltd.	6,300	119,858
Kyushu Railway Co.	4,000	124,034
Lawson Inc.	2,000	138,332
Mitsubishi Chemical Holdings Corp.	12,100	131,483
Mitsubishi Electric Corp.	20,000	331,084
Mitsubishi Estate Co. Ltd.	20,000	357,893
Mitsubishi Heavy Industries Ltd.	4,000	148,340
Mitsubishi Materials Corp.	4,000	134,042
Mitsubishi UFJ Financial Group Inc.	111,400	788,525
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,800	130,193
Mitsui Fudosan Co. Ltd.	8,000	181,297
Mizuho Financial Group Inc.	244,000	444,588
MS&AD Insurance Group Holdings Inc.	6,000	195,970
Murata Manufacturing Co. Ltd.	2,000	271,034
NEC Corp.	4,400	117,957
NGK Insulators Ltd.	8,100	155,261
NGK Spark Plug Co. Ltd.	8,000	184,871
Nidec Corp.	2,000	272,910
Nintendo Co. Ltd.	1,208	487,928
Nippon Express Co. Ltd.	2,000	127,430
Nippon Steel & Sumitomo Metal Corp.	8,000	194,522
Nippon Telegraph & Telephone Corp.	8,000	420,285
Nitto Denko Corp.	2,000	197,132
Nomura Research Institute Ltd.	2,190	99,417
NTT DOCOMO Inc.	26,400	685,921
Obayashi Corp.	14,000	181,654
Odakyu Electric Railway Co. Ltd.	6,000	127,876
Omron Corp.	4,000	236,987
Oriental Land Co. Ltd./Japan	2,000	178,562
ORIX Corp.	14,000	241,955
Osaka Gas Co. Ltd.	18,400	354,665

61

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI EAFE ESG Optimized ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Panasonic Corp.	28,000	$417,354
Recruit Holdings Co. Ltd.	14,000	331,156
Resona Holdings Inc.	40,000	213,002
Sekisui Chemical Co. Ltd.	14,000	271,605
Sekisui House Ltd.	12,200	228,345
Seven & i Holdings Co. Ltd.	6,000	246,906
Shimadzu Corp.	6,200	148,317
Shin-Etsu Chemical Co. Ltd.	4,000	420,535
Shionogi & Co. Ltd.	4,000	223,726
Shiseido Co. Ltd.	2,000	97,797
Showa Shell Sekiyu KK	12,000	153,559
SoftBank Group Corp.	8,000	678,075
Sompo Holdings Inc.	6,000	242,992
Sony Corp.	14,000	650,677
Subaru Corp.	6,000	196,720
Sumitomo Chemical Co. Ltd.	60,000	419,284
Sumitomo Dainippon Pharma Co. Ltd.	10,000	145,481
Sumitomo Metal Mining Co. Ltd.	5,900	229,610
Sumitomo Mitsui Financial Group Inc.	12,000	487,592
Sumitomo Mitsui Trust Holdings Inc.	8,100	301,402
Sysmex Corp.	2,000	152,272
T&D Holdings Inc.	12,000	197,900
Takeda Pharmaceutical Co. Ltd.	8,000	442,089
Teijin Ltd.	8,000	173,004
THK Co. Ltd.	2,000	73,366
Tokio Marine Holdings Inc.	10,000	443,233
Tokyo Electron Ltd.	2,000	371,029
Tokyo Gas Co. Ltd.	8,000	188,374
Tokyu Corp.	14,000	224,065
Toray Industries Inc.	22,100	208,746
TOTO Ltd.	4,000	223,046
Toyota Motor Corp.	24,000	1,510,710
Toyota Tsusho Corp.	4,000	150,842
West Japan Railway Co.	2,000	147,572
Yamaha Corp.	4,000	147,625
Yamaha Motor Co. Ltd.	4,000	125,821
Yaskawa Electric Corp.	3,800	168,089
Yokogawa Electric Corp.	10,000	184,978

		32,065,633
Netherlands — 4.4%
Aegon NV	20,748	129,087
Airbus SE	4,751	494,485
Akzo Nobel NV	4,040	364,654
ASML Holding NV	4,897	861,827
CNH Industrial NV	23,940	310,568
Coca-Cola European Partners PLC	5,800	226,141
Heineken NV	3,340	340,858
ING Groep NV	22,969	415,051
Koninklijke Ahold Delhaize NV	9,560	205,123
Koninklijke DSM NV	1,740	163,444
Koninklijke KPN NV	41,740	153,387
Koninklijke Philips NV	10,180	396,006
Koninklijke Vopak NV	4,900	207,409
NXP Semiconductors NV(a)	1,789	202,855
Randstad Holding NV	1,449	89,392
RELX NV.	18,900	433,469
STMicroelectronics NV	7,720	175,262
Unilever NV, CVA	12,598	726,802

		5,895,820

Security	Shares	Value
New Zealand — 0.0%
Fletcher Building Ltd.	14,087	$67,090

Norway — 1.1%
Norsk Hydro ASA	45,008	307,030
Orkla ASA	25,440	255,942
Statoil ASA	32,540	654,745
Telenor ASA	10,180	228,904

		1,446,621
Portugal — 0.3%
EDP — Energias de Portugal SA	54,680	192,007
Galp Energia SGPS SA	12,587	237,954

		429,961
Singapore — 1.3%
CapitaLand Ltd.	72,000	188,686
City Developments Ltd.	36,000	323,653
DBS Group Holdings Ltd.	32,000	580,371
Keppel Corp. Ltd.	44,200	250,368
Singapore Airlines Ltd.	10,500	83,719
Singapore Telecommunications Ltd.	120,300	333,125

		1,759,922
Spain — 3.5%
Amadeus IT Group SA	4,721	340,954
Banco Bilbao Vizcaya Argentaria SA	87,118	746,031
Banco Santander SA	118,360	796,377
CaixaBank SA	24,141	114,937
Enagas SA	2,840	83,489
Ferrovial SA	7,162	157,940
Gas Natural SDG SA	6,080	136,145
Iberdrola SA	68,428	544,369
Industria de Diseno Textil SA	18,313	649,388
Red Electrica Corp. SA	11,409	258,467
Repsol SA	32,493	597,417
Telefonica SA.	37,250	382,191

		4,807,705
Sweden — 3.0%
Assa Abloy AB, Class B	12,589	256,343
Atlas Copco AB, Class A	6,203	267,652
Atlas Copco AB, Class B	5,320	205,294
Boliden AB	9,880	313,805
Essity AB, Class B(a)	12,305	358,935
Hennes & Mauritz AB, Class B	10,790	255,186
Lundin Petroleum AB(a)	5,712	132,006
Nordea Bank AB	23,148	272,478
Sandvik AB	12,562	216,603
Skandinaviska Enskilda Banken AB, Class A	21,977	262,122
Skanska AB, Class B	9,998	220,260
SKF AB, Class B	6,346	144,069
Swedbank AB, Class A	14,543	348,832
Telefonaktiebolaget LM Ericsson, Class B	33,540	211,890
Telia Co. AB	68,476	301,793
Volvo AB, Class B	15,440	294,944

		4,062,212
Switzerland — 8.4%
ABB Ltd., Registered	23,320	598,229
Adecco Group AG, Registered	2,360	178,812
Barry Callebaut AG, Registered	82	152,651
Chocoladefabriken Lindt & Spruengli AG, Registered	2	140,394
Cie. Financiere Richemont SA, Class A, Registered	5,200	448,536
Coca-Cola HBC AG	8,900	285,405

62

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI EAFE ESG Optimized ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Switzerland (continued)
Credit Suisse Group AG, Registered	15,287	$259,363
Givaudan SA, Registered	120	273,497
Kuehne + Nagel International AG, Registered	1,714	301,623
LafargeHolcim Ltd., Registered	5,540	303,531
Lonza Group AG, Registered	1,491	390,382
Nestle SA, Registered	29,340	2,517,333
Novartis AG, Registered	19,740	1,692,661
Roche Holding AG	6,594	1,666,715
Swiss Re AG	6,660	625,339
Swisscom AG, Registered	767	405,390
UBS Group AG	35,420	612,848
Zurich Insurance Group AG	1,580	478,208

		11,330,917
United Kingdom — 16.5%
3i Group PLC	14,500	176,848
Anglo American PLC	14,371	264,371
Antofagasta PLC	15,341	188,870
Ashtead Group PLC	7,500	192,794
Associated British Foods PLC	4,120	164,411
AstraZeneca PLC	13,480	871,669
Aviva PLC	57,800	399,812
Barclays PLC	148,660	389,387
Barratt Developments PLC	23,000	188,672
Berkeley Group Holdings PLC	3,320	171,496
BP PLC	189,398	1,253,948
British Land Co. PLC (The)	25,800	219,673
BT Group PLC	81,252	286,846
Bunzl PLC	5,760	164,907
Capita PLC	15,951	100,727
Cobham PLC(a)	68,317	117,446
Compass Group PLC	14,923	302,806
Croda International PLC	5,680	328,540
Diageo PLC	36,140	1,256,534
easyJet PLC	7,887	150,108
Ferguson PLC	4,880	352,090
GKN PLC	32,120	134,829
GlaxoSmithKline PLC	43,190	748,049
Glencore PLC	100,845	463,584
Hammerson PLC	30,260	212,795
HSBC Holdings PLC	151,580	1,506,068
IMI PLC	7,180	122,073
InterContinental Hotels Group PLC	3,995	235,187
Intertek Group PLC	3,040	215,220
Investec PLC	28,820	201,693
ITV PLC	115,914	250,894
J Sainsbury PLC	46,240	145,403
John Wood Group PLC	17,514	171,526
Johnson Matthey PLC	5,880	241,251
Kingfisher PLC	59,660	269,734
Legal & General Group PLC	66,625	240,980
Lloyds Banking Group PLC	426,817	381,322
Marks & Spencer Group PLC	43,080	182,644
Mediclinic International PLC	13,279	101,649
Meggitt PLC	18,840	123,536
Merlin Entertainments PLC(c)	22,020	104,892
Micro Focus International PLC	1,428	48,113
Mondi PLC	5,400	129,090
National Grid PLC	53,312	638,668
Next PLC	2,417	146,477
Old Mutual PLC	87,320	233,210

Security	Shares	Value
United Kingdom (continued)
Pearson PLC	15,860	$152,000
Prudential PLC	21,703	546,142
Reckitt Benckiser Group PLC	6,120	537,323
RELX PLC	22,100	516,943
Rio Tinto PLC	11,182	530,005
Rolls-Royce Holdings PLC	14,060	163,107
Rolls-Royce Holdings PLC, Class C(a)	614,422	832
Schroders PLC	7,800	364,267
Segro PLC	45,840	340,352
Shire PLC	6,992	346,551
Sky PLC(a)	15,600	197,760
SSE PLC	17,240	319,483
Standard Chartered PLC(a)	34,940	349,238
Taylor Wimpey PLC	54,900	145,287
Tesco PLC	98,300	258,210
Travis Perkins PLC	7,500	163,352
Unilever PLC	12,702	715,961
United Utilities Group PLC	13,740	152,606
Vodafone Group PLC	313,820	952,832
Whitbread PLC	2,800	135,235
Wm Morrison Supermarkets PLC	38,240	111,965
Worldpay Group PLC(c)	22,920	130,928
WPP PLC	24,640	435,936

		22,357,157

Total Common Stocks — 99.4% (Cost: $114,812,196)		134,630,301

Preferred Stocks

Italy — 0.2%
Intesa Sanpaolo SpA, Preference Shares	70,120	224,403

Total Preferred Stocks — 0.2% (Cost: $163,446)		224,403

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(d)(e)(f)	200,539	200,579
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(e)	12,573	12,573

		213,152

Total Short-Term Investments — 0.2% (Cost: $213,155)		213,152

Total Investments in Securities — 99.8% (Cost: $115,188,797)		135,067,856
Other Assets, Less Liabilities — 0.2%		286,683

Net Assets — 100.0%		$135,354,539

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

63

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI EAFE ESG Optimized ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	121,610	78,929	200,539	$200,579	$—	(a)	$(24)	$(3)
BlackRock Cash Funds: Treasury, SL Agency Shares	11,692	881	12,573	12,573	52		—	—

				$213,152	$52		$(24)	$(3)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$134,629,469	$832	$—	$134,630,301
Preferred Stocks	224,403	—	—	224,403
Money Market Funds	213,152	—	—	213,152

	$135,067,024	$832	$—	$135,067,856

Portfolio Abbreviations — Equity

ADR                 American Depositary Receipt

64

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Finland ETF (Formerly iShares MSCI Finland Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 0.6%
Finnair OYJ	22,778	$325,369

Auto Components — 3.0%
Nokian Renkaat OYJ	35,303	1,543,570

Building Products — 0.8%
Uponor OYJ	20,302	394,818

Chemicals — 1.0%
Kemira OYJ.	35,208	458,004
Tikkurila OYJ	2,210	48,038

		506,042
Commercial Services & Supplies — 0.5%
Caverion OYJ(a)(b)	36,910	277,261

Communications Equipment — 15.5%
Nokia OYJ	1,573,304	7,908,916

Construction & Engineering — 1.0%
Lehto Group OYJ	12,594	171,638
YIT OYJ	45,982	331,427

		503,065
Containers & Packaging — 2.4%
Huhtamaki OYJ	28,174	1,242,951

Diversified Telecommunication Services — 4.2%
DNA OYJ	22,315	396,715
Elisa OYJ	42,790	1,743,886

		2,140,601
Electric Utilities — 4.5%
Fortum OYJ.	110,014	2,319,177

Food & Staples Retailing — 2.0%
Kesko OYJ, Class B.	20,292	1,029,746

Food Products — 0.3%
Atria OYJ	9,022	130,164

Health Care Providers & Services — 0.4%
Oriola Corp., Class B	57,486	200,147

Insurance — 12.3%
Sampo OYJ, Class A	118,891	6,295,547

IT Services — 1.2%
Tieto OYJ.	18,777	588,600

Leisure Products — 1.9%
Amer Sports OYJ	37,353	982,950

Machinery — 21.7%
Cargotec OYJ, Class B	12,626	724,578
Kone OYJ, Class B	87,650	4,518,989
Konecranes OYJ	21,154	942,834
Metso OYJ	34,693	1,226,508
Outotec OYJ(a)(b)	50,822	384,189
Ponsse OYJ	6,222	198,750
Valmet OYJ	41,038	757,462
Wartsila OYJ Abp	35,121	2,324,147

		11,077,457

Security	Shares	Value
Media — 0.7%
Sanoma OYJ	28,517	$358,724

Metals & Mining — 1.7%
Outokumpu OYJ	98,909	856,202

Multiline Retail — 0.6%
Stockmann OYJ Abp, Class B(a)(b)	22,842	123,105
Tokmanni Group Corp.	22,504	180,316

		303,421
Oil, Gas & Consumable Fuels — 4.6%
Neste OYJ	38,039	2,367,573

Paper & Forest Products — 13.5%
Metsa Board OYJ	66,358	516,270
Stora Enso OYJ, Class R	145,042	2,224,019
UPM-Kymmene OYJ	137,216	4,137,684

		6,877,973
Pharmaceuticals — 2.3%
Orion OYJ, Class B	31,624	1,170,044

Real Estate Management & Development — 1.3%
Citycon OYJ	150,443	381,722
Technopolis OYJ	62,811	299,571

		681,293
Software — 0.4%
F-Secure OYJ	46,736	224,574

Trading Companies & Distributors — 1.2%
Cramo OYJ	14,407	320,717
Ramirent OYJ	31,204	279,045

		599,762

Total Common Stocks — 99.6% (Cost: $47,396,415)		50,905,947

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(c)(d)(e)	439,220	439,307
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(c)(d)	34,490	34,490

		473,797

Total Short-Term Investments — 0.9% (Cost: $473,799)		473,797

Total Investments in Securities — 100.5% (Cost: $47,870,214)		51,379,744
Other Assets, Less Liabilities — (0.5)%		(232,217)

Net Assets — 100.0%		$51,147,527

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

65

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Finland ETF (Formerly iShares MSCI Finland Capped ETF)

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares.	1,708,490	(1,269,270)	439,220	$439,307	$—	(a)	$(100)	$18
BlackRock Cash Funds: Treasury, SL Agency Shares	6,454	28,036	34,490	34,490	54		—	—

				$473,797	$54		$(100)	$18

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$50,905,947	$—	$—	$50,905,947
Money Market Funds	473,797	—	—	473,797

	$51,379,744	$—	$—	$51,379,744

66

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 0.2%
OHB SE	2,035	$102,019

Auto Components — 2.8%
ElringKlinger AG(a)	11,075	209,964
Grammer AG	3,917	238,752
LEONI AG	12,055	889,593
SAF-Holland SA	17,619	358,397

		1,696,706
Automobiles — 0.1%
EDAG Engineering Group AG	4,049	72,466

Banks — 0.3%
comdirect bank AG	10,971	152,331

Biotechnology — 0.0%
Biotest AG(a)	552	12,834

Building Products — 0.1%
CENTROTEC Sustainable AG	3,637	66,436

Capital Markets — 1.7%
AURELIUS Equity Opportunities SE & Co KGaA(a)	8,964	580,584
Deutsche Beteiligungs AG	4,675	263,188
MLP SE	23,357	145,515

		989,287
Chemicals — 1.8%
H&R GmbH & Co. KGaA(b)	4,967	83,447
Wacker Chemie AG	6,077	991,965

		1,075,412
Commercial Services & Supplies — 1.2%
Bilfinger SE(a)	12,020	529,211
Cewe Stiftung & Co. KGAA	2,012	190,529

		719,740
Communications Equipment — 0.2%
ADVA Optical Networking SE(a)(b)	16,398	119,307

Construction & Engineering — 0.2%
Bauer AG	3,660	127,254

Consumer Finance — 0.3%
Ferratum OYJ	4,641	152,592

Diversified Financial Services — 2.1%
GRENKE AG	10,327	1,043,438
Hypoport AG(a)(b)	1,203	186,041

		1,229,479
Electrical Equipment — 1.1%
Nordex SE(a)(b)	24,485	249,147
Senvion SA(a)(b)	10,099	109,771
SGL Carbon SE(a)(b)	23,760	320,840

		679,758
Electronic Equipment, Instruments & Components — 1.7%
Basler AG	544	102,485
Isra Vision AG	1,276	234,454
Jenoptik AG	20,009	654,417

		991,356
Equity Real Estate Investment Trusts (REITs) — 1.9%
alstria office REIT AG	53,605	809,176

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Hamborner REIT AG	29,416	$337,694

		1,146,870
Food Products — 1.5%
KWS Saat SE	769	308,589
Suedzucker AG	27,758	576,223

		884,812
Health Care Equipment & Supplies — 2.0%
Carl Zeiss Meditec AG, Bearer	15,633	926,408
Draegerwerk AG & Co. KGaA	1,211	87,243
STRATEC Biomedical AG(a)	1,848	153,802

		1,167,453
Health Care Providers & Services — 0.7%
RHOEN-KLINIKUM AG	11,704	407,982

Health Care Technology — 1.1%
CompuGroup Medical SE	9,302	629,982

Hotels, Restaurants & Leisure — 0.4%
bet-at-home.com AG(a)	1,090	133,345
Vapiano SE(b)(c)	2,800	75,118
Zeal Network SE	736	18,872

		227,335
Household Durables — 0.2%
Surteco SE	3,011	97,904

Independent Power and Renewable Electricity Producers — 0.4%
Capital Stage AG	32,380	245,858

Industrial Conglomerates — 4.6%
Indus Holding AG	7,123	527,422
MBB SE	769	81,606
Rheinmetall AG	16,919	2,156,533

		2,765,561
Insurance — 0.4%
Wuestenrot & Wuerttembergische AG	9,104	245,978

Internet & Direct Marketing Retail — 1.1%
Takkt AG	12,742	272,485
zooplus AG(a)(b)	2,351	405,765

		678,250
Internet Software & Services — 3.3%
Rocket Internet SE(a)(b)(c)	22,450	535,365
Scout24 AG(c)	26,643	1,123,309
XING SE	1,092	341,787

		2,000,461
IT Services — 2.8%
Bechtle AG	11,420	976,313
CANCOM SE	6,108	501,280
GFT Technologies SE(a)	6,135	90,524
KPS AG	5,086	79,200

		1,647,317
Life Sciences Tools & Services — 4.5%
Evotec AG(a)(b)	48,573	714,104
Gerresheimer AG	12,196	975,180
MorphoSys AG(a)(b)	10,825	1,023,669

		2,712,953
Machinery — 12.3%
Aumann AG(b)(c)	2,447	201,524
DEUTZ AG	46,945	391,824

67

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
DMG Mori AG	7,654	$418,119
Duerr AG	10,080	1,270,997
Heidelberger Druckmaschinen AG(b)	102,853	361,410
JOST Werke AG(b)(c)	3,472	174,018
Koenig & Bauer AG	5,135	392,772
Krones AG	6,136	778,450
NORMA Group SE	12,376	788,884
Pfeiffer Vacuum Technology AG	2,519	458,339
Rational AG.	1,325	868,293
SLM Solutions Group AG(a)(b)	4,889	281,268
Vossloh AG(a)(b)	4,031	221,093
Wacker Neuson SE	10,898	356,302
Washtec AG	4,343	398,062

		7,361,355
Marine — 1.1%
Hapag-Lloyd AG(a)(b)(c)	17,067	640,409

Media — 3.2%
Borussia Dortmund GmbH & Co. KGaA	23,228	166,535
CTS Eventim AG & Co. KGaA	18,644	906,658
Stroeer SE & Co. KGaA(a)	10,736	814,404

		1,887,597
Metals & Mining — 3.1%
Aurubis AG	13,097	1,088,449
Salzgitter AG(a)	15,173	782,730

		1,871,179
Oil, Gas & Consumable Fuels — 0.1%
VERBIO Vereinigte BioEnergie AG	8,565	82,323

Pharmaceuticals — 1.6%
STADA Arzneimittel AG	9,686	939,866

Professional Services — 0.7%
Amadeus Fire AG	2,019	184,355
Bertrandt AG(a)	2,167	242,492

		426,847
Real Estate Management & Development — 12.4%
ADLER Real Estate AG(a)(b)	11,176	166,971
ADO Properties SA(a)(c)	11,991	620,367
Deutsche Euroshop AG	18,187	699,350
DIC Asset AG	17,314	221,824
Grand City Properties SA	41,605	952,468
LEG Immobilien AG	24,544	2,613,660
PATRIZIA Immobilien AG(a)(b)	17,936	423,656
TAG Immobilien AG	48,368	887,277
TLG Immobilien AG	31,704	782,696

		7,368,269
Road & Rail — 1.3%
Sixt Leasing SE	4,804	108,804
Sixt SE	4,718	425,964
VTG AG	5,026	267,816

		802,584
Semiconductors & Semiconductor Equipment — 5.5%
AIXTRON SE(a)(b)	41,625	611,709
Dialog Semiconductor PLC(b)	30,159	1,095,524
Elmos Semiconductor AG	3,904	111,788
Manz AG(a)(b)	1,680	70,110
Siltronic AG(b)	8,157	1,213,804

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
SMA Solar Technology AG(a)	4,717	$188,443

		3,291,378
Software — 3.5%
Nemetschek SE	7,477	715,534
RIB Software SE(a)	13,647	312,666
Software AG	19,289	1,057,850

		2,086,050
Specialty Retail — 1.7%
CECONOMY AG	69,240	908,967
Hornbach Baumarkt AG	3,089	115,559

		1,024,526
Technology Hardware, Storage & Peripherals — 1.0%
Diebold Nixdorf AG	3,213	281,120
S&T AG	15,639	330,241

		611,361
Textiles, Apparel & Luxury Goods — 0.2%
Gerry Weber International AG(a)	9,807	100,540

Thrifts & Mortgage Finance — 2.7%
Aareal Bank AG	22,087	982,180
Deutsche Pfandbriefbank AG(c)	41,786	646,959

		1,629,139
Trading Companies & Distributors — 0.9%
BayWa AG	5,423	207,207
Kloeckner & Co. SE	29,059	342,881

		550,088
Transportation Infrastructure — 0.5%
Hamburger Hafen und Logistik AG	9,523	280,576

Wireless Telecommunication Services — 3.2%
Freenet AG	49,741	1,888,685

Total Common Stocks — 93.7% (Cost: $49,532,126)		55,888,465

Preferred Stocks

Biotechnology — 0.3%
Biotest AG, Preference Shares	7,685	186,655

Construction Materials — 0.3%
STO SE & Co. KGaA, Preference Shares	986	145,781

Health Care Equipment & Supplies — 2.6%
Draegerwerk AG & Co. KGaA, Preference Shares	2,952	247,655
Sartorius AG, Preference Shares(a)	13,815	1,326,021

		1,573,676
Machinery — 1.4%
Jungheinrich AG, Preference Shares	18,644	835,410

Road & Rail — 0.7%
Sixt SE, Preference Shares	6,435	421,235

Total Preferred Stocks — 5.3% (Cost: $2,699,096)		3,162,757

Short-Term Investments

Money Market Funds — 13.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(d)(e)(f)	7,759,104	7,760,655

68

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(e)	10,625	$10,625

		7,771,280

Total Short-Term Investments — 13.0% (Cost: $7,770,878)		7,771,280

Total Investments in Securities — 112.0% (Cost: $60,002,100)		66,822,502
Other Assets, Less Liabilities — (12.0)%.		(7,181,873)

Net Assets — 100.0%		$59,640,629

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares.	9,217,379	(1,458,275)	7,759,104	$7,760,655	$—	(a)	$(808)	$(204)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,923	702	10,625	10,625	112		—	—

				$7,771,280	$112		$(808)	$(204)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$55,888,465	$—	$—	$55,888,465
Preferred Stocks	3,162,757	—	—	3,162,757
Money Market Funds.	7,771,280	—	—	7,771,280

	$66,822,502	$—	$—	$66,822,502

69

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Global Impact ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 1.1%
CSL Ltd	1,467	$159,634
GPT Group (The)	10,179	41,805
Mirvac Group	48,924	90,623

		292,062
Belgium — 4.0%
Umicore SA.	22,680	1,060,336

Canada — 0.1%
First Capital Realty Inc	1,472	24,040

China — 3.7%
3SBio Inc.(a)(b)(c)	4,500	8,758
Beijing Enterprises Water Group Ltd.(b)	180,000	140,585
China Everbright International Ltd	90,000	120,765
China Longyuan Power Group Corp. Ltd., Class H	171,000	115,165
China Vanke Co. Ltd., Class H	63,000	229,488
CSPC Pharmaceutical Group Ltd.	18,000	35,723
GCL-Poly Energy Holdings Ltd.(b)(c)	1,305,000	210,532
Huaneng Renewables Corp. Ltd., Class H	252,000	80,341
Sino Biopharmaceutical Ltd	18,000	23,554

		964,911
Denmark — 6.0%
Genmab A/S(b)	27	5,321
H Lundbeck A/S.	495	25,005
Novo Nordisk A/S, Class B	9,747	504,082
Vestas Wind Systems A/S	16,335	1,047,354

		1,581,762
France — 7.9%
Fonciere Des Regions	324	34,727
Gecina SA	198	33,052
Ipsen SA	180	21,977
Klepierre SA	2,070	85,645
Schneider Electric SE	12,330	1,061,608
Suez	35,316	652,269
Unibail-Rodamco SE	684	175,306

		2,064,584
Germany — 1.0%
KION Group AG.	3,168	258,296

Hong Kong — 2.5%
Swire Properties Ltd.	9,000	30,479
WH Group Ltd.(a)	580,500	616,162

		646,641
Indonesia — 0.1%
Indofood CBP Sukses Makmur Tbk PT	27,900	17,430
Unilever Indonesia Tbk PT	3,600	13,121

		30,551
Japan — 15.6%
Chugai Pharmaceutical Co. Ltd.	900	46,727
Daiichi Sankyo Co. Ltd.	7,200	174,234
East Japan Railway Co.	10,800	1,048,586
Japan Retail Fund Investment Corp.	18	32,058
Kyowa Hakko Kirin Co. Ltd.	1,800	34,245
NH Foods Ltd.	18,000	443,465
Nippon Prologis REIT Inc.	10	21,545
Nisshin Seifun Group Inc.	4,500	88,307
Nissin Foods Holdings Co. Ltd.	1,000	72,472
Ono Pharmaceutical Co. Ltd.	1,800	41,162

Security	Shares	Value
Japan (continued)
Sekisui House Ltd.	55,800	$1,044,396
Shionogi & Co. Ltd.	1,000	55,931
Sysmex Corp.(c)	900	68,522
Terumo Corp.	1,800	86,538
TOTO Ltd.	4,500	250,927
Toyo Suisan Kaisha Ltd.	2,700	115,330
Unicharm Corp.	6,300	165,684
Yakult Honsha Co. Ltd.	900	70,453
Yokogawa Electric Corp.	13,500	249,721

		4,110,303
Malaysia — 0.0%
PPB Group Bhd	1,800	7,333

Mexico — 0.5%
Gruma SAB de CV, Series B	6,300	78,231
Kimberly-Clark de Mexico SAB de CV, Series A	23,400	41,905

		120,136
Norway — 0.6%
Marine Harvest ASA	8,349	147,446

Singapore — 0.2%
CapitaLand Commercial Trust	7,295	10,236
CapitaLand Mall Trust	24,300	36,982

		47,218
South Africa — 0.3%
Pioneer Foods Group Ltd.	3,249	31,198
Tiger Brands Ltd.	1,962	60,039

		91,237
South Korea — 1.1%
Ottogi Corp	27	19,699
Samsung SDI Co. Ltd.	1,404	273,511

		293,210
Spain — 2.0%
Siemens Gamesa Renewable Energy SA	41,940	526,075

Sweden — 1.9%
Essity AB, Class B(b)	16,956	494,604

Switzerland — 0.6%
Geberit AG, Registered	360	156,839

Taiwan — 4.2%
Innolux Corp	1,917,000	837,257
Uni-President Enterprises Corp	126,000	267,594

		1,104,851
Thailand — 0.0%
Energy Absolute PCL, NVDR	3,600	5,015

United Kingdom — 13.6%
Barratt Developments PLC	65,871	540,348
Berkeley Group Holdings PLC	6,291	324,964
Johnson Matthey PLC	23,787	975,960
Pearson PLC	101,169	969,588
Shire PLC	7,614	377,380
Taylor Wimpey PLC	147,843	391,250

		3,579,490
United States — 32.7%
AbbVie Inc.	10,161	984,804
Acuity Brands Inc.	1,251	214,446
Akamai Technologies Inc.(b)	5,256	293,180

70

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Global Impact ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Amgen Inc.	4,050	$711,423
Arista Networks Inc.(b)	423	98,610
BioMarin Pharmaceutical Inc.(b)	567	48,649
Cadence Design Systems Inc.(b)	5,184	227,629
Celgene Corp.(b)	4,644	468,255
Citrix Systems Inc.(b)	4,311	377,773
Cognex Corp.	477	66,098
Colgate-Palmolive Co.	4,887	354,063
Digital Realty Trust Inc.	1,836	214,261
Edwards Lifesciences Corp.(b)	918	107,590
Gilead Sciences Inc.	14,301	1,069,429
Hormel Foods Corp.	5,436	198,142
Incyte Corp.(b)	450	44,545
Jazz Pharmaceuticals PLC(b)	423	59,110
JM Smucker Co. (The)	1,224	142,804
Kimberly-Clark Corp	6,777	811,614
Procter & Gamble Co. (The)	11,691	1,052,073
Rockwell Automation Inc.	1,917	370,134
ServiceNow Inc.(b)(c)	1,359	167,157
United Therapeutics Corp.(b)	468	60,835
Vertex Pharmaceuticals Inc.(b)	585	84,410
VMware Inc., Class A(b)(c)	1,098	131,881
Xylem Inc./NY	3,483	241,511

		8,600,426

Total Common Stocks — 99.7% (Cost: $23,470,453)		26,207,366

Security	Shares	Value
Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(d)(e)(f)	282,503	$282,559

Total Short-Term Investments — 1.1% (Cost: $282,557)		282,559

Total Investments in Securities — 100.8% (Cost: $23,753,010)		26,489,925
Other Assets, Less Liabilities — (0.8)%		(206,957)

Net Assets — 100.0%		$26,282,968

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	480,537	(198,034)	282,503	$282,559	$—	(a)	$(90)	$(6)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,389	(8,389)	—	—	45		—	—

				$282,559	$45		$(90)	$(6)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$26,207,366	$—	$—	$26,207,366
Money Market Funds	282,559	—	—	282,559

	$26,489,925	$—	$—	$26,489,925

71

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Global Impact ETF

Portfolio Abbreviations — Equity

NVDR	Non-Voting Depositary Receipt

72

Consolidated Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Auto Components — 1.8%
Bharat Forge Ltd.	2,430,249	$26,124,800
Bosch Ltd.	84,966	26,794,004
Motherson Sumi Systems Ltd.	7,325,634	41,490,719

		94,409,523
Automobiles — 8.9%
Bajaj Auto Ltd.	973,384	49,899,516
Hero MotoCorp Ltd.	579,093	32,633,705
Mahindra & Mahindra Ltd.	4,322,596	94,291,988
Maruti Suzuki India Ltd.	1,226,386	163,551,735
Tata Motors Ltd.(a)	18,420,401	115,456,034
Tata Motors Ltd., Class A(a)	4,423,758	15,879,013

		471,711,991
Banks — 9.5%
Axis Bank Ltd.	19,467,361	161,644,310
ICICI Bank Ltd.	27,531,831	131,318,465
IDFC Bank Ltd.	15,953,634	13,583,352
State Bank of India.	20,025,398	99,490,326
Yes Bank Ltd.	19,645,321	93,504,172

		499,540,625
Beverages — 0.6%
United Spirits Ltd.(a)	674,288	34,348,636

Chemicals — 2.0%
Asian Paints Ltd.	3,337,849	59,362,257
UPL Ltd.	4,124,784	46,784,442

		106,146,699
Construction & Engineering — 2.0%
Larsen & Toubro Ltd.	5,523,487	104,212,130

Construction Materials — 3.8%
ACC Ltd.	528,612	13,673,573
Ambuja Cements Ltd.	6,909,715	28,129,656
Grasim Industries Ltd.	3,812,352	69,169,829
Shree Cement Ltd.	96,982	25,866,053
Ultratech Cement Ltd.	1,018,996	66,433,861

		203,272,972
Consumer Finance — 2.1%
Bajaj Finance Ltd.	1,913,390	51,248,763
Mahindra & Mahindra Financial Services Ltd.	3,232,705	21,979,185
Shriram Transport Finance Co. Ltd.	1,710,756	35,221,993

		108,449,941
Diversified Financial Services — 0.6%
Power Finance Corp. Ltd.	7,349,635	13,774,866
Rural Electrification Corp. Ltd.	8,017,783	19,155,389

		32,930,255
Diversified Telecommunication Services — 0.8%
Bharti Infratel Ltd.	7,509,050	44,683,972

Electric Utilities — 0.4%
Tata Power Co. Ltd. (The)	12,863,287	18,891,955

Electrical Equipment — 0.7%
Bharat Heavy Electricals Ltd.	10,220,688	14,582,867
Havells India Ltd.	2,900,550	22,910,207

		37,493,074
Food Products — 1.1%
Britannia Industries Ltd.	334,229	24,961,433

Security	Shares	Value
Food Products (continued)
Nestle India Ltd.	268,409	$31,900,626

		56,862,059
Gas Utilities — 0.8%
GAIL (India) Ltd.	5,885,456	42,753,530

Household Products — 2.8%
Hindustan Unilever Ltd.	7,532,022	148,637,118

Independent Power and Renewable Electricity Producers — 1.0%
NTPC Ltd.	19,128,562	53,739,749

Industrial Conglomerates — 0.3%
Siemens Ltd.	826,159	15,345,058

Insurance — 0.7%
Bajaj Finserv Ltd.	443,001	35,822,759

IT Services — 14.4%
HCL Technologies Ltd.	6,458,515	84,938,287
Infosys Ltd.	21,314,845	322,664,705
Tata Consultancy Services Ltd.	5,329,122	217,941,916
Tech Mahindra Ltd.	5,432,508	41,219,828
Vakrangee Ltd.	2,456,306	27,180,123
Wipro Ltd.	14,112,615	63,887,598

		757,832,457
Machinery — 1.8%
Ashok Leyland Ltd.	13,351,668	24,402,824
Eicher Motors Ltd.	154,723	71,852,252

		96,255,076
Media — 1.0%
Zee Entertainment Enterprises Ltd.	6,127,369	53,989,837

Metals & Mining — 3.9%
Hindalco Industries Ltd.	13,532,218	50,462,497
JSW Steel Ltd.	9,813,445	38,786,546
Tata Steel Ltd.	3,492,325	37,596,113
Vedanta Ltd.	17,246,956	79,026,259

		205,871,415
Oil, Gas & Consumable Fuels — 13.0%
Bharat Petroleum Corp. Ltd.	8,806,745	68,816,353
Coal India Ltd.	7,920,275	33,877,355
Hindustan Petroleum Corp. Ltd.	7,070,198	45,690,935
Indian Oil Corp. Ltd.	6,759,096	41,248,516
Oil & Natural Gas Corp. Ltd	14,885,840	41,704,823
Petronet LNG Ltd.	5,219,750	20,367,387
Reliance Industries Ltd.	30,176,199	431,279,097

		682,984,466
Personal Products — 1.9%
Dabur India Ltd.	6,129,798	32,730,916
Godrej Consumer Products Ltd.	2,766,065	41,246,456
Marico Ltd.	5,239,062	24,862,794

		98,840,166
Pharmaceuticals — 5.9%
Aurobindo Pharma Ltd.	3,058,160	32,860,517
Cadila Healthcare Ltd.	2,374,969	15,791,997
Cipla Ltd.	4,013,578	37,403,211
Dr. Reddy’s Laboratories Ltd.	1,326,646	46,993,266
Glenmark Pharmaceuticals Ltd.	1,603,767	14,030,474
Lupin Ltd.	2,567,892	32,564,598
Piramal Enterprises Ltd.	900,736	38,748,551

73

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Sun Pharmaceutical Industries Ltd.	11,131,974	$93,218,197

		311,610,811
Road & Rail — 0.2%
Container Corp. of India Ltd.	486,440	9,867,610

Textiles, Apparel & Luxury Goods — 0.9%
Titan Co. Ltd.	3,604,239	45,774,059

Thrifts & Mortgage Finance — 10.5%
Housing Development Finance Corp. Ltd.	17,556,965	456,268,707
Indiabulls Housing Finance Ltd.	3,691,939	69,043,496
LIC Housing Finance Ltd.	3,453,748	31,152,293

		556,464,496
Tobacco — 3.0%
ITC Ltd.	39,559,741	157,091,682

Transportation Infrastructure — 1.0%
Adani Ports & Special Economic Zone Ltd.	8,407,662	51,895,929

Wireless Telecommunication Services — 2.5%
Bharti Airtel Ltd.	13,910,286	107,099,279
Idea Cellular Ltd.(a)	16,734,026	24,511,922

		131,611,201
Total Common Stocks — 99.9% (Cost: $4,076,317,897)		5,269,341,251

Security	Shares	Value
Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(b)(c)	4,180,424	$4,180,424

Total Short-Term Investments — 0.1% (Cost: $ 4,180,424)		4,180,424

Total Investments in Securities — 100.0% (Cost: $ 4,080,498,321)		5,273,521,675

Other Assets, Less Liabilities — (0.0)%		(2,587,035)

Net Assets — 100.0%		$5,270,934,640

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	20,118,019	(15,937,595)	4,180,424	$4,180,424	$119,821	$—	$—

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX NIFTY 50	39	12/28/17	$802	$(13,176)

74

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI India ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,269,341,251	$—	$—	$5,269,341,251
Money Market Funds	4,180,424	—	—	4,180,424

	$5,273,521,675	$—	$—	$5,273,521,675

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(13,176)	$—	$—	$(13,176)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

75

Consolidated Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Air Freight & Logistics — 0.4%
Allcargo Logistics Ltd.	119,472	$329,252
Blue Dart Express Ltd.	12,155	775,211

		1,104,463
Airlines — 0.5%
Jet Airways India Ltd.(a)	58,414	615,757
SpiceJet Ltd.(a)	366,396	812,572

		1,428,329
Auto Components — 5.6%
Apollo Tyres Ltd.	654,816	2,545,943
Asahi India Glass Ltd.	148,941	863,433
Balkrishna Industries Ltd.	98,496	3,278,337
Ceat Ltd.	46,117	1,276,013
Endurance Technologies Ltd.(b)	71,934	1,421,890
Exide Industries Ltd.	519,042	1,650,583
JK Tyre & Industries Ltd.	148,884	331,572
Mahindra CIE Automotive Ltd.(a)	191,887	730,290
Minda Industries Ltd.	42,428	818,292
Sundram Fasteners Ltd.	128,650	995,800
Suprajit Engineering Ltd.	48,271	217,062
Tube Investments of India Ltd.	175,501	704,671
WABCO India Ltd.	11,554	1,302,853

		16,136,739
Banks — 6.0%
Allahabad Bank(a)	417,012	495,072
Andhra Bank(a)	448,362	435,985
Canara Bank Ltd.	303,873	1,757,119
DCB Bank Ltd.	391,627	1,125,745
Federal Bank Ltd.	3,663,162	6,286,118
Jammu & Kashmir Bank Ltd. (The)(a)	498,374	571,182
Karnataka Bank Ltd. (The)	349,342	840,035
Karur Vysya Bank Ltd. (The)	724,128	1,279,128
Oriental Bank of Commerce(a)	199,956	392,439
RBL Bank Ltd.(b)	251,677	2,016,968
Syndicate Bank(a)	344,166	495,059
Union Bank of India(a)	372,228	947,311
Vijaya Bank.	563,616	617,985

		17,260,146
Beverages — 0.2%
Radico Khaitan Ltd.	116,394	515,361

Biotechnology — 0.9%
Biocon Ltd.	366,168	2,454,087

Building Products — 1.8%
Astral Polytechnik Ltd.	73,722	966,229
Blue Star Ltd.	58,368	669,494
Cera Sanitaryware Ltd.	12,002	698,175
Kajaria Ceramics Ltd.	161,652	1,815,201
Sintex Plastics Technology Ltd.(a)	393,683	495,156
Somany Ceramics Ltd.	37,848	525,810

		5,170,065
Capital Markets — 5.8%
5Paisa Capital Ltd.(a)	7,310	24,452
BSE Ltd.	33,187	477,681
Care Ratings Ltd.	52,830	1,127,472
Central Depository Services India Ltd.	52,782	297,717
CRISIL Ltd.	45,600	1,324,755
Edelweiss Financial Services Ltd.	1,094,185	5,000,873

Security	Shares	Value
Capital Markets (continued)
IIFL Holdings Ltd.	283,290	$2,680,447
Indiabulls Ventures Ltd.	279,763	1,181,443
JM Financial Ltd.	484,413	1,132,901
Motilal Oswal Financial Services Ltd.	88,406	1,777,375
Multi Commodity Exchange of India Ltd.	44,480	660,716
PTC India Financial Services Ltd.	626,886	359,721
Tata Investment Corp. Ltd.	33,744	467,591

		16,513,144
Chemicals — 7.2%
Aarti Industries	50,550	714,661
Advanced Enzyme Technologies Ltd.	88,122	378,017
Akzo Nobel India Ltd.	23,914	663,068
Atul Ltd.	18,286	726,832
BASF India Ltd.	26,614	819,718
Bayer CropScience Ltd./India	21,625	1,354,111
Chambal Fertilizers and Chemicals Ltd.	223,896	495,849
Coromandel International Ltd.	177,726	1,429,829
DCM Shriram Ltd.	50,388	439,606
Deepak Fertilisers & Petrochemicals Corp. Ltd.	47,766	297,908
Dhanuka Agritech Ltd.	29,982	319,396
EID Parry India Ltd.	140,044	801,648
Finolex Industries Ltd.	75,551	761,134
Godrej Industries Ltd.	172,026	1,541,511
Gujarat Alkalies & Chemicals Ltd.	36,480	440,809
Gujarat Fluorochemicals Ltd.	66,767	905,155
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	150,070	1,029,753
Gulf Oil Lubricants India Ltd.	12,996	206,277
Himadri Speciality Chemical Ltd.	187,302	477,550
Monsanto India Ltd.	10,632	409,525
PI Industries Ltd.	140,796	2,079,514
Rain Industries Ltd.	191,406	1,052,763
Rallis India Ltd.	118,218	449,918
SH Kelkar & Co. Ltd.(b)	44,802	177,735
Sharda Cropchem Ltd.	55,176	416,259
Supreme Industries Ltd.	96,900	1,735,799
Vinati Organics Ltd.	31,578	476,927

		20,601,272
Communications Equipment — 0.6%
Sterlite Technologies Ltd.	244,366	1,044,089
Tejas Networks Ltd.	81,966	534,724

		1,578,813
Construction & Engineering — 5.3%
Ashoka Buildcon Ltd.	114,228	446,070
Dilip Buildcon Ltd.(b)	83,860	1,268,630
Engineers India Ltd.	385,320	1,121,061
Gayatri Projects Ltd.(a)	225,534	731,202
GE Power India Ltd.	41,154	428,007
GMR Infrastructure Ltd.(a)	5,398,014	1,536,190
Hindustan Construction Co. Ltd.(a)	1,301,197	776,924
IRB Infrastructure Developers Ltd.	404,816	1,442,408
Kalpataru Power Transmission Ltd.	93,822	645,754
KEC International Ltd.	157,173	785,377
NCC Ltd./India	927,622	1,770,221
PNC Infratech Ltd.	156,408	468,157
Sadbhav Engineering Ltd.	215,855	1,270,927
Techno Electric & Engineering Co. Ltd.(a)	21,660	137,139
Voltas Ltd.	252,762	2,495,476

		15,323,543

76

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Construction Materials — 3.5%
Birla Corp. Ltd.	47,099	$819,959
Century Textiles & Industries Ltd.	68,058	1,384,697
Dalmia Bharat Ltd.	54,293	2,655,120
HeidelbergCement India Ltd.	137,563	332,387
India Cements Ltd. (The)	429,487	1,157,976
JK Cement Ltd.	43,128	668,558
JK Lakshmi Cement Ltd.	78,149	496,430
Orient Cement Ltd.	124,830	315,173
Prism Cement Ltd.(a)	307,458	541,675
Ramco Cements Ltd. (The)	146,148	1,586,708

		9,958,683
Consumer Finance — 2.1%
Manappuram Finance Ltd.	1,047,898	1,712,098
Muthoot Finance Ltd.	243,732	1,672,255
Repco Home Finance Ltd.	78,628	765,794
Sundaram Finance Ltd.	68,184	1,934,118

		6,084,265
Containers & Packaging — 0.7%
Essel Propack Ltd.	96,102	429,389
HSIL Ltd.	73,758	586,930
Time Technoplast Ltd.	197,649	599,414
Uflex Ltd.	53,352	379,289

		1,995,022
Diversified Financial Services — 1.9%
IDFC Ltd.	1,894,794	1,832,202
IFCI Ltd.(a)	1,672,004	643,079
Reliance Capital Ltd.	106,818	717,559
Srei Infrastructure Finance Ltd.	335,642	531,468
TI Financial Holdings Ltd.	181,448	1,590,343

		5,314,651
Diversified Telecommunication Services — 0.8%
Himachal Futuristic Communications Ltd.(a)	1,097,136	487,484
Tata Communications Ltd.	173,850	1,859,963

		2,347,447
Electric Utilities — 2.4%
Adani Transmissions Ltd.(a)	264,802	754,406
CESC Ltd.	168,874	2,653,454
Reliance Infrastructure Ltd.	335,046	2,286,034
Torrent Power Ltd.	293,062	1,301,690

		6,995,584
Electrical Equipment — 2.2%
Amara Raja Batteries Ltd.	98,923	1,225,721
CG Power and Industrial Solutions Ltd.(a)	590,178	792,182
Finolex Cables Ltd.	175,614	1,840,025
GE T&D India Ltd.	157,634	1,039,485
Schneider Electric Infrastructure Ltd.(a)	213,408	424,797
V-Guard Industries Ltd.	261,293	929,803

		6,252,013
Electronic Equipment, Instruments & Components — 0.7%
Redington India Ltd.	661,884	1,950,854

Food Products — 2.7%
Avanti Feeds Ltd.	27,743	1,123,789
Balrampur Chini Mills Ltd.	296,066	730,752
Kaveri Seed Co. Ltd.	75,877	639,271
KRBL Ltd.	119,973	1,126,794
McLeod Russel India Ltd.	110,808	403,672
Tata Global Beverages Ltd.	754,794	3,360,753

Security	Shares	Value
Food Products (continued)
Zydus Wellness Ltd.	20,013	$282,178

		7,667,209
Gas Utilities — 1.2%
Gujarat Gas Ltd.	84,711	1,154,923
Gujarat State Petronet Ltd.	351,934	1,147,006
Mahanagar Gas Ltd.	60,420	1,038,750

		3,340,679
Health Care Providers & Services — 2.6%
Apollo Hospitals Enterprise Ltd.	217,056	3,724,086
Dr Lal PathLabs Ltd.(b)	42,758	590,044
Fortis Healthcare Ltd.(a)	846,450	1,901,493
Max India Ltd.(a)	337,290	721,083
Narayana Hrudayalaya Ltd.(a)	126,027	584,302

		7,521,008
Hotels, Restaurants & Leisure — 2.9%
Cox & Kings Ltd.	203,745	825,976
Delta Corp. Ltd.	163,248	661,550
EIH Ltd.	362,064	842,832
Indian Hotels Co. Ltd. (The)	1,208,058	2,315,694
Jubilant Foodworks Ltd.	84,132	2,316,240
Mahindra Holidays & Resorts India Ltd.	82,100	440,294
Thomas Cook India Ltd.	222,441	831,394

		8,233,980
Household Durables — 3.2%
Bajaj Electricals Ltd.	61,902	448,328
Crompton Greaves Consumer Electricals Ltd.	957,030	3,945,077
Johnson Controls-Hitachi Air Conditioning India Ltd.	16,644	657,448
LA Opala RG Ltd.	33,744	332,050
Symphony Ltd.	43,055	1,082,485
TTK Prestige Ltd.	7,031	719,211
Whirlpool of India Ltd.	77,865	1,880,993

		9,065,592
Household Products — 0.4%
Eveready Industries India Ltd.(a)	90,565	612,311
Jyothy Laboratories Ltd.	109,947	641,130

		1,253,441
Independent Power and Renewable Electricity Producers — 1.0%
Adani Power Ltd.(a)	2,374,073	1,307,066
PTC India Ltd.	451,896	814,366
Reliance Power Ltd.(a)	1,425,798	840,265

		2,961,697
Industrial Conglomerates — 0.3%
Jaiprakash Associates Ltd.(a)	2,791,099	783,482

Insurance — 1.0%
Max Financial Services Ltd.(a)	333,678	2,835,590

Internet & Direct Marketing Retail — 0.3%
Infibeam Incorporation Ltd.(a)	330,765	872,311

Internet Software & Services — 1.3%
Info Edge India Ltd.	154,242	3,036,759
Just Dial Ltd.(a)	88,633	728,734

		3,765,493
IT Services — 3.1%
eClerx Services Ltd.	51,010	1,087,681
Hexaware Technologies Ltd.	225,496	1,178,888
Larsen & Toubro Infotech Ltd.(b)	87,479	1,374,796
Mindtree Ltd.	250,757	2,096,901

77

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Mphasis Ltd.	196,650	$2,223,139
Persistent Systems Ltd.	100,570	1,020,439

		8,981,844
Life Sciences Tools & Services — 1.6%
Dishman Carbogen Amcis Ltd.(a)	99,180	476,750
Divi’s Laboratories Ltd.	202,517	3,269,544
Syngene International Ltd.(b)	102,617	881,666

		4,627,960
Machinery — 3.8%
AIA Engineering Ltd.	95,988	2,193,597
BEML Ltd.	25,685	665,109
Carborundum Universal Ltd.	113,491	668,925
Cochin Shipyard Ltd.(a)(b)	66,462	587,108
Escorts Ltd.	140,379	1,563,698
Force Motors Ltd.	9,591	496,864
Greaves Cotton Ltd.	148,770	279,174
ISGEC Heavy Engineering Ltd.	4,517	487,455
Jain Irrigation Systems Ltd.	744,491	1,383,797
Lakshmi Machine Works Ltd.	6,741	605,974
Thermax Ltd.	73,302	1,266,983
Timken India Ltd.	41,496	559,694

		10,758,378
Marine — 0.1%
Shipping Corp. of India Ltd.(a)	285,114	412,549

Media — 1.7%
Chennai Super Kings Cricket Ltd.	206,787	7,216
Dish TV India Ltd.(a)	820,498	1,037,711
Inox Leisure Ltd.(a)	110,694	475,960
Jagran Prakashan Ltd.	204,402	523,368
Navneet Education Ltd.	142,728	381,501
PVR Ltd.	59,366	1,211,580
SITI Networks Ltd.(a)	659,832	265,038
TV18 Broadcast Ltd.(a)	1,123,967	978,765

		4,881,139
Metals & Mining — 2.0%
APL Apollo Tubes Ltd.	11,514	353,536
Jindal Saw Ltd.	281,238	548,693
Jindal Stainless Ltd.(a)	222,642	383,615
Jindal Steel & Power Ltd.(a)	815,696	2,175,231
MOIL Ltd.	161,060	614,716
National Aluminium Co. Ltd.	980,675	1,244,855
Welspun Corp. Ltd.	223,554	444,300

		5,764,946
Multiline Retail — 0.5%
Future Retail Ltd.(a)	100,680	856,670
Praxis Home Retail Ltd.	14,162	1,098
Shoppers Stop Ltd.	51,072	434,801

		1,292,569
Oil, Gas & Consumable Fuels — 1.1%
Aegis Logistics Ltd.	204,213	736,028
Chennai Petroleum Corp. Ltd.	91,200	601,117
Great Eastern Shipping Co. Ltd. (The)	208,908	1,292,878
Gujarat Mineral Development Corp. Ltd.	194,028	501,319

		3,131,342
Paper & Forest Products — 0.4%
Century Plyboards India Ltd.	134,454	659,759

Security	Shares	Value
Paper & Forest Products (continued)
Greenply Industries Ltd.	74,480	$369,397

		1,029,156
Personal Products — 0.9%
Bajaj Corp. Ltd.	130,919	989,202
Gillette India Ltd.	16,590	1,643,691

		2,632,893
Pharmaceuticals — 5.8%
Ajanta Pharma Ltd.	53,922	1,145,759
Alembic Pharmaceuticals Ltd.	115,971	931,023
Caplin Point Laboratories Ltd.	30,823	310,166
Eris Lifesciences Ltd.(a)(b)	78,774	980,277
FDC Ltd./India	109,611	362,508
Granules India Ltd	94,976	188,759
Ipca Laboratories Ltd.	113,356	951,167
JB Chemicals & Pharmaceuticals Ltd.	1,176	5,227
Jubilant Life Sciences Ltd.	182,313	1,856,777
Laurus Labs Ltd.(b)	94,852	772,879
Marksans Pharma Ltd.	544,122	330,372
Natco Pharma Ltd.	199,445	2,909,398
Pfizer Ltd./India	27,823	830,504
Sanofi India Ltd.	13,908	950,966
Sequent Scientific Ltd.	253,764	407,329
Shilpa Medicare Ltd.	61,730	615,768
Strides Shasun Ltd.	44,081	546,125
Sun Pharma Advanced Research Co. Ltd.(a)	156,718	1,044,260
Suven Life Sciences Ltd.	113,544	346,197
Unichem Laboratories Ltd.	91,327	425,758
Wockhardt Ltd.	70,344	785,588

		16,696,807
Professional Services — 0.3%
Quess Corp. Ltd.(a)(b)	50,046	730,471

Real Estate Management & Development — 2.8%
Godrej Properties Ltd.(a)	132,810	1,499,880
Housing Development & Infrastructure Ltd.(a)	713,641	692,834
Indiabulls Real Estate Ltd.(a)	422,281	1,391,667
NESCO Ltd.	6,954	56,253
Oberoi Realty Ltd.	259,236	1,958,743
Prestige Estates Projects Ltd.	286,596	1,469,427
Sobha Ltd.	97,651	946,146

		8,014,950
Road & Rail — 0.1%
VRL Logistics Ltd.	56,224	359,422

Software — 0.9%
KPIT Technologies Ltd.	351,690	930,768
NIIT Technologies Ltd.	76,652	759,625
Tata Elxsi Ltd.	37,533	548,792
Zensar Technologies Ltd.	27,607	365,938

		2,605,123
Specialty Retail — 1.0%
Future Lifestyle Fashions Ltd.	97,014	553,001
PC Jeweller Ltd.	273,457	1,676,875
Shankara Building Products Ltd.	18,012	580,753

		2,810,629
Technology Hardware, Storage & Peripherals — 0.0%
Ricoh India Ltd.(a)(c)	9,870	—

78

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 5.6%
Aditya Birla Fashion and Retail Ltd.(a)	473,376	$1,230,058
Arvind Ltd.	322,088	2,181,887
Bata India Ltd.	78,265	891,223
Bombay Dyeing & Manufacturing Co. Ltd.	80,927	278,124
Himatsingka Seide Ltd.	61,175	311,236
KPR Mill Ltd.	46,170	513,398
Page Industries Ltd.	13,910	4,821,342
Rajesh Exports Ltd.	187,935	2,226,190
Raymond Ltd.	66,987	1,002,727
SRF Ltd.	35,353	1,004,117
Vardhman Textiles Ltd.	35,366	717,878
VIP Industries Ltd.	38,646	214,058
Welspun India Ltd.	645,925	718,251

		16,110,489
Thrifts & Mortgage Finance — 2.0%
Can Fin Homes Ltd.	81,912	614,276
Dewan Housing Finance Corp. Ltd.	359,214	3,434,761
GRUH Finance Ltd.	222,756	1,728,363

		5,777,400
Tobacco — 0.2%
Godfrey Phillips India Ltd.	31,997	498,018

Trading Companies & Distributors — 0.5%
Adani Enterprises Ltd.	671,199	1,526,020

Security	Shares	Value
Transportation Infrastructure — 0.7%
Gateway Distriparks Ltd.	195,217	$759,312
Gujarat Pipavav Port Ltd.	479,171	1,071,224
Navkar Corp. Ltd.(a)(b)	92,568	269,176

		2,099,712
Water Utilities — 0.2%
VA Tech Wabag Ltd.	68,573	642,021

Total Common Stocks — 100.8% (Cost: $ 230,049,362)		288,668,801

Total Investments in Securities — 100.8% (Cost: $ 230,049,362)		288,668,801
Other Assets, Less \Liabilities — (0.8)%.		(2,260,630)

Net Assets — 100.0%		$286,408,171

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	—	$—	$4,036	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$288,660,487	$8,314	$—	(a)	$288,668,801

	$288,660,487	$8,314	$—	(a)	$288,668,801

(a)	Rounds to less than $1.

79

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobiles — 8.9%
Astra International Tbk PT	69,661,530	$41,072,801

Banks — 34.8%
Bank Bukopin Tbk	23,443,099	1,065,911
Bank Central Asia Tbk PT	34,118,558	51,331,706
Bank Danamon Indonesia Tbk PT	12,981,660	4,822,774
Bank Mandiri Persero Tbk PT	64,166,560	35,105,171
Bank Negara Indonesia Persero Tbk PT	27,115,458	16,238,002
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	11,088,836	2,041,343
Bank Pembangunan Daerah Jawa Timur Tbk PT	19,128,200	1,039,422
Bank Rakyat Indonesia Persero Tbk PT	191,476,160	45,441,259
Bank Tabungan Negara Persero Tbk PT	15,631,026	3,698,010

		160,783,598
Capital Markets — 0.4%
Kresna Graha Investama PT Tbk(a)	47,335,400	1,854,781

Construction & Engineering — 2.0%
Adhi Karya Persero Tbk PT	6,330,010	914,917
PP Persero Tbk PT	11,060,922	2,101,624
Sitara Propertindo Tbk PT(a)	12,458,500	653,965
Totalindo Eka Persada Tbk PT	5,928,600	1,411,363
Waskita Karya Persero Tbk PT	16,943,700	2,643,147
Wijaya Karya Persero Tbk PT	11,220,970	1,497,402

		9,222,418
Construction Materials — 3.9%
Indocement Tunggal Prakarsa Tbk PT	6,612,444	9,007,414
Semen Indonesia Persero Tbk PT	10,672,155	7,416,698
Waskita Beton Precast Tbk PT	38,861,800	1,143,501
Wijaya Karya Beton Tbk PT	9,424,300	404,118

		17,971,731
Diversified Telecommunication Services — 12.6%
Inovisi Infracom Tbk PT(b)	9,476,400	—
Link Net Tbk PT	3,809,300	1,405,324
Telekomunikasi Indonesia Persero Tbk PT	174,918,890	53,668,002
Tower Bersama Infrastructure Tbk PT	7,647,200	3,222,611

		58,295,937
Food Products — 6.1%
Charoen Pokphand Indonesia Tbk PT	26,279,725	5,673,281
Eagle High Plantations Tbk PT(a)	39,225,652	643,804
Indofood CBP Sukses Makmur Tbk PT	8,456,654	5,283,064
Indofood Sukses Makmur Tbk PT	15,631,130	8,465,032
Inti Agri Resources Tbk PT	106,986,600	2,578,562
Japfa Comfeed Indonesia Tbk PT	16,312,000	1,597,915
Nippon Indosari Corpindo Tbk PT	6,713,633	630,365
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,915,900	1,121,773
Salim Ivomas Pratama Tbk PT	11,279,300	411,946
Sawit Sumbermas Sarana Tbk PT	8,466,200	935,751
Tunas Baru Lampung Tbk PT	9,495,400	979,305

		28,320,798
Gas Utilities — 1.1%
Perusahaan Gas Negara Persero Tbk	38,847,607	4,882,517

Health Care Providers & Services — 0.3%
Siloam International Hospitals Tbk PT(a)	1,600,265	1,197,892

Security	Shares	Value
Household Products — 4.3%
Sekawan Intipratama Tbk PT(a)(b)	30,572,100	$51,986
Unilever Indonesia Tbk PT	5,423,604	19,768,126

		19,820,112
Insurance — 0.2%
Panin Financial Tbk PT(a)	59,879,078	1,062,471

Marine — 0.0%
Berlian Laju Tanker Tbk PT(a)(b)	20,137,514	—

Media — 1.6%
Global Mediacom Tbk PT	25,237,400	1,091,518
Media Nusantara Citra Tbk PT	20,485,500	1,968,886
MNC Investama Tbk PT(a)	85,419,300	580,998
Surya Citra Media Tbk PT	20,844,000	3,390,271
Visi Media Asia Tbk PT(a)	29,265,500	592,839

		7,624,512
Metals & Mining — 0.6%
Aneka Tambang Persero Tbk PT(a)	30,068,354	1,478,298
Krakatau Steel Persero Tbk PT(a)	13,787,293	462,770
Pelat Timah Nusantara Tbk PT(a)	1,795,300	358,370
Timah Persero Tbk PT	10,670,680	670,566

		2,970,004
Multiline Retail — 2.0%
Matahari Department Store Tbk PT	8,835,900	6,924,482
Mitra Adiperkasa Tbk PT	2,656,100	1,359,862
Ramayana Lestari Sentosa Tbk PT	11,352,300	839,294

		9,123,638
Oil, Gas & Consumable Fuels — 6.9%
Adaro Energy Tbk PT	51,258,839	6,442,409
Bumi Resources Tbk PT(a)	92,439,900	2,050,271
Delta Dunia Makmur Tbk PT(a)	16,277,900	980,814
Harum Energy Tbk PT(a)	2,884,700	435,072
Indika Energy Tbk PT(a)	6,492,100	1,343,921
Indo Tambangraya Megah Tbk PT	1,212,680	1,896,213
Medco Energi Internasional Tbk PT(a)	21,323,900	1,544,982
Sugih Energy Tbk PT(a)	119,120,611	440,340
Tambang Batubara Bukit Asam Persero Tbk PT	2,468,150	2,052,838
United Tractors Tbk PT	5,997,196	14,853,325

		32,040,185
Personal Products — 0.1%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	11,828,500	437,250

Pharmaceuticals — 2.0%
Indofarma Persero Tbk PT(a)	2,204,200	412,289
Kalbe Farma Tbk PT	75,816,685	8,968,409

		9,380,698
Real Estate Management & Development — 5.0%
Alam Sutera Realty Tbk PT	35,027,616	958,171
Bumi Serpong Damai Tbk PT	27,931,422	3,407,278
Ciputra Development Tbk PT	49,592,713	4,491,429
Hanson International Tbk PT(a)	224,753,335	1,811,187
Intiland Development Tbk PT.	22,233,220	618,046
Kawasan Industri Jababeka Tbk PT	51,529,813	1,142,906
Lippo Karawaci Tbk PT	49,667,462	2,111,399
Modernland Realty Tbk PT	31,188,718	705,585
Pakuwon Jati Tbk PT	78,150,277	3,582,225
PP Properti Tbk PT	77,274,339	1,119,752
Sentul City Tbk PT(a)	79,040,200	911,598

80

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Summarecon Agung Tbk PT	36,218,658	$2,302,828

		23,162,404
Road & Rail — 0.1%
Blue Bird Tbk PT	1,779,900	4 96,098

Specialty Retail — 0.5%
Ace Hardware Indonesia Tbk PT	28,030,979	2,466,130

Textiles, Apparel & Luxury Goods — 0.2%
Sri Rejeki Isman Tbk PT	29,743,600	813,628

Tobacco — 4.3%
Gudang Garam Tbk PT	1,724,142	9,754,544
Hanjaya Mandala Sampoerna Tbk PT	33,528,700	10,163,217

		19,917,761
Trading Companies & Distributors — 0.7%
AKR Corporindo Tbk PT	6,523,300	3,062,469

Transportation Infrastructure — 0.8%
Jasa Marga Persero Tbk PT	7,942,008	3,743,183

Wireless Telecommunication Services — 0.6%
XL Axiata Tbk PT(a)	11,437,000	2,604,315

Total Common Stocks — 100.0% (Cost: $518,015,024)		462,327,331

Security	Shares	Value
Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(c)(d)	208,152	$208,152

Total Short-Term Investments — 0.1% (Cost: $ 208,152)		208,152

Total Investments in Securities — 100.1% (Cost: $ 518,223,176)		462,535,483
Other Assets, Less Liabilities — (0.1)%.		(237,348)

Net Assets — 100.0%		$462,298,135

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	146,022	62,130	208,152	$208,152	$431	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$462,275,345	$—	$51,986	$462,327,331
Money Market Funds	208,152	—	—	208,152

	$462,483,497	$—	$51,986	$462,535,483

81

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Ireland ETF (Formerly iShares MSCI Ireland Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 3.9%
Ryanair Holdings PLC, ADR(a)	22,898	$2,792,182

Banks — 10.8%
Allied Irish Banks PLC	533,706	3,468,185
Bank of Ireland Group PLC(a)	428,053	3,345,089
Permanent TSB Group Holdings PLC(a)	366,324	969,666

		7,782,940
Beverages — 1.9%
C&C Group PLC	404,173	1,378,279

Building Products — 4.6%
Kingspan Group PLC	80,134	3,286,843

Construction Materials — 21.9%
CRH PLC	458,371	15,822,293

Containers & Packaging — 4.6%
Smurfit Kappa Group PLC	104,375	3,336,545

Diversified Financial Services — 0.2%
IFG Group PLC	58,681	129,441

Equity Real Estate Investment Trusts (REITs) — 5.6%
Green REIT PLC	818,295	1,458,663
Hibernia REIT PLC	862,065	1,469,873
Irish Residential Properties REIT PLC	620,015	1,100,780

		4,029,316
Food & Staples Retailing — 0.8%
Total Produce PLC	187,673	566,143

Food Products — 20.5%
Glanbia PLC	154,409	2,880,394
Kerry Group PLC, Class A	100,596	10,555,216
Origin Enterprises PLC	170,450	1,385,663

		14,821,273
Health Care Providers & Services — 3.5%
UDG Healthcare PLC	223,369	2,539,854

Hotels, Restaurants & Leisure — 9.8%
Dalata Hotel Group PLC(a)	219,042	1,520,037
Paddy Power Betfair PLC	49,616	5,542,666

		7,062,703

Security	Shares	Value
Household Durables — 1.6%
Cairn Homes PLC(a)	554,701	$1,177,288

Insurance — 0.2%
FBD Holdings PLC(a)	15,700	179,337

Internet Software & Services — 0.2%
Datalex PLC	40,699	164,993

Life Sciences Tools & Services — 4.4%
ICON PLC(a)	27,198	3,176,998

Marine — 2.0%
Irish Continental Group PLC	210,956	1,463,924

Professional Services — 0.1%
Cpl Resources PLC	11,568	84,138

Specialty Retail — 0.2%
Applegreen PLC	21,174	141,382

Trading Companies & Distributors — 3.2%
Grafton Group PLC	217,994	2,278,077

Total Common Stocks — 100.0% (Cost: $65,849,692)		72,213,949

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(b)(c)	7,448	7,448

Total Short-Term Investments — 0.0% (Cost: $7,448)		7,448

Total Investments in Securities — 100.0% (Cost: $65,857,140)		72,221,397
Other Assets, Less Liabilities — (0.0)%		(31,533)

Net Assets — 100.0%		$72,189,864

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,869	579	7,448	$7,448	$50	$—	$—

82

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Ireland ETF (Formerly iShares MSCI Ireland Capped ETF)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$72,213,949	$—	$—	$72,213,949
Money Market Funds	7,448	—	—	7,448

	$72,221,397	$—	$—	$72,221,397

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

83

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI New Zealand ETF (Formerly iShares MSCI New Zealand Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Air Freight & Logistics — 1.9%
Freightways Ltd.	494,759	$2,716,227

Airlines — 2.8%
Air New Zealand Ltd.	1,831,230	4,021,381

Construction Materials — 6.8%
Fletcher Building Ltd.	2,019,074	9,615,991

Diversified Telecommunication Services — 11.7%
Chorus Ltd.	1,286,704	3,496,682
Spark New Zealand Ltd.	5,315,281	13,204,353

		16,701,035
Electric Utilities — 12.4%
Contact Energy Ltd.	1,641,235	6,082,006
Genesis Energy Ltd.	1,649,716	2,694,440
Infratil Ltd.	1,719,880	3,894,883
Mercury NZ Ltd.	2,182,407	4,927,356

		17,598,685
Equity Real Estate Investment Trusts (REITs) — 8.6%
Argosy Property Ltd.	2,690,439	1,957,092
Goodman Property Trust(a)	3,339,899	3,140,047
Kiwi Property Group Ltd.	4,354,112	4,108,513
Precinct Properties New Zealand Ltd.	3,371,835	3,077,516

		12,283,168
Food Products — 7.8%
a2 Milk Co. Ltd.(b)	1,906,853	11,031,311

Health Care Equipment & Supplies — 10.5%
Fisher & Paykel Healthcare Corp. Ltd.	1,654,945	14,877,748

Health Care Providers & Services — 7.9%
Metlifecare Ltd.	496,262	2,053,575
Ryman Healthcare Ltd.	942,726	6,786,460
Summerset Group Holdings Ltd.	667,201	2,417,536

		11,257,571
Hotels, Restaurants & Leisure — 3.7%
SKYCITY Entertainment Group Ltd	1,937,960	5,253,204

Independent Power and Renewable Electricity Producers — 4.4%
Meridian Energy Ltd	3,132,255	6,233,578

Security	Shares	Value
Internet & Direct Marketing Retail — 2.9%
Trade Me Group Ltd.	1,254,489	$4,080,633

Media — 1.5%
Sky Network Television Ltd.	1,228,284	2,098,845

Oil, Gas & Consumable Fuels — 4.7%
New Zealand Refining Co. Ltd. (The)	608,929	1,065,588
Z Energy Ltd.(a)	1,043,336	5,577,556

		6,643,144
Software — 3.7%
Xero Ltd.(a)(b)	242,544	5,326,266

Transportation Infrastructure — 8.5%
Auckland International Airport Ltd.	2,766,502	12,112,506

Total Common Stocks — 99.8% (Cost: $142,859,362)		141,851,293

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(c)(d)(e)	1,825,623	1,825,988
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(c)(d)	17,792	17,792

		1,843,780

Total Short-Term Investments — 1.3% (Cost: $1,843,494)		1,843,780

Total Investments in Securities — 101.1% (Cost: $144,702,856)		143,695,073
Other Assets, Less Liabilities — (1.1)%.		(1,531,626)

Net Assets — 100.0%		$142,163,447

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,229,991	(2,404,368)	1,825,623	$1,825,988	$—	(a)	$(803)	$(143)
BlackRock Cash Funds: Treasury, SL Agency Shares	28,361	(10,569)	17,792	17,792	136		—	—

				$1,843,780	$136		$(803)	$(143)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

84

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI New Zealand ETF (Formerly iShares MSCI New Zealand Capped ETF)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$141,851,293	$—	$—	$141,851,293
Money Market Funds	1,843,780	—	—	1,843,780

	$143,695,073	$—	$—	$143,695,073

85

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Norway ETF (Formerly iShares MSCI Norway Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 0.5%
Norwegian Air Shuttle ASA(a)(b)	10,457	$229,582

Auto Components — 0.6%
Kongsberg Automotive ASA(a)	199,581	251,590

Banks — 15.6%
DNB ASA	282,166	5,163,555
Norwegian Finans Holding ASA(a)	34,187	391,781
Sbanken ASA(c)	22,545	214,850
SpareBank 1 Nord Norge	41,857	310,529
Sparebank 1 Oestlandet(a)	9,754	104,132
SpareBank 1 SMN	48,410	484,699

		6,669,546
Biotechnology — 0.3%
Nordic Nanovector ASA(a)(b)	11,905	113,884

Chemicals — 5.3%
Borregaard ASA.	39,025	351,894
Yara International ASA	42,475	1,895,293

		2,247,187
Consumer Finance — 0.3%
B2Holding ASA	56,683	134,019

Diversified Financial Services — 1.3%
Aker ASA, Class A	9,779	432,931
Axactor AB(a)	368,346	119,972

		552,903
Diversified Telecommunication Services — 11.3%
Telenor ASA	215,810	4,852,617

Electronic Equipment, Instruments & Components — 0.2%
IDEX ASA(a)	166,289	98,292

Energy Equipment & Services — 9.0%
Akastor ASA(a)(b)	87,103	182,827
Aker Solutions ASA(a)	58,755	292,225
Borr Drilling Ltd.(a)	101,994	455,234
BW Offshore Ltd.(a)	28,290	91,459
Ocean Yield ASA	25,272	208,066
Odfjell Drilling Ltd.(a)	18,063	78,224
Petroleum Geo-Services ASA(a)(b)	122,218	183,701
Songa Offshore(a)	21,708	156,465
Subsea 7 SA	89,969	1,318,645
TGS NOPEC Geophysical Co. ASA	36,259	876,978

		3,843,824
Food Products — 14.1%
Austevoll Seafood ASA	35,157	296,871
Bakkafrost P/F	13,995	530,611
Grieg Seafood ASA	14,919	136,327
Leroy Seafood Group ASA	108,687	597,338
Marine Harvest ASA	109,284	1,929,995
Norway Royal Salmon ASA	3,984	65,120
Orkla ASA	193,299	1,944,707
Salmar ASA	18,287	537,597

		6,038,566
Independent Power and Renewable Electricity Producers — 0.4%
Scatec Solar ASA(c)	33,697	188,205

Security	Shares	Value
Insurance — 6.4%
Gjensidige Forsikring ASA	67,598	$1,229,685
Protector Forsikring ASA(b)	24,983	262,194
Storebrand ASA	157,226	1,259,363

		2,751,242
Internet Software & Services — 0.4%
Gaming Innovation Group Inc.(a)(b)	108,277	61,389
Opera Software ASA	44,377	119,913

		181,302
IT Services — 1.4%
Atea ASA	31,145	417,032
Evry AS(a)(c)	45,103	177,915

		594,947
Machinery — 0.3%
Hexagon Composites ASA(a)(b)	43,335	138,530

Marine — 1.7%
Golden Ocean Group Ltd.(a)(b)	42,687	342,176
Stolt-Nielsen Ltd.	11,930	150,389
Wallenius Wilhelmsen Logistics(a)	31,757	217,402

		709,967
Media — 1.8%
Schibsted ASA, Class B	31,187	778,758

Metals & Mining — 5.6%
Norsk Hydro ASA	349,520	2,384,313

Multiline Retail — 0.5%
Europris ASA(c)	47,739	191,768

Oil, Gas & Consumable Fuels — 19.5%
Aker BP ASA	35,789	844,887
BW LPG Ltd.(a)(b)(c)	32,603	129,708
DNO ASA(a)	255,394	300,998
Frontline Ltd./Bermuda(b)	31,743	165,804
Hoegh LNG Holdings Ltd.	19,589	149,462
Statoil ASA	336,364	6,768,059

		8,358,918
Real Estate Management & Development — 1.6%
Entra ASA(c)	34,929	488,768
Norwegian Property ASA	88,219	108,016
Selvaag Bolig ASA	25,800	92,434

		689,218
Semiconductors & Semiconductor Equipment — 0.8%
Nordic Semiconductor ASA(a)(b)	49,489	235,214
REC Silicon ASA(a)(b)	879,401	118,176

		353,390
Specialty Retail — 0.8%
XXL ASA(b)(c)	35,522	358,873

Total Common Stocks — 99.7% (Cost: $42,259,228)		42,711,441

Short-Term Investments

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(d)(e)(f)	2,069,760	2,070,174

86

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Norway ETF (Formerly iShares MSCI Norway Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(e)	7,503	$7,503

		2,077,677

Total Short-Term Investments — 4.8% (Cost: $2,077,537)		2,077,677

Total Investments in Securities — 104.5% (Cost: $44,336,765)		44,789,118

Other Assets, Less Liabilities — (4.5)%		(1,942,631)

Net Assets — 100.0%		$42,846,487

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,857,569	212,191	2,069,760	$2,070,174	$—	(a)	$(165)	$(71)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,181	1,322	7,503	7,503	38		—	—

				$2,077,677	$38		$(165)	$(71)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$42,711,441	$—	$—	$42,711,441
Money Market Funds	2,077,677	—	—	2,077,677

	$44,789,118	$—	$—	$44,789,118

87

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Peru ETF (Formerly iShares MSCI All Peru Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Banks — 29.9%
BBVA Banco Continental SA	4,420,786	$5,948,534
Credicorp Ltd.	250,182	52,795,908
Intercorp Financial Services Inc.	272,576	10,330,630
Scotiabank Peru SAA	16,392	174,933

		69,250,005
Construction & Engineering — 1.6%
Grana y Montero SAA(a)	6,194,122	3,736,247

Construction Materials — 5.5%
Cementos Pacasmayo SAA	2,724,327	7,028,238
Union Andina de Cementos SAA	6,111,859	5,671,732

		12,699,970
Electric Utilities — 3.0%
Enel Distribucion Peru SAA	1,351,452	2,445,556
Luz del Sur SAA	1,175,245	4,453,338

		6,898,894
Food & Staples Retailing — 3.0%
InRetail Peru Corp.(b)	336,140	7,008,519

Food Products — 5.5%
Alicorp SAA	3,413,896	10,824,188
Casa Grande SAA	943,818	1,853,886

		12,678,074
Metals & Mining — 43.9%
Cia. de Minas Buenaventura SAA, ADR	1,486,675	20,798,583
Cia. Minera Atacocha SAA, Class B	4,484,717	984,951
Cia. Minera Milpo SAA	5,467,286	8,202,282
Hochschild Mining PLC	2,355,213	7,304,019
Minsur SA	9,979,708	5,988,813
Pan American Silver Corp.	244,723	3,726,977
Sociedad Minera Cerro Verde SAA(a)	214,159	6,107,815
Southern Copper Corp.	664,337	27,935,371
Tahoe Resources Inc.	787,626	3,497,028

Security	Shares	Value
Metals & Mining (continued)
Trevali Mining Corp.(a)	6,692,808	$7,065,294
Volcan Cia. Minera SAA, Class B	23,364,170	10,045,841

		101,656,974
Multiline Retail — 2.3%
SACI Falabella	640,867	5,365,046

Oil, Gas & Consumable Fuels — 1.1%
Refineria La Pampilla SAA Relapasa(a)	26,795,709	2,644,095

Trading Companies & Distributors — 3.9%
Ferreycorp SAA	11,068,265	8,901,723

Total Common Stocks — 99.7% (Cost: $257,456,395)		230,839,547

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(c)(d)	1,384,846	1,384,846

Total Short-Term Investments — 0.6% (Cost: $1,384,846)		1,384,846

Total Investments in Securities — 100.3% (Cost: $258,841,241)		232,224,393
Other Assets, Less Liabilities — (0.3)%.		(781,243)

Net Assets — 100.0%		$231,443,150

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	92,100	1,292,746	1,384,846	$1,384,846	$464	$—	$—

88

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Peru ETF (Formerly iShares MSCI All Peru Capped ETF)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$230,839,547	$—	$—	$230,839,547
Money Market Funds	1,384,846	—	—	1,384,846

	$232,224,393	$—	$—	$232,224,393

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

89

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Philippines ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 0.7%
Cebu Air Inc.	567,780	$1,138,723

Banks — 15.0%
Bank of the Philippine Islands	2,101,639	4,302,798
BDO Unibank Inc.	5,257,804	15,273,366
East West Banking Corp.	1,007,000	672,202
Metropolitan Bank & Trust Co.	1,701,184	3,242,607
Security Bank Corp.	604,370	3,006,218

		26,497,191
Chemicals — 0.8%
D&L Industries Inc.	6,685,600	1,489,827

Construction & Engineering — 0.4%
Megawide Construction Corp.(a)	2,004,500	693,160

Construction Materials — 0.3%
CEMEX Holdings Philippines Inc.(a)(b)	6,246,100	541,842

Diversified Financial Services — 13.5%
Ayala Corp.	664,643	13,488,577
GT Capital Holdings Inc.	231,941	5,307,046
Metro Pacific Investments Corp.	37,931,150	5,056,480

		23,852,103
Electric Utilities — 2.6%
First Philippine Holdings Corp.	593,159	730,532
Manila Electric Co.	603,250	3,780,815

		4,511,347
Food & Staples Retailing — 0.5%
Cosco Capital Inc.	5,923,400	878,021

Food Products — 4.0%
Century Pacific Food Inc.	2,365,100	728,447
Universal Robina Corp.	2,358,148	6,240,225

		6,968,672
Hotels, Restaurants & Leisure — 5.1%
Bloomberry Resorts Corp.(a)	10,300,265	2,176,459
Jollibee Foods Corp.	1,158,411	5,614,582
Melco Resorts And Entertainment (Philippines) Corp.(a)	4,545,700	671,997
Premium Leisure Corp.	21,139,000	555,183

		9,018,221
Independent Power and Renewable Electricity Producers — 2.7%
Aboitiz Power Corp.	3,938,835	3,075,990
First Gen Corp.	3,424,237	1,192,283
Lopez Holdings Corp.	4,947,450	566,014

		4,834,287
Industrial Conglomerates — 20.9%
Aboitiz Equity Ventures Inc.	5,274,397	7,345,957
Alliance Global Group Inc.(a)	10,988,539	3,419,434
DMCI Holdings Inc.	10,655,360	3,188,552
JG Summit Holdings Inc.	7,664,662	10,492,016
SM Investments Corp.	644,271	12,434,200

		36,880,159

Security	Shares	Value
Metals & Mining — 0.2%
Nickel Asia Corp.	3,053,600	$370,612

Oil, Gas & Consumable Fuels — 0.7%
Petron Corp.	6,273,000	1,198,185

Real Estate Management & Development — 23.9%
Ayala Land Inc.	19,696,400	16,772,899
DoubleDragon Properties Corp.(a)	1,784,690	1,329,818
Filinvest Land Inc.	25,960,590	940,077
Megaworld Corp.	30,187,060	3,207,300
Robinsons Land Corp.	4,379,580	1,995,471
SM Prime Holdings Inc.	23,178,535	16,740,566
Vista Land & Lifescapes Inc.	10,296,500	1,229,188

		42,215,319
Software — 0.0%
Xurpas Inc.	176,600	12,966

Transportation Infrastructure — 1.6%
International Container Terminal Services Inc.	1,353,443	2,851,763

Water Utilities — 1.1%
Manila Water Co. Inc.	3,299,729	1,857,985

Wireless Telecommunication Services — 5.7%
Globe Telecom Inc.	89,005	3,240,731
PLDT Inc.	231,284	6,815,193

		10,055,924

Total Common Stocks — 99.7% (Cost: $191,618,992)		175,866,307

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(c)(d)	71,617	71,617

Total Short-Term Investments — 0.0% (Cost: $71,617)		71,617

Total Investments in Securities — 99.7% (Cost: $191,690,609)		175,937,924
Other Assets, Less Liabilities — 0.3%		466,638

Net Assets — 100.0%		$176,404,562

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

90

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Philippines ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	36,088	35,529	71,617	$71,617	$173	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$175,866,307	$—	$—	$175,866,307
Money Market Funds	71,617	—	—	71,617

	$175,937,924	$—	$—	$175,937,924

91

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Poland ETF (Formerly iShares MSCI Poland Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Banks — 33.9%
Alior Bank SA(a)	416,202	$8,512,243
Bank Handlowy w Warszawie SA	160,898	3,334,106
Bank Millennium SA(a)	2,824,526	6,582,556
Bank Pekao SA	674,081	24,492,206
Bank Zachodni WBK SA	143,679	15,090,404
Getin Noble Bank SA(a)(b)	2,643,100	1,132,912
mBank SA(a)	67,970	9,068,198
Powszechna Kasa Oszczednosci Bank Polski SA(a)	4,120,834	49,480,187

		117,692,812
Capital Markets — 0.5%
Warsaw Stock Exchange	149,376	1,837,280

Chemicals — 2.9%
Ciech SA(a)	139,191	2,230,391
Grupa Azoty SA	214,215	4,335,560
Synthos SA	2,600,374	3,506,189

		10,072,140
Construction & Engineering — 0.9%
Budimex SA	56,976	3,253,253

Consumer Finance — 1.8%
KRUK SA	78,808	6,308,488

Diversified Telecommunication Services — 1.8%
Netia SA	1,090,292	1,247,251
Orange Polska SA(a)	3,126,011	4,836,073

		6,083,324
Electric Utilities — 7.0%
Enea SA	1,075,700	3,630,604
Energa SA	1,014,533	3,481,756
PGE Polska Grupa Energetyczna SA(a)	3,812,519	12,910,953
Tauron Polska Energia SA(a)	5,029,192	4,425,535

		24,448,848
Food & Staples Retailing — 1.6%
Dino Polska SA(a)(c)	120,916	2,500,112
Eurocash SA	400,553	3,124,515

		5,624,627
Health Care Providers & Services — 0.3%
Neuca SA	13,436	1,045,024

Insurance — 9.6%
Powszechny Zaklad Ubezpieczen SA	2,640,032	33,303,439

Media — 1.9%
Cyfrowy Polsat SA	951,582	6,734,019

Metals & Mining — 6.7%
Boryszew SA(a)	499,228	1,360,429
Jastrzebska Spolka Weglowa SA(a)	246,552	6,257,495
KGHM Polska Miedz SA	497,383	15,078,844
Stalprodukt SA	4,893	693,077

		23,389,845

Security	Shares	Value
Oil, Gas & Consumable Fuels — 18.4%
Grupa Lotos SA	433,273	$6,925,530
Lubelski Wegiel Bogdanka SA	70,913	1,381,886
Polski Koncern Naftowy ORLEN SA	1,339,372	42,125,670
Polskie Gornictwo Naftowe i Gazownictwo SA	7,848,282	13,433,766

		63,866,852
Real Estate Management & Development — 0.7%
Globe Trade Centre SA	964,048	2,498,477

Road & Rail — 0.8%
PKP Cargo SA(a)	160,392	2,575,578

Software — 3.9%
Asseco Poland SA	358,873	4,530,162
CD Projekt SA	308,742	8,895,444

		13,425,606
Textiles, Apparel & Luxury Goods — 6.5%
CCC SA(b)	132,188	8,999,898
LPP SA	5,871	13,622,283

		22,622,181
Wireless Telecommunication Services — 0.9%
PLAY Communications SA(a)(c)	309,465	3,172,964

Total Common Stocks — 100.1% (Cost: $346,671,729)		347,954,757

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(d)(e)(f)	3,784,861	3,785,618
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(e)	165,190	165,190

		3,950,808

Total Short-Term Investments — 1.1% (Cost: $3,950,759)		3,950,808

Total Investments in Securities — 101.2% (Cost: $350,622,488)		351,905,565
Other Assets, Less Liabilities — (1.2)%		(4,197,729)

Net Assets — 100.0%		$347,707,836

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

92

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Poland ETF (Formerly iShares MSCI Poland Capped ETF)

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,190,556	(2,405,695)	3,784,861	$3,785,618	$—	(a)	$689	$(1,545)
BlackRock Cash Funds: Treasury, SL Agency Shares	97,375	67,815	165,190	165,190	420		—	—

				$3,950,808	$420		$689	$(1,545)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$347,954,757	$—	$—	$347,954,757
Money Market Funds	3,950,808	—	—	3,950,808

	$351,905,565	$—	$—	$351,905,565

93

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Qatar ETF (Formerly iShares MSCI Qatar Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Air Freight & Logistics — 1.3%
Gulf Warehousing Co.	61,094	$640,586

Banks — 48.0%
Commercial Bank PQSC (The)(a)	317,578	2,290,308
Doha Bank QPSC	179,230	1,235,390
Masraf Al Rayan QSC	556,053	5,061,126
Qatar First Bank(a)	375,026	539,917
Qatar International Islamic Bank QSC	78,987	1,006,925
Qatar Islamic Bank SAQ	89,464	2,183,353
Qatar National Bank QPSC	344,804	10,815,568

		23,132,587
Construction Materials — 1.2%
Qatar National Cement Co. QSC	37,093	551,920

Diversified Financial Services — 1.5%
Qatar Industrial Manufacturing Co. QSC	36,255	369,354
Salam International Investment Ltd. QSC	221,849	346,156

		715,510
Diversified Telecommunication Services — 4.0%
Ooredoo QPSC	88,638	1,898,707

Energy Equipment & Services — 0.9%
Gulf International Services QSC	110,111	443,986

Food & Staples Retailing — 1.0%
Al Meera Consumer Goods Co. QSC	12,615	473,451

Health Care Providers & Services — 1.2%
Medicare Group	34,252	560,245

Industrial Conglomerates — 12.0%
Industries Qatar QSC	226,668	5,393,240
Mannai Corp. QSC	27,144	385,765

		5,779,005
Insurance — 4.2%
Qatar Insurance Co. SAQ	204,103	2,030,086

Security	Shares	Value
Marine — 3.0%
Qatar Navigation QSC	101,835	$1,445,347

Multi-Utilities — 4.2%
Qatar Electricity & Water Co. QSC	46,655	2,026,428

Oil, Gas & Consumable Fuels — 3.6%
Qatar Gas Transport Co. Ltd.	469,251	1,742,393

Real Estate Management & Development — 10.3%
Barwa Real Estate Co.	175,683	1,318,800
Ezdan Holding Group QSC	944,732	2,026,235
Mazaya Qatar Real Estate Development QSC(a)	169,240	308,534
National Leasing	90,805	220,074
United Development Co. QSC	323,746	1,106,639

		4,980,282
Wireless Telecommunication Services — 2.4%
Vodafone Qatar QSC(a)	619,264	1,162,158

Total Common Stocks — 98.8% (Cost: $58,960,140)		47,582,691

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(b)(c)	187,106	187,106

Total Short-Term Investments — 0.4% (Cost: $187,106)		187,106

Total Investments in Securities — 99.2% (Cost: $59,147,246)		47,769,797
Other Assets, Less Liabilities — 0.8%		385,150

Net Assets — 100.0%		$48,154,947

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	71,070	116,036	187,106	$187,106	$492	$—	$—

94

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Qatar ETF (Formerly iShares MSCI Qatar Capped ETF)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$47,582,691	$—	$47,582,691
Money Market Funds	187,106	—	—	187,106

	$187,106	$47,582,691	$—	$47,769,797

The Fund had transfers from Level 1 to Level 2 during the three months ended November 30, 2017 in the amount of $49,404,032 (the value of the securities as of the beginning of the period), resulting from the temporary use of an offshore spot rate to translate Qatari riyal into U.S. dollars.

95

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Saudi Arabia ETF (Formerly iShares MSCI Saudi Arabia Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Banks — 35.9%
Al Rajhi Bank	82,390	$1,403,631
Alinma Bank	78,955	378,332
Arab National Bank	37,524	248,246
Bank AlBilad	31,544	158,721
Bank Al-Jazira	27,494	88,416
Banque Saudi Fransi	38,926	300,077
National Commercial Bank	82,743	1,122,597
Riyad Bank	128,634	407,491
Samba Financial Group	98,133	591,122
Saudi British Bank (The)	24,138	172,368
Saudi Investment Bank (The)	38,082	146,735

		5,017,736
Building Products — 0.1%
Saudi Ceramic Co.	2,676	16,134

Chemicals — 25.3%
Advanced Petrochemical Co.	10,376	127,770
Alujain Corp.	2,238	11,703
National Industrialization Co.(a)	35,249	144,466
Sahara Petrochemical Co.	22,950	89,102
Saudi Arabian Fertilizer Co.	19,249	328,191
Saudi Basic Industries Corp.	77,661	2,082,239
Saudi Industrial Investment Group	23,736	124,687
Saudi International Petrochemical Co.(a)	19,154	76,765
Saudi Kayan Petrochemical Co.(a)	74,916	181,787
Yanbu National Petrochemical Co.	23,123	372,846

		3,539,556
Commercial Services & Supplies — 0.6%
Saudi Airlines Catering Co.	3,975	80,566

Construction Materials — 3.3%
Arabian Cement Co./Saudi Arabia	5,272	48,640
City Cement Co.	9,981	26,934
Eastern Province Cement Co.	4,544	26,342
Najran Cement Co.(a)	9,056	19,222
Northern Region Cement Co.(a)	9,563	24,199
Qassim Cement Co. (The)	4,721	55,390
Saudi Cement Co.	8,033	82,661
Southern Province Cement Co.	6,782	77,998
Yamama Cement Co.	10,681	45,883
Yanbu Cement Co.	8,325	56,052

		463,321
Diversified Financial Services — 0.2%
Aseer Trading Tourism & Manufacturing Co.	6,677	21,009

Diversified Telecommunication Services — 5.4%
Saudi Telecom Co.	41,316	757,970

Electric Utilities — 4.1%
Saudi Electricity Co.	88,740	567,906

Food & Staples Retailing — 0.2%
Abdullah Al Othaim Markets Co.	846	28,386

Food Products — 7.6%
Almarai Co.	43,422	643,306
Halwani Brothers Co.	1,181	14,776
National Agriculture Development Co. (The)(a)	4,445	38,592
Saudia Dairy & Foodstuff Co.	1,716	59,485

Security	Shares	Value
Food Products (continued)
Savola Group (The)	28,109	$311,131

		1,067,290
Gas Utilities — 0.2%
National Gas & Industrialization Co.	3,953	33,499

Health Care Providers & Services — 2.5%
Al Hammadi Development and Investment Co.(a)	6,315	59,476
Dallah Healthcare Holding Co.	2,834	77,685
Middle East Healthcare Co.	2,951	41,029
Mouwasat Medical Services Co.	2,629	114,737
National Medical Care Co.(a)	2,358	24,201
Saudi Chemical Co.	3,326	26,607

		343,735
Hotels, Restaurants & Leisure — 1.0%
Abdul Mohsen Al-Hokair Tourism and Development Co.	2,395	15,200
Al Tayyar Travel Group Holding Co.	11,057	76,009
Dur Hospitality Co.	3,817	18,341
Herfy Food Services Co.	2,452	32,156

		141,706
Insurance — 2.2%
Al Rahjhi Co.(a)	1,648	26,345
Bupa Arabia for Cooperative Insurance Co.	3,918	99,292
Co for Cooperative Insurance (The)	6,579	168,378
Mediterranean & Gulf Insurance & Reinsurance Co. (The)(a)	1,664	12,832

		306,847
Media — 0.4%
Saudi Research & Marketing Group(a)	3,864	57,164

Metals & Mining — 4.6%
Al Yamamah Steel Industries	1,843	10,831
Saudi Arabian Mining Co.(a)	42,317	613,959
Zamil Industrial Investment Co.	3,193	20,587

		645,377
Oil, Gas & Consumable Fuels — 0.6%
Rabigh Refining & Petrochemical Co.(a)	23,391	85,451

Pharmaceuticals — 0.3%
Saudi Pharmaceutical Industries & Medical Appliances Corp.	6,304	47,857

Real Estate Management & Development — 2.1%
Arriyadh Development Co.	7,065	33,590
Dar Al Arkan Real Estate Development Co.	32,332	82,076
Emaar Economic City(a)	44,571	155,693
Red Sea Housing Services Co.	2,288	11,207
Saudi Real Estate Co.	2,115	10,800

		293,366
Road & Rail — 0.4%
Saudi Public Transport Co.	6,647	25,966
United International Transportation Co.	3,790	24,427

		50,393
Specialty Retail — 1.5%
Jarir Marketing Co.	4,722	177,021
Saudi Co. For Hardware LLC	914	27,431
United Electronics Co.	819	10,679

		215,131
Wireless Telecommunication Services — 1.4%
Etihad Etisalat Co.(a)	40,619	144,271

96

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Saudi Arabia ETF (Formerly iShares MSCI Saudi Arabia Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Wireless Telecommunication Services (continued)
Mobile Telecommunications Co.(a)	28,150	$46,914

		191,185

Total Common Stocks — 99.9% (Cost: $13,367,650)		13,971,585

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(b)(c)	7,247	7,247

Total Short-Term Investments — 0.1% (Cost: $7,247)		7,247

Total Investments in Securities — 100.0% (Cost: $13,374,897)		13,978,832
Other Assets, Less Liabilities — 0.0%		6,132

Net Assets — 100.0%		$13,984,964

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,706	2,541	7,247	$7,247	$13	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$13,971,585	$—	$—	$13,971,585
Money Market Funds	7,247	—	—	7,247

	$13,978,832	$—	$—	$13,978,832

97

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI UAE ETF (Formerly iShares MSCI UAE Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 2.4%
Air Arabia PJSC	3,049,872	$1,029,633

Banks — 21.4%
Abu Dhabi Commercial Bank PJSC	1,016,756	1,951,574
Ajman Bank PJSC(a)	1,544,801	462,641
Dubai Islamic Bank PJSC	1,136,837	1,866,356
First Abu Dhabi Bank PJSC	1,362,247	3,745,901
Union National Bank PJSC	1,261,913	1,336,467

		9,362,939
Building Products — 0.9%
National Central Cooling Co. PJSC	768,876	391,451

Capital Markets — 6.3%
Amanat Holdings PJSC	1,961,400	694,206
Dubai Financial Market PJSC(a)	2,702,547	809,366
Dubai Investments PJSC	1,835,021	1,229,010

		2,732,582
Construction & Engineering — 3.8%
Arabtec Holding PJSC(a)	937,405	622,725
Drake & Scull International PJSC	588,422	305,986
Orascom Construction Ltd.(a)	96,071	730,139

		1,658,850
Diversified Financial Services — 3.0%
Al Waha Capital PJSC	1,411,063	676,142
Gulf General Investment Co.(a)	2,964,969	298,677
SHUAA Capital PSC(a)	1,106,127	334,277

		1,309,096
Diversified Telecommunication Services — 17.2%
Emirates Telecommunications Group Co. PJSC	1,683,724	7,517,853

Energy Equipment & Services — 0.9%
Lamprell PLC(a)	409,773	377,189

Food Products — 0.9%
Agthia Group PJSC	297,618	417,297

Health Care Providers & Services — 4.8%
NMC Health PLC	54,133	2,087,667

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.7%
DXB Entertainments PJSC(a)	4,164,841	$748,379

Oil, Gas & Consumable Fuels — 2.0%
Dana Gas PJSC(a)	4,704,125	896,512

Real Estate Management & Development — 29.2%
Aldar Properties PJSC	3,173,452	1,900,788
DAMAC Properties Dubai Co. PJSC	1,933,801	1,816,393
Deyaar Development PJSC(a)	724,212	96,023
Emaar Malls PJSC	1,932,278	1,131,064
Emaar Properties PJSC	3,396,603	6,981,855
Eshraq Properties Co. PJSC(a)	1,907,253	373,869
RAK Properties PJSC	2,306,784	427,066

		12,727,058
Thrifts & Mortgage Finance — 0.9%
Amlak Finance PJSC(a)	1,427,972	387,609

Transportation Infrastructure — 4.7%
DP World Ltd.	84,869	2,041,099

Total Common Stocks — 100.1% (Cost: $42,250,874)		43,685,214

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(b)(c)	16,530	16,530

Total Short-Term Investments — 0.0% (Cost: $16,530)		16,530

Total Investments in Securities — 100.1% (Cost: $42,267,404)		43,701,744
Other Assets, Less Liabilities — (0.1)%		(61,544)

Net Assets — 100.0%		$43,640,200

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	46,566	(30,036)	16,530	$16,530	$74	$—	$—

98

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI UAE ETF (Formerly iShares MSCI UAE Capped ETF)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$43,685,214	$—	$—	$43,685,214
Money Market Funds	16,530	—	—	16,530

	$43,701,744	$—	$—	$43,701,744

99

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 2.0%
BAE Systems PLC	3,147,848	$23,521,199
Cobham PLC(a)	2,375,505	4,083,817
Meggitt PLC	774,356	5,077,518
Rolls-Royce Holdings PLC	1,637,157	18,992,309
Rolls-Royce Holdings PLC, Class C(a)	78,015,264	105,605

		51,780,448
Air Freight & Logistics — 0.2%
Royal Mail PLC	892,162	5,336,719

Airlines — 0.1%
easyJet PLC	159,528	3,036,189

Auto Components — 0.3%
GKN PLC	1,699,150	7,132,473

Banks — 13.8%
Barclays PLC	16,836,052	44,098,909
HSBC Holdings PLC	19,864,750	197,372,110
Lloyds Banking Group PLC	71,109,076	63,529,523
Royal Bank of Scotland Group PLC(a)	3,529,850	13,216,457
Standard Chartered PLC(a)	3,253,137	32,516,266

		350,733,265
Beverages — 3.6%
Coca-Cola HBC AG	180,252	5,780,319
Diageo PLC	2,489,474	86,555,324

		92,335,643
Biotechnology — 1.8%
Shire PLC	897,497	44,483,471

Capital Markets — 2.1%
3i Group PLC	961,478	11,726,564
Hargreaves Lansdown PLC	258,148	5,598,064
Investec PLC	658,837	4,610,788
London Stock Exchange Group PLC	309,636	15,839,263
Schroders PLC	123,484	5,766,820
St James’s Place PLC	524,286	8,615,759

		52,157,258
Chemicals — 0.6%
Croda International PLC	129,857	7,511,123
Johnson Matthey PLC	191,883	7,872,797

		15,383,920
Commercial Services & Supplies — 0.3%
Babcock International Group PLC	253,376	2,390,589
G4S PLC	1,541,335	5,353,777

		7,744,366
Diversified Financial Services — 0.6%
Standard Life Aberdeen PLC	2,648,178	15,421,414

Diversified Telecommunication Services — 1.2%
BT Group PLC	8,331,440	29,412,658

Electric Utilities — 0.7%
SSE PLC	985,606	18,264,736

Energy Equipment & Services — 0.3%
John Wood Group PLC	669,928	6,561,049

Equity Real Estate Investment Trusts (REITs) — 1.2%
British Land Co. PLC (The)	952,540	8,110,367
Hammerson PLC	792,402	5,572,342

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Land Securities Group PLC	734,844	$9,290,704
Segro PLC	987,820	7,334,340

		30,307,753
Food & Staples Retailing — 1.3%
J Sainsbury PLC	1,627,912	5,119,019
Tesco PLC	8,093,187	21,258,854
Wm Morrison Supermarkets PLC	2,221,235	6,503,657

		32,881,530
Food Products — 0.6%
Associated British Foods PLC	352,088	14,050,291

Health Care Equipment & Supplies — 0.7%
ConvaTec Group PLC(b)(c)	1,355,327	3,559,200
Smith & Nephew PLC	864,863	15,336,464

		18,895,664
Health Care Providers & Services — 0.1%
Mediclinic International PLC(c)	369,587	2,829,150

Hotels, Restaurants & Leisure — 2.9%
Carnival PLC	185,181	11,946,951
Compass Group PLC	1,562,931	31,713,784
InterContinental Hotels Group PLC	178,380	10,501,279
Merlin Entertainments PLC(b)(c)	714,687	3,404,409
TUI AG	436,306	8,055,865
Whitbread PLC	181,269	8,754,977

		74,377,265
Household Durables — 1.3%
Barratt Developments PLC	1,002,618	8,224,599
Berkeley Group Holdings PLC	128,954	6,661,159
Persimmon PLC	305,016	10,487,283
Taylor Wimpey PLC	3,233,728	8,557,696

		33,930,737
Household Products — 2.3%
Reckitt Benckiser Group PLC	660,498	57,990,262

Industrial Conglomerates — 0.6%
DCC PLC	88,183	8,540,851
Smiths Group PLC	392,446	7,878,212

		16,419,063
Insurance — 5.8%
Admiral Group PLC	197,581	5,143,172
Aviva PLC	3,976,860	27,508,558
Direct Line Insurance Group PLC	1,347,258	6,671,156
Legal & General Group PLC	5,887,448	21,294,633
Old Mutual PLC	4,874,568	13,018,767
Prudential PLC	2,555,629	64,310,786
RSA Insurance Group PLC	1,010,741	8,325,438

		146,272,510
Internet Software & Services — 0.2%
Auto Trader Group PLC(b)	947,213	4,312,024

IT Services — 0.4%
Worldpay Group PLC(b)	1,976,616	11,291,233

Machinery — 0.4%
IMI PLC	269,985	4,590,245
Weir Group PLC (The)	220,748	5,862,764

		10,453,009
Media — 2.0%
ITV PLC	3,598,717	7,789,378

100

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Media (continued)
Pearson PLC	813,748	$7,798,836
Sky PLC(a)	1,019,351	12,922,251
WPP PLC	1,256,092	22,223,050

		50,733,515
Metals & Mining — 7.6%
Anglo American PLC	1,318,774	24,260,316
Antofagasta PLC	393,445	4,843,880
BHP Billiton PLC	2,087,377	38,004,043
Fresnillo PLC	219,919	3,843,223
Glencore PLC	12,092,472	55,589,068
Randgold Resources Ltd.	93,034	8,532,133
Rio Tinto PLC	1,220,165	57,833,479

		192,906,142
Multi-Utilities — 2.0%
Centrica PLC	5,526,988	10,818,410
National Grid PLC	3,378,861	40,478,109

		51,296,519
Multiline Retail — 0.6%
Marks & Spencer Group PLC	1,610,181	6,826,578
Next PLC	145,577	8,822,395

		15,648,973
Oil, Gas & Consumable Fuels — 15.4%
BP PLC	19,521,694	129,247,391
Royal Dutch Shell PLC, Class A, ADR	4,457,880	142,261,275
Royal Dutch Shell PLC, Class B	3,701,694	119,682,977

		391,191,643
Paper & Forest Products — 0.3%
Mondi PLC	363,752	8,695,663

Personal Products — 2.8%
Unilever PLC	1,247,985	70,343,943

Pharmaceuticals — 6.5%
AstraZeneca PLC	1,250,995	80,894,210
GlaxoSmithKline PLC	4,860,971	84,191,828

		165,086,038
Professional Services — 2.3%
Capita PLC	664,750	4,197,750
Experian PLC	921,146	19,177,475
Intertek Group PLC	159,504	11,292,235
RELX PLC	1,055,754	24,695,231

		59,362,691
Software — 1.0%
Micro Focus International PLC	427,903	14,417,065
Sage Group PLC (The)	1,068,170	11,198,721

		25,615,786
Specialty Retail — 0.4%
Kingfisher PLC	2,155,861	9,747,065

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.4%
Burberry Group PLC	425,724	$9,888,992

Tobacco — 7.2%
British American Tobacco PLC	2,266,692	143,873,022
Imperial Brands PLC	947,502	39,304,872

		183,177,894
Trading Companies & Distributors — 1.8%
Ashtead Group PLC	493,418	12,683,718
Bunzl PLC	332,102	9,507,985
Ferguson PLC	250,312	18,059,906
Travis Perkins PLC	248,805	5,419,033

		45,670,642
Water Utilities — 0.6%
Severn Trent PLC	233,555	6,636,028
United Utilities Group PLC	676,420	7,512,797

		14,148,825
Wireless Telecommunication Services — 3.1%
Vodafone Group PLC	26,355,961	80,022,986

Total Common Stocks — 99.4% (Cost: $2,863,577,920)		2,527,331,417

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(d)(e)(f)	5,908,621	5,909,803
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(e)	18,669	18,669

		5,928,472

Total Short-Term Investments — 0.2% (Cost: $5,928,619)		5,928,472

Total Investments in Securities — 99.6% (Cost: $2,869,506,539)		2,533,259,889
Other Assets, Less Liabilities — 0.4%		9,940,743

Net Assets — 100.0%		$2,543,200,632

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

101

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI United Kingdom ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,875,860	(5,967,239)	5,908,621	$5,909,803	$—	(a)	$(730)	$(147)
BlackRock Cash Funds: Treasury, SL Agency Shares	488,263	(469,594)	18,669	18,669	1,885		—	—

				$5,928,472	$1,885		$(730)	$(147)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	153	12/15/17	$15,179	$(99,962)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,527,225,812	$105,605	$—	$2,527,331,417
Money Market Funds	5,928,472	—	—	5,928,472

	$2,533,154,284	$105,605	$—	$2,533,259,889

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(99,962)	$—	$—	$(99,962)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

102

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.1%
Chemring Group PLC	18,964	$45,245
QinetiQ Group PLC	38,410	112,358
Senior PLC	28,392	100,809
Ultra Electronics Holdings PLC	5,262	91,031

		349,443
Airlines — 0.2%
Dart Group PLC	6,531	62,017

Banks — 2.4%
Aldermore Group PLC(a)	17,509	73,710
BGEO Group PLC	2,666	118,442
CYBG PLC(a)(b)	59,799	254,012
Metro Bank PLC(a)	5,087	237,843
Virgin Money Holdings UK PLC	19,578	72,827

		756,834
Beverages — 1.3%
Britvic PLC	17,850	194,509
Fevertree Drinks PLC	6,242	164,765
Stock Spirits Group PLC	12,199	43,760

		403,034
Biotechnology — 0.9%
Abcam PLC	12,470	165,931
Genus PLC	4,144	130,870

		296,801
Building Products — 0.2%
Polypipe Group PLC	13,447	67,222

Capital Markets — 7.3%
Allied Minds PLC(a)(b)	14,436	32,585
Ashmore Group PLC	26,340	133,778
Brewin Dolphin Holdings PLC	19,191	93,832
Burford Capital Ltd.	12,689	211,614
Close Brothers Group PLC	10,272	197,864
CMC Markets PLC(c)	7,808	18,047
IG Group Holdings PLC	25,064	219,513
Intermediate Capital Group PLC	19,640	283,138
Jupiter Fund Management PLC	29,438	238,495
Man Group PLC	111,962	300,235
NEX Group PLC	21,854	175,573
P2P Global Investments PLC/Fund	5,496	58,625
Rathbone Brothers PLC	3,473	120,963
TP ICAP PLC	37,516	256,965

		2,341,227
Chemicals — 2.2%
Elementis PLC	31,403	115,794
Essentra PLC	17,805	121,834
Scapa Group PLC	9,355	62,304
Sirius Minerals PLC(a)(b)	287,014	96,741
Synthomer PLC	18,406	118,896
Victrex PLC	5,808	189,002

		704,571
Commercial Services & Supplies — 4.8%
Aggreko PLC	17,336	199,351
Biffa PLC(c)	16,940	57,786
De La Rue PLC	6,921	59,537
Homeserve PLC	19,048	206,146
IWG PLC	46,299	123,465

Security	Shares	Value
Commercial Services & Supplies (continued)
Mitie Group PLC	24,589	$65,471
Renewi PLC	51,423	71,001
Rentokil Initial PLC	124,342	535,412
Restore PLC	7,260	54,297
RPS Group PLC	15,229	56,021
Serco Group PLC(a)	74,359	95,674

		1,524,161
Communications Equipment — 0.0%
Telit Communications PLC(b)	6,978	14,169
Construction & Engineering — 1.7%
Balfour Beatty PLC	46,696	167,380
Carillion PLC(b)	645	146
Costain Group PLC	7,141	41,469
Galliford Try PLC	5,613	89,733
John Laing Group PLC(c)	24,818	92,285
Keller Group PLC	4,884	62,807
Kier Group PLC	6,604	92,971

		546,791
Construction Materials — 1.0%
Forterra PLC(c)	13,594	53,318
Ibstock PLC(c)	27,518	89,697
Marshalls PLC	13,501	79,463
Rhi Magnesita NV(a)	1,810	98,196

		320,674
Consumer Finance — 0.7%
Arrow Global Group PLC	11,301	57,251
International Personal Finance PLC	15,122	39,149
Provident Financial PLC	9,975	118,148

		214,548
Containers & Packaging — 2.7%
DS Smith PLC	72,109	527,096
RPC Group PLC	28,025	350,529

		877,625
Distributors — 1.0%
Inchcape PLC	28,090	283,659
John Menzies PLC	5,103	46,282

		329,941
Diversified Consumer Services — 0.5%
AA PLC	41,324	84,467
Dignity PLC	3,382	79,292

		163,759
Diversified Financial Services — 0.2%
Plus500 Ltd.	5,401	70,003

Diversified Telecommunication Services — 1.0%
Inmarsat PLC	30,688	200,601
KCOM Group PLC	33,446	43,916
TalkTalk Telecom Group PLC(b)	35,593	73,764

		318,281
Electrical Equipment — 1.2%
Dialight PLC(a)	1,664	14,337
Luceco PLC(c)	5,448	17,183
Melrose Industries PLC	131,412	355,594

		387,114
Electronic Equipment, Instruments & Components — 4.1%
Electrocomponents PLC	29,893	255,332
Halma PLC	25,664	444,673

103

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Laird PLC	33,130	$61,664
Oxford Instruments PLC	3,733	44,620
Renishaw PLC	2,463	177,204
Smart Metering Systems PLC(b)	4,880	51,757
Spectris PLC	8,071	273,570

		1,308,820
Energy Equipment & Services — 0.5%
Hunting PLC(a)	9,442	69,146
Petrofac Ltd.	17,563	99,994

		169,140
Equity Real Estate Investment Trusts (REITs) — 6.5%
Assura PLC	123,025	98,421
Assura PLC New	23,108	657
Big Yellow Group PLC	10,187	114,937
Civitas Social Housing PLC	22,664	34,361
Derwent London PLC	7,168	269,548
Empiric Student Property PLC	41,007	48,571
Great Portland Estates PLC	22,117	185,470
Hansteen Holdings PLC	28,246	53,338
Intu Properties PLC	59,622	158,590
LondonMetric Property PLC	46,976	113,443
NewRiver REIT PLC	20,466	88,292
Primary Health Properties PLC	38,791	60,255
Redefine International PLC/Isle of Man	92,931	45,349
Safestore Holdings PLC	14,170	89,269
Schroder REIT Ltd.	35,292	28,783
Shaftesbury PLC	16,041	215,511
Standard Life Investment Property Income Trust Ltd.	25,373	31,341
Tritax Big Box REIT PLC	92,165	180,776
UNITE Group PLC (The)	16,196	157,303
Workspace Group PLC	8,315	104,902

		2,079,117
Food & Staples Retailing — 1.3%
Booker Group PLC	114,653	339,888
Conviviality PLC	11,145	61,477
Majestic Wine PLC(b)	3,620	22,333

		423,698
Food Products — 1.7%
Dairy Crest Group PLC	9,547	72,176
Greencore Group PLC(b)	47,745	135,788
Hotel Chocolat Group Ltd.	2,700	13,130
Premier Foods PLC(a)	45,194	26,306
Tate & Lyle PLC	31,524	287,186

		534,586
Health Care Equipment & Supplies — 0.2%
Advanced Medical Solutions Group PLC	12,956	55,157

Health Care Providers & Services — 1.6%
CVS Group PLC	4,138	56,574
NMC Health PLC	5,531	213,306
Spire Healthcare Group PLC(c)	19,006	63,470
UDG Healthcare PLC	16,814	191,186

		524,536
Health Care Technology — 0.1%
EMIS Group PLC	3,667	46,784

Hotels, Restaurants & Leisure — 6.2%
888 Holdings PLC	22,437	78,815
Domino’s Pizza Group PLC	33,328	146,803

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
EI Group PLC(a)	32,715	$65,320
Greene King PLC	21,005	147,854
Greggs PLC	6,857	123,265
GVC Holdings PLC	19,344	236,058
J D Wetherspoon PLC	5,019	83,022
Jackpotjoy PLC(a)(b)	3,528	41,071
Ladbrokes Coral Group PLC	103,730	188,155
Marston’s PLC	42,756	66,558
Mitchells & Butlers PLC	14,318	51,768
Rank Group PLC	11,984	39,955
Restaurant Group PLC (The)	13,648	52,967
SSP Group PLC	32,184	281,218
Thomas Cook Group PLC	98,816	158,508
William Hill PLC	58,107	227,160

		1,988,497
Household Durables — 3.4%
Bellway PLC	8,386	392,996
Bovis Homes Group PLC	9,115	138,192
Countryside Properties PLC(c)	22,850	112,743
Crest Nicholson Holdings PLC	17,318	118,619
DFS Furniture PLC	14,281	38,615
McCarthy & Stone PLC(c)	32,759	73,168
Redrow PLC	15,023	122,625
Telford Homes PLC	4,610	25,929
Victoria PLC(a)	6,167	66,366

		1,089,253
Household Products — 0.3%
PZ Cussons PLC	18,868	82,318

Independent Power and Renewable Electricity Producers — 0.3%
Drax Group PLC	27,545	100,897

Insurance — 4.5%
Beazley PLC	35,906	237,188
esure Group PLC	19,821	69,384
Hastings Group Holdings PLC(c)	20,021	85,071
Hiscox Ltd.	19,387	363,469
Just Group PLC	47,615	104,416
Lancashire Holdings Ltd.	12,892	120,763
Phoenix Group Holdings	25,295	261,256
Saga PLC	75,816	187,502

		1,429,049
Internet & Direct Marketing Retail — 2.3%
AO World PLC(a)(b)	17,177	30,227
ASOS PLC(a)	3,672	301,219
boohoo.com PLC(a)	46,628	115,190
Hostelworld Group PLC(c)	6,486	30,620
N Brown Group PLC	10,569	40,345
Ocado Group PLC(a)(b)	36,277	173,149
On the Beach Group PLC(c)	6,635	39,945

		730,695
Internet Software & Services — 3.2%
Gocompare.Com Group PLC	19,857	28,022
iomart Group PLC	5,128	25,840
Just Eat PLC(a)	36,805	397,822
Moneysupermarket.com Group PLC	36,420	165,155
Rightmove PLC	6,227	339,780
ZPG PLC(c)	19,316	84,429

		1,041,048

104

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services — 1.8%
Equiniti Group PLC(c)	24,668	$98,105
Kainos Group PLC	4,432	18,898
Keywords Studios PLC	3,735	74,271
NCC Group PLC(b)	18,740	56,189
Paysafe Group PLC(a)	31,175	247,503
SafeCharge International Group Ltd.(b)	3,538	14,440
Softcat PLC	7,357	51,686

		561,092
Leisure Products — 0.1%
Photo-Me International PLC	17,944	45,361

Life Sciences Tools & Services — 0.3%
Clinigen Healthcare Ltd.(a)(b)	7,450	102,360

Machinery — 3.1%
Bodycote PLC	12,958	152,077
Fenner PLC	12,471	65,078
Morgan Advanced Materials PLC	19,457	83,439
Rotork PLC	58,898	206,175
Spirax-Sarco Engineering PLC	4,978	388,473
Vesuvius PLC	14,803	112,313

		1,007,555
Media — 4.2%
Ascential PLC	27,111	129,951
Cineworld Group PLC	12,976	96,607
Daily Mail & General Trust PLC, Class A, NVS	19,580	141,666
Entertainment One Ltd.	23,307	96,479
Informa PLC	55,776	566,259
ITE Group PLC	18,304	45,590
UBM PLC	26,671	269,691

		1,346,243
Metals & Mining — 2.5%
Acacia Mining PLC	11,038	25,774
Centamin PLC	74,183	138,275
Central Asia Metals PLC	9,192	31,822
Evraz PLC	24,233	93,915
Ferrexpo PLC	19,920	68,329
Hill & Smith Holdings PLC	5,360	92,871
Hochschild Mining PLC	17,175	53,263
KAZ Minerals PLC(a)	16,638	168,578
Lonmin PLC(a)(b)	17,223	13,639
Pan African Resources PLC	130,035	26,843
Petra Diamonds Ltd.(a)	36,148	32,907
SolGold PLC(a)(b)	44,708	16,340
Vedanta Resources PLC	5,491	51,473
		814,029
Multi-Utilities — 0.2%
Telecom Plus PLC	4,246	68,396

Multiline Retail — 1.1%
B&M European Value Retail SA	57,564	297,582
Debenhams PLC	79,215	42,088

		339,670
Oil, Gas & Consumable Fuels — 2.1%
Amerisur Resources PLC(a)	67,042	16,789
Cairn Energy PLC(a)	39,460	112,973
EnQuest PLC, ADR(a)(b)	74,604	27,772
Faroe Petroleum PLC(a)	21,131	29,104
Hurricane Energy PLC(a)	99,564	34,031
Nostrum Oil & Gas PLC(a)	5,664	25,255

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Ophir Energy PLC(a)	47,886	$42,133
Pantheon Resources PLC(a)(b)	2,492	1,670
Premier Oil PLC(a)	34,719	32,546
SOCO International PLC	13,535	19,467
Sound Energy PLC(a)(b)	44,305	32,086
Stobart Group Ltd.	21,369	81,977
Tullow Oil PLC(a)(b)	93,722	226,457

		682,260
Pharmaceuticals — 2.7%
BTG PLC(a)	26,156	256,694
Dechra Pharmaceuticals PLC	6,309	188,397
Hikma Pharmaceuticals PLC	9,716	135,466
Indivior PLC(a)	48,825	245,069
Vectura Group PLC(a)	41,560	54,430

		880,056
Professional Services — 1.2%
Hays PLC	92,787	231,357
Pagegroup PLC	22,108	140,954
Staffline Group PLC	1,340	18,919

		391,230
Real Estate Management & Development — 2.0%
Capital & Counties Properties PLC	51,704	183,162
Countrywide PLC(a)	11,152	16,455
Grainger PLC	28,199	107,338
Helical PLC	6,852	27,826
Purplebricks Group PLC(a)(b)	14,659	70,790
Savills PLC	9,600	122,088
St Modwen Properties PLC	12,794	67,681
Watkin Jones PLC	12,158	35,096

		630,436
Road & Rail — 1.6%
Firstgroup PLC(a)	81,823	121,171
Go-Ahead Group PLC	2,926	61,551
National Express Group PLC	31,189	153,804
Northgate PLC	9,044	51,357
Redde PLC	20,620	44,380
Stagecoach Group PLC	29,139	71,394

		503,657
Semiconductors & Semiconductor Equipment — 0.4%
IQE PLC(a)(b)	48,480	114,352

Software — 2.1%
Alfa Financial Software Holdings PLC(a)(c)	6,092	39,995
AVEVA Group PLC	4,331	154,247
Blue Prism Group PLC(a)(b)	2,543	52,633
GB Group PLC(b)	9,302	54,774
Playtech PLC	20,413	232,386
Sophos Group PLC(c)	18,816	144,798

		678,833
Specialty Retail — 3.1%
Card Factory PLC	20,805	77,222
Dixons Carphone PLC	66,632	143,322
Dunelm Group PLC	6,832	64,968
Halfords Group PLC	13,531	62,898
JD Sports Fashion PLC	29,653	132,381
Lookers PLC	21,222	28,081
Pendragon PLC	96,933	34,116
Pets at Home Group PLC	28,769	67,839
Sports Direct International PLC(a)(b)	16,519	84,636

105

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
SuperGroup PLC	3,585	$95,698
WH Smith PLC	7,484	211,935

		1,003,096
Textiles, Apparel & Luxury Goods — 0.2%
Ted Baker PLC	1,949	69,360

Thrifts & Mortgage Finance — 0.6%
OneSavings Bank PLC	13,184	69,816
Paragon Banking Group PLC	18,103	118,556

		188,372
Trading Companies & Distributors — 1.9%
Diploma PLC	7,665	118,595
Grafton Group PLC	15,286	159,741
Howden Joinery Group PLC	42,232	257,425
SIG PLC	38,029	87,409

		623,170
Transportation Infrastructure — 1.0%
BBA Aviation PLC	69,839	314,999

Water Utilities — 0.9%
Pennon Group PLC	28,206	303,349

Total Common Stocks — 99.7% (Cost: $29,055,949)		32,019,686

Security	Shares	Value
Short-Term Investments

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(d)(e)(f)	1,523,584	$1,523,889
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(e)	9,893	9,893

		1,533,782

Total Short-Term Investments — 4.8% (Cost: $1,533,713)		1,533,782

Total Investments in Securities — 104.5% (Cost: $30,589,662)		33,553,468
Other Assets, Less Liabilities — (4.5)%		(1,454,108)

Net Assets — 100.0%		$32,099,360

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	776,946	746,638	1,523,584	$1,523,889	$—	(a)	$(95)	$(40)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,050	2,843	9,893	9,893	43		—	—

				$1,533,782	$43		$(95)	$(40)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$32,019,029	$657	$—	$32,019,686
Money Market Funds	1,533,782	—	—	1,533,782

	$33,552,811	$657	$—	$33,553,468

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

106

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI USA ESG Optimized ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 2.4%
Arconic Inc.	716	$17,621
L3 Technologies Inc.	90	17,873
Northrop Grumman Corp.	307	94,372
Raytheon Co.	470	89,840
Rockwell Collins Inc.	518	68,537
Spirit AeroSystems Holdings Inc., Class A	210	17,692
United Technologies Corp.	880	106,876

		412,811
Air Freight & Logistics — 0.8%
Expeditors International of Washington Inc.	532	34,463
United Parcel Service Inc., Class B	854	103,718

		138,181
Airlines — 0.1%
Southwest Airlines Co.	349	21,174

Auto Components — 0.1%
Autoliv Inc.	138	17,653

Automobiles — 0.3%
Tesla Inc.(a)(b)	181	55,902

Banks — 5.5%
Bank of America Corp.	7,420	209,021
Citigroup Inc.	2,279	172,065
Citizens Financial Group Inc.	456	18,559
Comerica Inc.	367	30,575
JPMorgan Chase & Co.	2,675	279,591
KeyCorp.	2,838	53,865
M&T Bank Corp.	113	19,091
People’s United Financial Inc.	2,030	38,611
PNC Financial Services Group Inc. (The)(c)	550	77,308
Regions Financial Corp.	1,130	18,747
SVB Financial Group(a)	105	23,902
U.S. Bancorp.	329	18,144

		959,479
Beverages — 2.6%
Coca-Cola Co. (The)	4,227	193,470
Molson Coors Brewing Co., Class B	401	31,318
PepsiCo Inc.	1,926	224,417

		449,205
Biotechnology — 2.9%
AbbVie Inc.	1,268	122,895
Amgen Inc.	543	95,383
Biogen Inc.(a)	193	62,179
Celgene Corp.(a)	586	59,086
Gilead Sciences Inc.	1,234	92,279
Incyte Corp.(a)	173	17,125
TESARO Inc.(a)	203	17,174
Vertex Pharmaceuticals Inc.(a)	282	40,690

		506,811
Building Products — 1.0%
Allegion PLC	450	37,863
Johnson Controls International PLC	1,807	68,015
Lennox International Inc.	88	18,457
Masco Corp.	561	24,073
Owens Corning	303	26,770

		175,178

Security	Shares	Value
Capital Markets — 3.8%
Ameriprise Financial Inc.	106	$17,302
Bank of New York Mellon Corp. (The)	1,253	68,589
BlackRock Inc.(c)	225	112,768
Charles Schwab Corp. (The)	463	22,590
CME Group Inc.	314	46,956
Franklin Resources Inc.	487	21,111
Goldman Sachs Group Inc. (The)	290	71,816
Moody’s Corp.	115	17,459
Morgan Stanley	1,384	71,428
Northern Trust Corp.	674	65,904
S&P Global Inc.	225	37,233
State Street Corp.	646	61,596
T Rowe Price Group Inc.	182	18,731
TD Ameritrade Holding Corp.	356	18,217

		651,700
Chemicals — 2.5%
Axalta Coating Systems Ltd.(a)	608	19,249
DowDuPont Inc.	1,727	124,275
Ecolab Inc.	1,323	179,822
International Flavors & Fragrances Inc.	215	33,420
Mosaic Co. (The)	1,317	31,990
Praxair Inc.	126	19,394
Sherwin-Williams Co. (The)	77	30,755

		438,905
Communications Equipment — 1.2%
Cisco Systems Inc.	4,494	167,626
CommScope Holding Co. Inc.(a)	496	17,851
Motorola Solutions Inc.	285	26,822

		212,299
Construction & Engineering — 0.1%
Fluor Corp.	452	21,881

Consumer Finance — 0.9%
Ally Financial Inc.	766	20,575
American Express Co.	1,024	100,055
Capital One Financial Corp.	311	28,612

		149,242
Containers & Packaging — 0.1%
WestRock Co.	377	23,529

Distributors — 0.1%
LKQ Corp.(a)	487	19,198

Diversified Financial Services — 0.8%
Berkshire Hathaway Inc.(a)	714	137,809

Diversified Telecommunication Services — 1.8%
AT&T Inc.	3,947	143,592
CenturyLink Inc.	1,376	20,076
Verizon Communications Inc.	2,859	145,494

		309,162
Electric Utilities — 2.9%
American Electric Power Co. Inc.	342	26,549
Edison International	491	39,904
Eversource Energy	1,467	95,135
Exelon Corp.	1,377	57,435
NextEra Energy Inc.	934	147,609
Southern Co. (The)	341	17,459
Xcel Energy Inc.	2,141	110,497

		494,588

107

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI USA ESG Optimized ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Electrical Equipment — 0.3%
Acuity Brands Inc.	105	$17,999
Eaton Corp. PLC	224	17,423
Rockwell Automation Inc.	123	23,749

		59,171
Electronic Equipment, Instruments & Components — 0.8%
Cognex Corp.	120	16,629
Corning Inc.	1,401	45,378
TE Connectivity Ltd.	673	63,558
Trimble Inc.(a)	410	17,216

		142,781
Energy Equipment & Services — 0.8%
Halliburton Co.	411	17,171
National Oilwell Varco Inc.	631	21,170
Schlumberger Ltd.	1,095	68,821
TechnipFMC PLC	1,298	37,175

		144,337
Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	449	64,625
Boston Properties Inc.	413	51,782
Equinix Inc.	164	76,176
HCP Inc.	687	18,164
Host Hotels & Resorts Inc.	1,643	32,515
Iron Mountain Inc.	551	22,519
Liberty Property Trust	1,223	54,888
Prologis Inc.	1,480	98,021
SBA Communications Corp.(a)	142	24,105
UDR Inc.	695	27,334
Welltower Inc.	251	16,933
Weyerhaeuser Co.	856	30,285

		517,347
Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	119	21,947
CVS Health Corp.	639	48,948
Walgreens Boots Alliance Inc.	587	42,710
		113,605
Food Products — 2.2%
Archer-Daniels-Midland Co.	436	17,388
Bunge Ltd.	513	34,325
Campbell Soup Co.	707	34,855
General Mills Inc.	1,331	75,281
JM Smucker Co. (The)	148	17,267
Kellogg Co.	1,202	79,524
Kraft Heinz Co. (The)	433	35,233
McCormick & Co. Inc./MD, NVS	392	40,055
Mondelez International Inc., Class A	1,007	43,241

		377,169
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	1,187	66,911
Align Technology Inc.(a)	127	33,132
Becton Dickinson and Co.	396	90,371
Cooper Companies Inc. (The)	71	17,124
DENTSPLY SIRONA Inc.	257	17,222
Edwards Lifesciences Corp.(a)	367	43,012
IDEXX Laboratories Inc.(a)	200	31,282
Medtronic PLC	472	38,765
ResMed Inc.	253	21,606

		359,425

Security	Shares	Value
Health Care Providers & Services — 3.0%
Aetna Inc.	176	$31,712
AmerisourceBergen Corp.	227	19,254
Anthem Inc.	130	30,545
Cardinal Health Inc.	963	57,000
Centene Corp.(a)	181	18,478
Cigna Corp.	197	41,711
Envision Healthcare Corp.(a)	589	18,807
HCA Healthcare Inc.(a)	586	49,810
Henry Schein Inc.(a)	1,021	72,950
Humana Inc.	104	27,129
Quest Diagnostics Inc.	305	30,030
UnitedHealth Group Inc.	528	120,474

		517,900
Hotels, Restaurants & Leisure — 1.6%
Darden Restaurants Inc.	206	17,370
Hilton Worldwide Holdings Inc.	391	30,326
Marriott International Inc./MD, Class A	419	53,213
McDonald’s Corp.	398	68,444
MGM Resorts International	548	18,698
Royal Caribbean Cruises Ltd.	208	25,767
Starbucks Corp.	518	29,950
Vail Resorts Inc.	174	39,178

		282,946
Household Durables — 0.5%
Mohawk Industries Inc.(a)	124	35,043
Newell Brands Inc.	910	28,183
Whirlpool Corp.	103	17,363

		80,589
Household Products — 2.2%
Clorox Co. (The)	407	56,691
Colgate-Palmolive Co.	1,019	73,826
Kimberly-Clark Corp.	330	39,521
Procter & Gamble Co. (The)	2,416	217,416

		387,454
Industrial Conglomerates — 3.1%
3M Co.	946	230,010
General Electric Co.	8,626	157,770
Honeywell International Inc.	1,014	158,143

		545,923
Insurance — 2.8%
Allstate Corp. (The)	391	40,140
American International Group Inc.	284	17,029
Arthur J Gallagher & Co.	336	22,119
Chubb Ltd.	365	55,520
Hartford Financial Services Group Inc. (The)	521	29,926
Marsh & McLennan Companies Inc.	1,033	86,700
MetLife Inc.	456	24,478
Principal Financial Group Inc.	295	20,883
Progressive Corp. (The)	624	33,184
Prudential Financial Inc.	559	64,755
Travelers Companies Inc. (The)	455	61,684
Willis Towers Watson PLC	181	29,105

		485,523
Internet & Direct Marketing Retail — 2.7%
Amazon.com Inc.(a)	290	341,258
Netflix Inc.(a)	290	54,398
Priceline Group Inc. (The)(a)	37	64,369

		460,025

108

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI USA ESG Optimized ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Internet Software & Services — 4.7%
Alphabet Inc., Class A(a)	194	$201,017
Alphabet Inc., Class C(a)	286	292,123
Facebook Inc., Class A(a)	1,854	328,492

		821,632
IT Services — 3.9%
Accenture PLC, Class A	977	144,606
Automatic Data Processing Inc.	360	41,205
Cognizant Technology Solutions Corp., Class A	479	34,622
DXC Technology Co.	242	23,266
International Business Machines Corp.	956	147,195
Mastercard Inc., Class A	557	83,812
PayPal Holdings Inc.(a)	767	58,085
Visa Inc., Class A	1,199	134,995
Western Union Co. (The)	869	17,111

		684,897
Leisure Products — 0.2%
Hasbro Inc.	193	17,953
Mattel Inc.	1,086	19,819

		37,772
Life Sciences Tools & Services — 1.2%
Agilent Technologies Inc.	946	65,501
Illumina Inc.(a)	81	18,633
IQVIA Holdings Inc.(a)	316	32,235
Mettler-Toledo International Inc.(a)	74	46,562
Waters Corp.(a)	214	42,194

		205,125
Machinery — 2.3%
Caterpillar Inc.	751	106,004
Cummins Inc.	511	85,541
Deere & Co.	335	50,203
Ingersoll-Rand PLC	564	49,418
Parker-Hannifin Corp.	171	32,061
Snap-on Inc.	128	21,687
Xylem Inc./NY	718	49,786

		394,700
Media — 2.6%
Charter Communications Inc., Class A(a)	111	36,209
Comcast Corp., Class A	2,559	96,065
Discovery Communications Inc., Class C, NVS(a)	1,183	21,389
Liberty Broadband Corp., Class C(a)	229	19,912
Liberty Global PLC Series C NVS(a)	1,359	41,898
Scripps Networks Interactive Inc., Class A	210	17,186
Time Warner Inc.	980	89,680
Walt Disney Co. (The)	1,298	136,056

		458,395
Metals & Mining — 0.2%
Newmont Mining Corp.	470	17,385
Nucor Corp.	308	17,710

		35,095
Multi-Utilities — 0.6%
CMS Energy Corp.	360	17,964
Consolidated Edison Inc.	356	31,698
Dominion Energy Inc.	245	20,612
Sempra Energy	266	32,183

		102,457
Multiline Retail — 0.4%
Macy’s Inc.	822	19,564
Nordstrom Inc.	413	18,771

Security	Shares	Value
Multiline Retail (continued)
Target Corp.	578	$34,622

		72,957
Oil, Gas & Consumable Fuels — 4.2%
Andeavor	163	17,192
Apache Corp.	460	19,242
Cheniere Energy Inc.(a)	357	17,250
ConocoPhillips	1,310	66,653
Devon Energy Corp.	738	28,435
EQT Corp.	288	17,165
Exxon Mobil Corp.	3,321	276,606
Hess Corp.	843	38,677
Kinder Morgan Inc./DE	1,085	18,694
Marathon Oil Corp.	1,181	17,526
Marathon Petroleum Corp.	619	38,768
Noble Energy Inc.	1,039	27,326
Occidental Petroleum Corp.	671	47,305
ONEOK Inc.	464	24,081
Phillips 66	412	40,195
Valero Energy Corp.	466	39,899

		735,014
Pharmaceuticals — 4.4%
Allergan PLC	191	33,202
Bristol-Myers Squibb Co.	1,386	87,581
Eli Lilly & Co.	1,031	87,264
Jazz Pharmaceuticals PLC(a)	125	17,467
Johnson & Johnson	2,005	279,357
Merck & Co. Inc.	2,341	129,387
Pfizer Inc.	1,596	57,871
Zoetis Inc.	1,037	74,965

		767,094
Professional Services — 0.2%
ManpowerGroup Inc.	232	29,905

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	881	38,200
Jones Lang LaSalle Inc.	113	17,232

		55,432
Road & Rail — 1.0%
AMERCO	48	17,792
CSX Corp.	549	30,607
Norfolk Southern Corp.	281	38,955
Union Pacific Corp.	643	81,339

		168,693
Semiconductors & Semiconductor Equipment — 3.8%
Analog Devices Inc.	277	23,852
Applied Materials Inc.	1,004	52,981
Broadcom Ltd.	187	51,975
Intel Corp.	4,260	191,018
Lam Research Corp.	196	37,697
Micron Technology Inc.(a)	534	22,636
NVIDIA Corp.	508	101,961
QUALCOMM Inc.	670	44,448
Skyworks Solutions Inc.	156	16,339
Texas Instruments Inc.	1,265	123,072

		665,979
Software — 6.1%
Adobe Systems Inc.(a)	439	79,665
Autodesk Inc.(a)	270	29,619
CA Inc.	801	26,489

109

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI USA ESG Optimized ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Cadence Design Systems Inc.(a)	1,059	$46,501
Dell Technologies Inc., Class V(a)	209	16,352
Intuit Inc.	321	50,468
Microsoft Corp.	6,402	538,856
Oracle Corp.	2,636	129,322
salesforce.com Inc.(a)	883	92,115
Symantec Corp.	857	24,827
Take-Two Interactive Software Inc.(a)	145	16,175
Workday Inc., Class A(a)	154	15,862

		1,066,251
Specialty Retail — 2.2%
Best Buy Co. Inc.	846	50,430
CarMax Inc.(a)	245	16,883
Gap Inc. (The)	808	26,107
Home Depot Inc. (The)	878	157,882
Lowe’s Companies Inc.	725	60,443
Tiffany & Co.	484	45,738
Tractor Supply Co.	287	19,585

		377,068
Technology Hardware, Storage & Peripherals — 4.5%
Apple Inc.	3,858	662,997
Hewlett Packard Enterprise Co.	2,657	37,065
HP Inc.	2,003	42,965
Seagate Technology PLC	429	16,542
Xerox Corp.	621	18,419

		777,988
Textiles, Apparel & Luxury Goods — 1.0%
Hanesbrands Inc.	873	18,237
NIKE Inc., Class B	1,332	80,480
PVH Corp.	208	27,986
VF Corp.	568	41,441

		168,144

Security	Shares	Value
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	1,345	$17,942

Trading Companies & Distributors — 0.2%
WW Grainger Inc.	137	30,320

Total Common Stocks — 99.8% (Cost: $16,231,261)		17,341,762

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(c)(d)(e)	79,250	79,266
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(c)(d)	35,210	35,210

		114,476

Total Short-Term Investments — 0.6% (Cost: $114,476)		114,476

Total SInvestments in Securities — 100.4% (Cost: $16,345,737)		17,456,238
Other Assets, Less Liabilities — (0.4)%		(73,818)

Net Assets — 100.0%		$17,382,420

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased		Shares Sold	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Inc.	166	126		(67)	225	$112,768	$—		$8,307	$8,325
PNC Financial Services Group Inc. (The)	453	339		(242)	550	77,308	340		5,613	3,021
BlackRock Cash Funds: Institutional, SL Agency Shares	5,359	73,891	(a)	—	79,250	79,266	—	(b)	(4)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	28,983	6,227	(a)	—	35,210	35,210	43		—	—

						$304,552	$383		$13,916	$11,346

(a)	Net of purchases and sales.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

110

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI USA ESG Optimized ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$17,341,762	$—	$—	$17,341,762
Money Market Funds	114,476	—	—	114,476

	$17,456,238	$—	$—	$17,456,238

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

111

Item 2.	Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	January 29, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	January 29, 2018